UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21449
                                                     ---------------------

                  Nuveen Municipal High Income Opportunity Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                --------------------------------
                                                Semiannual Report April 30, 2005
                                                --------------------------------

                    Nuveen Investments
                    Municipal Closed-End
                    Exchange-Traded
                    Funds

NUVEEN INVESTMENT
QUALITY MUNICIPAL
       FUND, INC.
              NQM

    NUVEEN SELECT
QUALITY MUNICIPAL
       FUND, INC.
              NQS                  [GRAPHIC OMITTED]

   NUVEEN QUALITY
 INCOME MUNICIPAL
       FUND, INC.
              NQU

   NUVEEN PREMIER
 MUNICIPAL INCOME
       FUND, INC.
              NPF

 NUVEEN MUNICIPAL
      HIGH INCOME
 OPPORTUNITY FUND
              NMZ

                    DEPENDABLE,
                    TAX-FREE INCOME BECAUSE
                    IT'S NOT WHAT YOU EARN,
                    IT'S WHAT YOU KEEP.(R)

                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

                                 [PHOTO OMITTED]

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                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

[PHOTO OMITTED]

Timothy R. Schwertfeger
  Chairman of the Board

      Chairman's
            Letter to Shareholders

      Once again, I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

      As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place over the past year in shorter-term rates. If longer-term rates do begin to rise significantly, some of you also may be wondering if that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.

"In fact, a well-diversified portfolio may actually help to reduce your overall investment risk."

      From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

      As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

      Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

      These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      Chairman of the Board

      June 15, 2005

Nuveen Investments Municipal Closed-End Exchange-Traded Funds
NQM, NQS, NQU, NPF, NMZ

Portfolio Managers'
         Comments

Portfolio managers Dan Solender, Tom Spalding and John Miller review key investment strategies and the semiannual performance of these five Funds. With 13 years of investment experience, Dan has managed NQM and NPF since 2003. A 30-year veteran of Nuveen, Tom has managed NQS and NQU since 2003. John, who has 12 years of municipal market experience, assumed portfolio management responsibility for NMZ at its inception in November 2003.

What key strategies were used to manage these Funds during the six months ended April 30, 2005?

Between November 2004 and April 2005, the Federal Reserve introduced four quarter-point increases in the fed funds rate, raising this short-term rate benchmark from 1.75% to 2.75%. (On May 3, 2005, following the end of this reporting period, the Fed announced another 0.25% hike, bringing the fed funds rate to 3.00%.) Given these short-term rate increases, many market participants expected to see steadily higher interest rates across most of the municipal market yield curve as we moved through the reporting period. This did not occur, as longer-term yields (as measured by the widely-followed Bond Buyer 25 Revenue Municipal Bond Index) declined by 14 basis points during the six-month period. As a result, the municipal yield curve flattened.

In this environment, our focus for these Funds remained on a strategy we have employed for the past few years - finding and holding bonds that, in our judgment, would add immediate value to the Funds' portfolios and that could also perform well under a variety of future market scenarios.

As a result, our purchase activity for NQM, NQS, NQU and NPF during this period generally concentrated on buying bonds in the long-intermediate part of the yield curve; that is, bonds that mature in about 20 years. In our opinion, this part of the municipal market yield curve often offered more attractive opportunities and better values than bonds with longer or shorter maturities. The specific securities purchased for each Fund varied according to the average maturity of the Fund's current portfolio and its overall sensitivity to interest rate fluctuations.

In addition, the focus on this segment of the curve helped improve the maturity positioning of NQM and NPF by reducing their relatively large weightings in bonds with effective maturities of less than 10 years. This reallocation also helped us to diversify the call exposure of the Funds, as we sold bonds with short call dates and reinvested the proceeds at systematic intervals in bonds with longer effective maturities.

We also sought to keep the Funds fully invested. This was helped by the strong supply of municipal bonds during this reporting period. For the six months ended April 2005, municipal issuance nationwide totaled approximately $187.7 billion, up 8.6% from the six months ended April 2004. One of the major drivers of the increased supply during this current period was a significant growth in the number of refundings, as issuers sought to take advantage of relatively low current interest rates.

Overall, the percentage of insured and higher credit quality securities that came to market during this period was greater than typically seen. As a result, many of our new purchases over this six-month period were bonds that were rated AAA or AA. Although the market provided fewer opportunities in the lower-rated investment-grade categories, we did seek to maintain or augment the Fund's holdings at this end of the quality spectrum when attractive occasions arose. This generally benefited all the Funds, as lower-rated bonds often were among the best performers during this reporting period. Many of these portfolio additions were made with the proceeds from sales of pre-refunded bonds, which tended to underperform in the interest rate environment of the past six months.

In looking for new additions to the portfolios of NQM and NPF, we sought bonds with premium prices -- that is, bonds trading above their par value because they have coupons greater than current coupon levels. Historically, these bonds have tended to hold their value better than current coupon bonds when interest rates rise. When possible, we purchased bonds issued within states like New York, California, Michigan and Florida where investors typically show strong, consistent demand for municipal bonds. We believe this historically strong demand, regardless of the economic or interest rate environment, may provide more price support over time for the bonds in the Funds' portfolios, and also provide for enhanced liquidity if opportunities arise to sell the securities at attractive prices.

NMZ was established as a high-yield Fund that can invest up to 50% of its portfolio in sub-investment grade quality bonds. Our goals during this period were to keep NMZ fully invested and to maintain the sub-investment grade portion of the Fund's portfolio as close to the 50% threshold as we felt was prudent. Over this six-month reporting period, the supply of high-yield bonds was not as plentiful as in the rest of the municipal market. In addition, demand for these types of securities increased. This limited our purchase opportunities, but we did find some opportunities among hospital bonds, industrial development revenue bonds (including the subsectors of electric utilities and basic materials), community development districts, charter schools, and multifamily housing bonds.

How did the Funds perform?

Individual results for these Funds, as well as for a comparative index and average, are presented in the accompanying table.

Total Returns on Net Asset Value*
For periods ended 4/30/05

                           6-Month        1-Year          5-Year        10-Year
--------------------------------------------------------------------------------
NQM                          2.23%         10.10%           9.13%         6.96%
--------------------------------------------------------------------------------
NQS                          3.31%         10.17%           9.19%         7.39%
--------------------------------------------------------------------------------
NQU                          3.26%         11.41%           8.69%         7.22%
--------------------------------------------------------------------------------
NPF                          2.56%         10.79%           8.65%         7.25%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index(1)                1.93%          6.82%           7.04%         6.48%
--------------------------------------------------------------------------------
Lipper General
Leveraged
Municipal Debt
Funds Average(2)             3.83%         10.67%           8.98%         7.17%
--------------------------------------------------------------------------------
NMZ                          6.83%         17.85%             NA            NA
--------------------------------------------------------------------------------
Lehman Brothers
High-Yield Municipal
Bond Index(1)                7.13%         12.58%             --            --
--------------------------------------------------------------------------------
Lipper High-Yield
Municipal Debt
Funds Average(2)             5.59%         11.56%             --            --
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2005, the cumulative returns on net asset value (NAV) for NQM, NQS, NQU and NPF all outperformed the return on the Lehman Brothers Municipal Bond Index. Each of these Funds underperformed the average return for their Lipper peer group. Over the same period, NMZ underperformed the unmanaged Lehman Brothers High-Yield Municipal Bond Index and outperformed the Lipper High-Yield peer group.

One of the primary factors that benefited the six-month performance of NQM, NQS, NQU and NPF relative to that of the unmanaged, unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods when interest rates rise, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

(1) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. The Lehman High-Yield Municipal Bond Index is an unleveraged, unmanaged national index comprising municipal bonds rated below investment grade (i.e., below Baa by Moody's Investors Service and below BBB by Standard & Poor's or Fitch Ratings). Results for the Lehman indexes do not reflect any expenses.

(2) The Lipper General Leveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 67 funds; 1 year, 67 funds; 5 years, 51 funds; and 10 years, 46 funds. The Lipper High-Yield Municipal Debt Funds category average is calculated using the returns of all 15 closed-end exchange-traded funds in this category for both the six-month and one-year periods. Fund and Lipper returns assume reinvestment of dividends.

As noted earlier, the municipal market yield curve flattened over the course of the reporting period. As a result, the prices of bonds with longer maturities generally tended to perform better than those of securities with shorter maturities. This benefited the performance of NQS and NQU, which had more exposure to the long end of the yield curve than NQM and NPF. The relative exposures to longer and shorter bonds among the NQM, NQS, NQU and NPF accounted for much of their performance differential over these six-months.

The flattening of the yield curve during this period also reflected an environment in which many issuers found refundings more economically feasible. This led to an increase in escrowed and pre-refunded bonds in NQS, NQU and NPF in particular. The performance of these Funds was boosted by the price appreciation and enhanced credit quality accompanying these advance refundings. At the same time, we trimmed some of these Funds' holdings of older pre-refunded bonds, which tended to underperform the general municipal market during this period due primarily to their shorter effective maturities.

All of the Funds also benefited from their allocations of lower quality bonds during this period, with bonds rated BBB generally outperforming other credit quality sectors as the demand for these bonds increased. Among the lower-rated holdings making positive contributions to the Funds' cumulative six-month returns were hospital bonds, as the healthcare sector ranked second in terms of performance among the Lehman municipal revenue sectors for the period. In addition, bonds backed by the 1998 master tobacco settlement agreement also produced solid performance during this period, as the litigation environment improved and increased demand drove tobacco bond prices higher. As of April 30, 2005, NQS and NQU held approximately 5% of their assets in tobacco bonds, while NQM and NPF held approximately 2% of their assets in these bonds.

At the beginning of this reporting period, NPF held a distressed credit (Northwest Minnesota Multi-County Housing and Redevelopment Authority) that had stopped accruing interest. Although this credit was sold from NPF's portfolio during this period, it nevertheless had a negative impact on the Fund's performance and the income available to pay the Fund's common shareholder dividend during this period.

As noted earlier, NMZ is allowed to invest a maximum of 50% of its portfolio in sub-investment grade high-yield municipal bonds (bonds rated below Baa by Moody's and below BBB by Standard & Poor's or Fitch). The comparative Lehman Brothers High-Yield index is 100% composed of sub-investment grade, high-yield municipal credits. During this reporting period, high-yield bonds generally outperformed the higher rated securities. The difference in structure between NMZ and the Lehman index accounted for the performance difference for the six-month period ended April 30, 2005.

In NMZ, the top contributors to performance in terms of individual credit stories during this period included:

      o Ba3/BB bonds issued by the Pocahontas Parkway Association, near Richmond, Virginia, one of the Fund's largest exposures. The price of these bonds has benefited from real estate development along the toll way, which is helping the system meet current traffic estimates and forecasted future growth.

      o Non-rated bonds issued by Decatur Hospital Authority for Wise Regional Health System, near Dallas/Fort Worth, Texas. The improved upgrade/downgrade ratio in the healthcare sector, combined with the rapid regional growth that supports the hospital's expansion and development plans, led to strong appreciation in this credit.

      o Non-rated bonds issued by Buffalo Ridge Metropolitan District, near Denver, Colorado, a community development district bond that appreciated in price as the result of support from the high rate of home sales in the district.

How were the Funds positioned in terms of credit quality and bond calls as of April 30, 2005?

Even though lower quality bonds performed well over this period, we continued to believe that in the current geopolitical and economic climate it was important to maintain strong credit quality. As of April 30, 2005, NQM, NQS, NQU and NPF continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 76% in NQS and NPF to 78% in NQM and 81% in NQU. NMZ held 19% of its portfolio in securities rated BB or lower and 37% in non-rated securities (some of which we judged to be investment-grade quality) as of April 30, 2005. The remainder of NMZ's portfolio were securities of investment-grade quality, including a 13% allocation to bonds rated AAA/U.S. guaranteed and AA.

At the end of April 2005, potential call exposure for the period May 2005 through the end of 2006 ranged from 4% in NQM to 5% in NQU, 7% in NMZ and 11% in NQS and NPF. The number of actual bond calls experienced in all of these Funds will depend largely on future market interest rates.

                            Dividend and Share Price
                                   Information

All five of the Funds in this report use leverage to enhance opportunities for additional income for common shareholders. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging can still provide benefits for common shareholders as short-term rates rise, the extent of the benefit may be less. In addition, any reinvested proceeds from bonds called or retired during this period were reinvested in a low interest rate environment, which also tended to reduce the income generated by the Funds.

The combination of these factors led to single dividend reductions in NQM, NQS and NQU over the six-month period ended April 30, 2005. NPF experienced two dividend reductions during this six-month period. NMZ maintained a stable dividend over the period.

Due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2004 as follows:

             Long-Term Capital Gains                    Ordinary Income
                         (per share)                        (per share)
--------------------------------------------------------------------------------
NQM                          $0.1015                            $    --
--------------------------------------------------------------------------------
NPF                          $0.1347                            $0.0012
--------------------------------------------------------------------------------
NMZ                          $    --                            $0.0621
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders.

As of April 30, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums/discounts to their NAVs as shown in the accompanying chart:

                             4/30/05                    6-Month Average
                    Premium/Discount                   Premium/Discount
--------------------------------------------------------------------------------
NQM                           -6.39%                             -7.03%
--------------------------------------------------------------------------------
NQS                           -7.51%                             -6.80%
--------------------------------------------------------------------------------
NQU                           -9.64%                             -8.36%
--------------------------------------------------------------------------------
NPF                          -10.70%                             -8.68%
--------------------------------------------------------------------------------
NMZ                           +1.05%                             +0.13%
--------------------------------------------------------------------------------

Nuveen Investment Quality Municipal Fund, Inc.

NQM

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

-----------------------------------------
AAA/U.S. Guaranteed                  68%
-----------------------------------------
AA                                   10%
-----------------------------------------
A                                    13%                [PIE CHART]
-----------------------------------------
BBB                                   5%
-----------------------------------------
NR                                    4%
-----------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                            0.084
Jun                            0.084
Jul                            0.084
Aug                            0.084
Sep                            0.084
Oct                            0.084
Nov                            0.084
Dec                            0.084
Jan                            0.084
Feb                            0.084
Mar                            0.081
Apr                            0.081


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.97
                              13.93
                              13.86
                              13.68
                              13.34
                              13.24
                              13.5
                              13.4
                              13.37
                              13.63
                              13.55
                              13.52
                              13.49
                              13.65
                              13.85
                              13.88
                              13.89
                              13.98
                              13.95
                              14.14
                              14.14
                              14.18
                              14.14
                              14.06
                              14.04
                              14
                              13.95
                              14
                              13.97
                              13.59
                              13.8
                              13.81
                              13.73
                              13.7
                              13.72
                              13.66
                              13.72
                              13.8
                              13.85
                              13.82
                              13.89
                              13.95
                              14.03
                              14.19
                              14.24
                              14.31
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                              14.44
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                              14.32
                              14.45
                              14.47
                              14.37
                              14.4
                              14.38
                              14.28
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                              14.31
                              14.3
                              14.32
                              14.43
                              14.48
                              14.56
                              14.56
                              14.56
                              14.67
                              14.67
                              14.65
                              14.75
                              14.75
                              14.78
                              14.79
                              14.79
                              14.87
                              14.83
                              14.83
                              14.85
                              14.9
                              14.9
                              14.92
                              14.89
                              14.89
                              14.99
                              15.01
                              15.03
                              15.02
                              15.03
                              14.99
                              14.96
                              15.05
                              15.07
                              15.08
                              15.16
                              15.05
                              15.04
                              15.14
                              15.14
                              15.12
                              15.15
                              15.13
                              15.18
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                              15.21
                              15.25
                              15.26
                              15.25
                              15.19
                              15.13
                              15.12
                              15.15
                              15.17
                              15.12
                              15.2
                              15.19
                              15.19
                              15.12
                              15.14
                              15.17
                              15.12
                              15.13
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                              15.16
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                              15.19
                              15.17
                              15.23
                              15.29
                              15.33
                              15.35
                              15.4
                              15.28
                              15.3
                              14.85
                              14.53
                              14.62
                              14.56
                              14.62
                              14.69
                              14.72
                              14.75
                              14.88
                              14.87
                              14.79
                              14.8
                              14.78
                              14.82
                              14.8
                              14.71
                              14.58
                              14.64
                              14.48
                              14.67
                              14.72
                              14.73
                              14.75
                              14.74
                              14.8
                              14.6
                              14.59
                              14.6
                              14.59
                              14.63
                              14.59
                              14.55
                              14.52
                              14.45
                              14.5
                              14.53
                              14.53
                              14.63
                              14.79
                              14.89
                              14.8
                              14.87
                              14.93
                              14.99
                              15
                              14.94
                              14.9
                              14.82
                              14.73
                              14.72
                              14.66
                              14.59
                              14.61
                              14.69
                              14.69
                              14.69
                              14.74
                              14.79
                              14.85
                              14.86
                              14.86
                              14.92
                              15.04
                              15.15
                              15.18
                              15.29
                              15.3
                              15.16
                              15.1
                              15.08
                              14.99
                              15.05
                              14.93
                              14.79
                              14.82
                              14.87
                              14.9
                              14.85
                              14.8
                              14.86
                              14.89
                              14.91
                              14.94
                              14.95
                              14.87
                              14.93
                              14.79
                              14.7
                              14.74
                              14.63
                              14.69
                              14.68
                              14.67
                              14.5
                              13.98
                              13.99
                              13.89
                              13.94
                              14.04
                              14.3
                              14.39
                              14.39
                              14.48
                              14.55
                              14.49
                              14.45
                              14.56
                              14.6
                              14.58
                              14.6
                              14.62
                              14.69
                              14.64
                              14.54
                              14.47
                              14.47
                              14.48
                              14.51
                              14.68
                              14.71
                              14.8
4/30/05                       14.8


Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.80
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.81
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -6.39%
--------------------------------------------------------------------------------
Market Yield                                                               6.57%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.13%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $565,277
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            16.28
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.35
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 6/21/90)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                           0.53%              2.23%
--------------------------------------------------------------------------------
1-Year                                                13.90%             10.10%
--------------------------------------------------------------------------------
5-Year                                                10.65%              9.13%
--------------------------------------------------------------------------------
10-Year                                                6.89%              6.96%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 12.1%
--------------------------------------------------------------------------------
New York                                                                   11.5%
--------------------------------------------------------------------------------
Texas                                                                      10.8%
--------------------------------------------------------------------------------
Illinois                                                                    7.0%
--------------------------------------------------------------------------------
Washington                                                                  6.2%
--------------------------------------------------------------------------------
Minnesota                                                                   4.5%
--------------------------------------------------------------------------------
Georgia                                                                     4.3%
--------------------------------------------------------------------------------
District of Columbia                                                        4.1%
--------------------------------------------------------------------------------
North Carolina                                                              3.8%
--------------------------------------------------------------------------------
Rhode Island                                                                3.7%
--------------------------------------------------------------------------------
Nevada                                                                      3.4%
--------------------------------------------------------------------------------
Colorado                                                                    3.2%
--------------------------------------------------------------------------------
Massachusetts                                                               3.0%
--------------------------------------------------------------------------------
Michigan                                                                    3.0%
--------------------------------------------------------------------------------
Other                                                                      19.4%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            19.4%
--------------------------------------------------------------------------------
Healthcare                                                                 14.5%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.6%
--------------------------------------------------------------------------------
Transportation                                                             12.9%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     12.4%
--------------------------------------------------------------------------------
Water and Sewer                                                             7.3%
--------------------------------------------------------------------------------
Utilities                                                                   6.2%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         5.6%
--------------------------------------------------------------------------------
Other                                                                       8.1%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

(2) The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1015 per share.

Nuveen Select Quality Municipal Fund, Inc.

NQS

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

-----------------------------------------
AAA/U.S. Guaranteed                  67%
-----------------------------------------
AA                                    9%
-----------------------------------------
A                                     7%                [PIE CHART]
-----------------------------------------
BBB                                  13%
-----------------------------------------
BB or Lower                           2%
-----------------------------------------
NR                                    2%
-----------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                            0.083
Jun                            0.083
Jul                            0.083
Aug                            0.083
Sep                            0.083
Oct                            0.083
Nov                            0.083
Dec                            0.083
Jan                            0.083
Feb                            0.083
Mar                             0.08
Apr                             0.08

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.8
                              13.79
                              13.72
                              13.66
                              13.22
                              13.04
                              13.25
                              13.19
                              13.12
                              13.4
                              13.4
                              13.3
                              13.33
                              13.39
                              13.62
                              13.8
                              13.82
                              13.77
                              13.93
                              13.95
                              13.95
                              14.04
                              13.99
                              13.95
                              13.85
                              13.9
                              14.07
                              14.06
                              13.92
                              13.67
                              13.75
                              13.81
                              13.71
                              13.74
                              13.79
                              13.7
                              13.71
                              13.78
                              13.87
                              13.82
                              13.76
                              13.83
                              13.91
                              14.06
                              14.02
                              14.04
                              14.1
                              14.28
                              14.28
                              14.14
                              14.2
                              14.28
                              14.37
                              14.31
                              14.2
                              14.1
                              14.25
                              14.3
                              14.21
                              14.2
                              14.29
                              14.28
                              14.35
                              14.35
                              14.33
                              14.46
                              14.52
                              14.55
                              14.63
                              14.61
                              14.58
                              14.53
                              14.55
                              14.64
                              14.71
                              14.76
                              14.74
                              14.75
                              14.67
                              14.65
                              14.72
                              14.78
                              14.9
                              14.96
                              14.97
                              14.92
                              14.92
                              14.9
                              14.9
                              15.1
                              15.05
                              15.04
                              15
                              14.98
                              14.98
                              14.97
                              15.11
                              15.12
                              15.13
                              15.11
                              15.09
                              15.19
                              15.16
                              15.04
                              15.09
                              15.09
                              14.97
                              14.9
                              14.82
                              14.94
                              14.97
                              14.96
                              15.03
                              15.03
                              15.08
                              14.96
                              14.93
                              14.91
                              14.99
                              15.06
                              15.06
                              15.05
                              15.05
                              15.06
                              15.07
                              15.1
                              15.09
                              15.19
                              15.15
                              15.22
                              15.22
                              15.1
                              14.73
                              14.31
                              14.5
                              14.48
                              14.55
                              14.59
                              14.64
                              14.69
                              14.73
                              14.75
                              14.68
                              14.89
                              14.8
                              14.81
                              14.71
                              14.62
                              14.49
                              14.51
                              14.38
                              14.53
                              14.56
                              14.54
                              14.55
                              14.6
                              14.66
                              14.52
                              14.6
                              14.7
                              14.61
                              14.65
                              14.67
                              14.6
                              14.65
                              14.68
                              14.73
                              14.85
                              14.77
                              14.95
                              15.05
                              15.03
                              14.89
                              14.84
                              14.85
                              14.84
                              14.79
                              14.72
                              14.55
                              14.5
                              14.36
                              14.46
                              14.49
                              14.53
                              14.56
                              14.64
                              14.61
                              14.56
                              14.58
                              14.63
                              14.69
                              14.68
                              14.7
                              14.79
                              14.83
                              14.92
                              14.98
                              15
                              15.01
                              14.88
                              14.96
                              15.04
                              14.96
                              14.98
                              14.66
                              14.48
                              14.6
                              14.7
                              14.76
                              14.73
                              14.76
                              14.75
                              14.75
                              14.75
                              14.77
                              14.71
                              14.68
                              14.67
                              14.56
                              14.41
                              14.35
                              14.36
                              14.46
                              14.38
                              14.3
                              14.13
                              13.85
                              13.86
                              13.8
                              13.78
                              13.97
                              14.25
                              14.29
                              14.3
                              14.31
                              14.37
                              14.35
                              14.25
                              14.39
                              14.39
                              14.39
                              14.4
                              14.56
                              14.6
                              14.5
                              14.35
                              14.25
                              14.24
                              14.3
                              14.39
                              14.52
                              14.55
                              14.53
4/30/05                       14.53


Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.53
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.71
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -7.51%
--------------------------------------------------------------------------------
Market Yield                                                               6.61%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.18%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $532,420
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            17.32
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.30
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/21/91)
--------------------------------------------------------------------------------
                                                   On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                             -1.08%            3.31%
--------------------------------------------------------------------------------
1-Year                                                   12.64%           10.17%
--------------------------------------------------------------------------------
5-Year                                                   10.34%            9.19%
--------------------------------------------------------------------------------
10-Year                                                   7.14%            7.39%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   10.6%
--------------------------------------------------------------------------------
New York                                                                   10.2%
--------------------------------------------------------------------------------
Texas                                                                      10.0%
--------------------------------------------------------------------------------
South Carolina                                                              6.0%
--------------------------------------------------------------------------------
Michigan                                                                    5.8%
--------------------------------------------------------------------------------
Nevada                                                                      5.6%
--------------------------------------------------------------------------------
Colorado                                                                    5.6%
--------------------------------------------------------------------------------
Tennessee                                                                   4.3%
--------------------------------------------------------------------------------
New Jersey                                                                  4.2%
--------------------------------------------------------------------------------
New Mexico                                                                  3.0%
--------------------------------------------------------------------------------
Utah                                                                        2.8%
--------------------------------------------------------------------------------
Alabama                                                                     2.7%
--------------------------------------------------------------------------------
Washington                                                                  2.5%
--------------------------------------------------------------------------------
North Carolina                                                              2.3%
--------------------------------------------------------------------------------
Wisconsin                                                                   2.1%
--------------------------------------------------------------------------------
District of Columbia                                                        2.1%
--------------------------------------------------------------------------------
Florida                                                                     1.9%
--------------------------------------------------------------------------------
Other                                                                      18.3%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            19.5%
--------------------------------------------------------------------------------
Healthcare                                                                 16.4%
--------------------------------------------------------------------------------
Utilities                                                                  15.1%
--------------------------------------------------------------------------------
Transportation                                                             12.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     10.1%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      7.1%
--------------------------------------------------------------------------------
Housing/Single Family                                                       5.3%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.2%
--------------------------------------------------------------------------------
Other                                                                       8.8%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Quality Income Municipal Fund, Inc.

NQU

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

----------------------------------
AAA/U.S. Guaranteed           71%
----------------------------------
AA                            10%
----------------------------------
A                              6%               [PIE CHART]
----------------------------------
BBB                            9%
----------------------------------
BB or Lower                    3%
----------------------------------
NR                             1%
----------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                           0.0805
Jun                           0.0805
Jul                           0.0805
Aug                           0.0805
Sep                           0.0805
Oct                           0.0805
Nov                           0.0805
Dec                           0.0805
Jan                           0.0805
Feb                           0.0805
Mar                           0.0775
Apr                           0.0775

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.6
                              13.51
                              13.46
                              13.33
                              13.02
                              12.78
                              12.94
                              12.83
                              12.73
                              12.91
                              12.98
                              12.97
                              12.97
                              12.98
                              13.05
                              13.16
                              13.29
                              13.3
                              13.37
                              13.43
                              13.43
                              13.42
                              13.43
                              13.39
                              13.45
                              13.49
                              13.45
                              13.51
                              13.43
                              13.19
                              13.26
                              13.23
                              13.19
                              13.22
                              13.22
                              13.23
                              13.21
                              13.26
                              13.25
                              13.25
                              13.25
                              13.31
                              13.42
                              13.68
                              13.76
                              13.74
                              13.77
                              13.88
                              13.88
                              13.75
                              13.81
                              13.86
                              13.97
                              14.03
                              13.86
                              13.72
                              13.77
                              13.82
                              13.9
                              13.77
                              13.87
                              13.92
                              14
                              14
                              14.01
                              14.03
                              14.04
                              14.06
                              14.15
                              14.15
                              14.08
                              14.03
                              14.09
                              14.13
                              14.1
                              14.11
                              14.19
                              14.23
                              14.23
                              14.27
                              14.15
                              14.26
                              14.31
                              14.47
                              14.45
                              14.49
                              14.46
                              14.36
                              14.4
                              14.39
                              14.44
                              14.46
                              14.49
                              14.44
                              14.46
                              14.4
                              14.46
                              14.45
                              14.48
                              14.51
                              14.54
                              14.6
                              14.57
                              14.57
                              14.62
                              14.56
                              14.5
                              14.38
                              14.44
                              14.5
                              14.51
                              14.48
                              14.54
                              14.5
                              14.51
                              14.42
                              14.45
                              14.4
                              14.42
                              14.42
                              14.41
                              14.46
                              14.42
                              14.44
                              14.44
                              14.48
                              14.51
                              14.58
                              14.64
                              14.7
                              14.66
                              14.68
                              14.32
                              13.99
                              14.11
                              14.08
                              14.14
                              14.16
                              14.26
                              14.28
                              14.33
                              14.35
                              14.22
                              14.3
                              14.35
                              14.34
                              14.35
                              14.26
                              14.16
                              14.16
                              14.04
                              14.22
                              14.19
                              14.25
                              14.34
                              14.35
                              14.36
                              14.3
                              14.22
                              14.22
                              14.12
                              14.13
                              14.15
                              14.09
                              14.06
                              14
                              13.97
                              13.97
                              13.97
                              14.09
                              14.13
                              14.22
                              14.3
                              14.29
                              14.34
                              14.33
                              14.34
                              14.32
                              14.17
                              14.15
                              14.01
                              14.09
                              14.07
                              14.13
                              14.1
                              14.14
                              14.15
                              14.17
                              14.22
                              14.27
                              14.34
                              14.36
                              14.39
                              14.4
                              14.54
                              14.61
                              14.57
                              14.62
                              14.58
                              14.56
                              14.52
                              14.59
                              14.53
                              14.43
                              14.35
                              14.28
                              14.44
                              14.5
                              14.48
                              14.51
                              14.48
                              14.44
                              14.48
                              14.49
                              14.48
                              14.49
                              14.34
                              14.34
                              14.2
                              14.08
                              13.97
                              13.97
                              13.96
                              13.9
                              13.82
                              13.74
                              13.45
                              13.6
                              13.47
                              13.48
                              13.76
                              13.9
                              13.95
                              13.9
                              13.84
                              13.9
                              13.95
                              13.78
                              13.93
                              13.95
                              13.95
                              13.88
                              13.86
                              13.96
                              14
                              13.96
                              13.88
                              13.89
                              13.98
                              13.96
                              13.99
                              14.07
                              14.06
4/30/05                       14.06



Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.06
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.56
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -9.64%
--------------------------------------------------------------------------------
Market Yield                                                               6.61%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.18%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $843,321
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            16.04
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.97
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 6/19/91)
--------------------------------------------------------------------------------
                                               On Share Price             On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                        -0.29%                 3.26%
--------------------------------------------------------------------------------
1-Year                                              10.85%                11.41%
--------------------------------------------------------------------------------
5-Year                                               9.09%                 8.69%
--------------------------------------------------------------------------------
10-Year                                              6.86%                 7.22%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
New York                                                                   13.9%
--------------------------------------------------------------------------------
Texas                                                                      11.9%
--------------------------------------------------------------------------------
Illinois                                                                    9.2%
--------------------------------------------------------------------------------
Washington                                                                  7.2%
--------------------------------------------------------------------------------
South Carolina                                                              5.7%
--------------------------------------------------------------------------------
Nevada                                                                      5.3%
--------------------------------------------------------------------------------
Massachusetts                                                               4.9%
--------------------------------------------------------------------------------
Oklahoma                                                                    4.3%
--------------------------------------------------------------------------------
California                                                                  3.9%
--------------------------------------------------------------------------------
Colorado                                                                    3.6%
--------------------------------------------------------------------------------
Pennsylvania                                                                3.2%
--------------------------------------------------------------------------------
Alabama                                                                     2.1%
--------------------------------------------------------------------------------
North Carolina                                                              1.7%
--------------------------------------------------------------------------------
New Jersey                                                                  1.5%
--------------------------------------------------------------------------------
Indiana                                                                     1.5%
--------------------------------------------------------------------------------
Ohio                                                                        1.5%
--------------------------------------------------------------------------------
Other                                                                      18.6%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     21.2%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            20.7%
--------------------------------------------------------------------------------
Transportation                                                             13.2%
--------------------------------------------------------------------------------
Utilities                                                                  11.9%
--------------------------------------------------------------------------------
Healthcare                                                                 11.3%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      5.7%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.1%
--------------------------------------------------------------------------------
Other                                                                      10.9%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Premier Municipal Income Fund, Inc.

NPF

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

------------------------------------
AAA/U.S. Guaranteed             64%
------------------------------------
AA                              12%
------------------------------------
A                               15%             [PIE CHART]
------------------------------------
BBB                              8%
------------------------------------
NR                               1%
------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                           0.0825
Jun                           0.0825
Jul                           0.0825
Aug                           0.0825
Sep                             0.08
Oct                             0.08
Nov                             0.08
Dec                            0.077
Jan                            0.077
Feb                            0.077
Mar                            0.074
Apr                            0.074



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.57
                              13.55
                              13.52
                              13.5
                              13.15
                              12.93
                              13.19
                              13.13
                              13.06
                              13.34
                              13.33
                              13.3
                              13.1
                              13.14
                              13.21
                              13.29
                              13.3
                              13.44
                              13.45
                              13.48
                              13.48
                              13.52
                              13.46
                              13.48
                              13.56
                              13.49
                              13.48
                              13.49
                              13.45
                              13.3
                              13.65
                              13.41
                              13.32
                              13.3
                              13.31
                              13.44
                              13.32
                              13.35
                              13.3
                              13.41
                              13.29
                              13.45
                              13.6
                              13.8
                              13.91
                              13.9
                              13.96
                              13.95
                              13.96
                              13.86
                              13.83
                              13.95
                              13.91
                              13.93
                              13.87
                              13.78
                              13.74
                              13.78
                              13.91
                              13.84
                              13.88
                              13.98
                              14.13
                              14.13
                              14.15
                              14.17
                              14.19
                              14.2
                              14.32
                              14.35
                              14.37
                              14.3
                              14.44
                              14.38
                              14.4
                              14.42
                              14.48
                              14.41
                              14.38
                              14.3
                              14.3
                              14.29
                              14.37
                              14.45
                              14.54
                              14.6
                              14.71
                              14.68
                              14.41
                              14.4
                              14.4
                              14.45
                              14.47
                              14.36
                              14.44
                              14.42
                              14.47
                              14.44
                              14.49
                              14.43
                              14.42
                              14.48
                              14.49
                              14.5
                              14.53
                              14.43
                              14.42
                              14.38
                              14.37
                              14.28
                              14.28
                              14.31
                              14.4
                              14.43
                              14.47
                              14.41
                              14.45
                              14.45
                              14.38
                              14.36
                              14.38
                              14.35
                              14.39
                              14.37
                              14.38
                              14.4
                              14.42
                              14.43
                              14.49
                              14.48
                              14.47
                              14.59
                              14.2
                              13.99
                              14.16
                              14.05
                              14.07
                              14.06
                              14.06
                              14.05
                              14.1
                              14.1
                              14.01
                              14.11
                              14.16
                              14.05
                              14.07
                              14.02
                              13.93
                              13.97
                              13.91
                              13.95
                              13.97
                              14.02
                              14.1
                              14.05
                              14.16
                              13.96
                              13.93
                              13.96
                              13.92
                              13.93
                              13.88
                              13.65
                              13.71
                              13.64
                              13.65
                              13.65
                              13.69
                              13.83
                              13.9
                              13.91
                              13.84
                              13.86
                              13.92
                              13.99
                              14.03
                              14.11
                              13.9
                              13.94
                              13.94
                              13.9
                              14.02
                              13.99
                              14.03
                              14.09
                              14.04
                              14.05
                              14.08
                              14.12
                              14.11
                              14.19
                              14.17
                              14.35
                              14.43
                              14.55
                              14.54
                              14.45
                              14.49
                              14.38
                              14.33
                              14.3
                              14.3
                              14.26
                              14.1
                              13.92
                              13.98
                              14.09
                              14.19
                              14.19
                              14.29
                              14.32
                              14.28
                              14.28
                              14.32
                              14.32
                              14.16
                              14.2
                              14.05
                              13.93
                              13.8
                              13.71
                              13.82
                              13.71
                              13.61
                              13.54
                              13.32
                              13.34
                              13.22
                              13.27
                              13.37
                              13.46
                              13.49
                              13.5
                              13.46
                              13.49
                              13.47
                              13.47
                              13.51
                              13.58
                              13.52
                              13.64
                              13.61
                              13.64
                              13.67
                              13.57
                              13.55
                              13.58
                              13.62
                              13.62
                              13.68
                              13.69
                              13.68
4/30/05                       13.68


Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $13.68
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.32
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -10.70%
--------------------------------------------------------------------------------
Market Yield                                                               6.49%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.01%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $307,717
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            15.03
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                10.38
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 12/19/91)
--------------------------------------------------------------------------------
                                                   On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            -1.08%             2.56%
--------------------------------------------------------------------------------
1-Year                                                   8.40%            10.79%
--------------------------------------------------------------------------------
5-Year                                                   7.43%             8.65%
--------------------------------------------------------------------------------
10-Year                                                  6.76%             7.25%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                   11.8%
--------------------------------------------------------------------------------
California                                                                 10.8%
--------------------------------------------------------------------------------
New York                                                                    9.5%
--------------------------------------------------------------------------------
Washington                                                                  7.4%
--------------------------------------------------------------------------------
South Carolina                                                              5.0%
--------------------------------------------------------------------------------
Indiana                                                                     4.7%
--------------------------------------------------------------------------------
Minnesota                                                                   4.6%
--------------------------------------------------------------------------------
Texas                                                                       4.1%
--------------------------------------------------------------------------------
Arizona                                                                     3.6%
--------------------------------------------------------------------------------
Wisconsin                                                                   3.3%
--------------------------------------------------------------------------------
Maine                                                                       3.1%
--------------------------------------------------------------------------------
Florida                                                                     2.9%
--------------------------------------------------------------------------------
Georgia                                                                     2.8%
--------------------------------------------------------------------------------
North Carolina                                                              2.7%
--------------------------------------------------------------------------------
Nevada                                                                      2.6%
--------------------------------------------------------------------------------
Missouri                                                                    1.8%
--------------------------------------------------------------------------------
Other                                                                      19.3%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     18.8%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            16.6%
--------------------------------------------------------------------------------
Utilities                                                                  13.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.2%
--------------------------------------------------------------------------------
Healthcare                                                                 11.2%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.8%
--------------------------------------------------------------------------------
Water and Sewer                                                             5.3%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         5.0%
--------------------------------------------------------------------------------
Other                                                                      10.2%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1359 per share.

Nuveen Municipal High Income Opportunity Fund

NMZ

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total investments)

--------------------------------------
AAA/U.S. Guaranteed                10%
--------------------------------------
AA                                  3%
--------------------------------------
A                                  14%          [PIE CHART]
--------------------------------------
BBB                                17%
--------------------------------------
BB or Lower                        19%
--------------------------------------
NR                                 37%
--------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                            0.089
Jun                            0.089
Jul                            0.089
Aug                            0.089
Sep                            0.089
Oct                            0.089
Nov                            0.089
Dec                            0.089
Jan                            0.089
Feb                            0.089
Mar                            0.089
Apr                            0.089


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        14.13
                              14.2
                              14.35
                              14.28
                              14.25
                              13.85
                              13.83
                              13.68
                              13.59
                              13.65
                              13.87
                              13.93
                              13.7
                              13.61
                              13.65
                              13.66
                              13.6
                              13.51
                              13.6
                              13.84
                              13.84
                              13.8
                              13.89
                              14.15
                              14.22
                              14.35
                              14.34
                              14.29
                              14.07
                              13.75
                              13.79
                              13.7
                              13.54
                              13.75
                              13.65
                              13.58
                              13.35
                              13.38
                              13.45
                              13.57
                              13.75
                              14.35
                              14.29
                              14.3
                              14.06
                              14.06
                              14.2
                              14.2
                              14.32
                              14.32
                              14.35
                              14.49
                              14.51
                              14.55
                              14.57
                              14.22
                              14.03
                              14.14
                              14.29
                              14.33
                              14.5
                              14.4
                              14.53
                              14.53
                              14.35
                              14.43
                              14.47
                              14.54
                              14.46
                              14.49
                              14.55
                              14.51
                              14.68
                              14.75
                              14.76
                              14.61
                              14.63
                              14.6
                              14.54
                              14.51
                              14.46
                              14.6
                              14.61
                              14.64
                              14.72
                              14.71
                              14.79
                              14.76
                              14.71
                              14.9
                              14.95
                              14.75
                              14.82
                              14.65
                              14.63
                              14.65
                              14.7
                              14.71
                              14.71
                              14.74
                              14.77
                              14.8
                              14.88
                              14.86
                              14.91
                              14.92
                              14.79
                              14.87
                              14.9
                              14.9
                              14.85
                              14.89
                              14.99
                              14.98
                              15
                              14.93
                              14.97
                              15
                              14.91
                              15
                              14.99
                              15
                              14.98
                              14.95
                              14.95
                              15
                              14.98
                              15.04
                              15.05
                              15.16
                              15.05
                              15.08
                              14.86
                              14.8
                              14.73
                              14.77
                              14.77
                              14.98
                              15
                              14.95
                              14.93
                              15.02
                              14.89
                              14.93
                              14.88
                              14.91
                              14.88
                              15
                              15.09
                              15
                              15
                              15.02
                              15.06
                              15
                              15
                              14.98
                              15
                              14.85
                              14.82
                              14.92
                              14.95
                              14.92
                              15
                              14.95
                              15
                              15.01
                              15.02
                              15.01
                              15.02
                              15.15
                              15.18
                              15.1
                              15.01
                              15.08
                              15.01
                              15.14
                              15.11
                              15
                              14.95
                              14.98
                              15.1
                              14.98
                              14.94
                              14.9
                              14.92
                              14.96
                              14.91
                              14.87
                              14.95
                              15
                              14.95
                              15
                              15.09
                              15.12
                              15.2
                              15.3
                              15.42
                              15.34
                              15.4
                              15.2
                              15.3
                              15.27
                              15.25
                              15.18
                              15.23
                              15.2
                              15.1
                              15.25
                              15.36
                              15.3
                              15.25
                              15.25
                              15.32
                              15.33
                              15.34
                              15.3
                              15.21
                              15.2
                              15.11
                              14.97
                              15.04
                              14.91
                              15
                              15.08
                              14.9
                              14.85
                              14.7
                              14.82
                              14.75
                              14.78
                              14.79
                              14.92
                              14.93
                              15.01
                              14.99
                              15.1
                              15.06
                              15.03
                              15
                              15.05
                              14.95
                              14.93
                              15
                              15.02
                              15
                              15.07
                              15.16
                              15.12
                              15.04
                              15.14
                              15.15
                              15.23
                              15.43
4/30/05                       15.43


Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                        $15.43
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                           $15.27
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  1.05%
--------------------------------------------------------------------------------
Market Yield                                                               6.92%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.61%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $354,654
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                             22.20
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                  9.73
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 11/19/03)
--------------------------------------------------------------------------------
                                                 On Share Price          On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                           6.70%              6.83%
--------------------------------------------------------------------------------
1-Year                                                18.07%             17.85%
--------------------------------------------------------------------------------
Since
Inception                                              9.23%             12.07%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 13.4%
--------------------------------------------------------------------------------
Florida                                                                     7.5%
--------------------------------------------------------------------------------
Illinois                                                                    7.2%
--------------------------------------------------------------------------------
Colorado                                                                    6.8%
--------------------------------------------------------------------------------
Texas                                                                       6.2%
--------------------------------------------------------------------------------
Louisiana                                                                   4.7%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.1%
--------------------------------------------------------------------------------
Washington                                                                  3.4%
--------------------------------------------------------------------------------
Michigan                                                                    3.3%
--------------------------------------------------------------------------------
Arizona                                                                     3.2%
--------------------------------------------------------------------------------
Pennsylvania                                                                3.1%
--------------------------------------------------------------------------------
Oklahoma                                                                    3.1%
--------------------------------------------------------------------------------
Ohio                                                                        2.8%
--------------------------------------------------------------------------------
New Jersey                                                                  2.6%
--------------------------------------------------------------------------------
Virginia                                                                    2.6%
--------------------------------------------------------------------------------
Maryland                                                                    2.4%
--------------------------------------------------------------------------------
Virgin Islands                                                              2.4%
--------------------------------------------------------------------------------
New York                                                                    2.3%
--------------------------------------------------------------------------------
Other                                                                      18.9%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     27.7%
--------------------------------------------------------------------------------
Healthcare                                                                 25.1%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         9.8%
--------------------------------------------------------------------------------
Transportation                                                              8.0%
--------------------------------------------------------------------------------
Utilities                                                                   6.4%
--------------------------------------------------------------------------------
Materials                                                                   4.7%
--------------------------------------------------------------------------------
Consumer Staples                                                            4.5%
--------------------------------------------------------------------------------
Other                                                                      13.8%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

(2) The Fund also paid shareholders a net ordinary income distribution in December 2004 of $0.0621 per share.

Nuveen Investment Quality Municipal Fund, Inc. (NQM)

Portfolio of
        Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.7% (0.5% of Total Investments)

$      4,000  Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement        6/10 at 100.00         BBB  $ 4,096,000
                Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31
------------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 1.4% (0.9% of Total Investments)

       2,555  Arkansas Development Finance Authority, Home Mortgage Revenue Bonds,           7/08 at 101.50         AAA    2,591,843
                FNMA/GNMA Mortgage-Backed Securities Program, Series 1998A, 5.150%,
                7/01/17
              Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and
              Construction Bonds, Series 2000:
       1,055    5.600%, 12/01/25 - AMBAC Insured                                            12/10 at 100.00         Aaa    1,157,567
       3,600    5.650%, 12/01/31 - AMBAC Insured                                            12/10 at 100.00         Aaa    3,962,808
------------------------------------------------------------------------------------------------------------------------------------
              California - 18.1% (12.1% of Total Investments)

       4,000  Alameda County, California, Certificates of Participation, Alameda County      9/06 at 102.00         AAA    4,236,200
                Public Facilities Corporation, Series 1991, 6.000%, 9/01/21
                (Pre-refunded to 9/01/06) - MBIA Insured
      10,000  California, General Obligation Bonds, Series 2003, 5.250%, 2/01/25             8/13 at 100.00           A   10,716,800
       2,500  California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14       No Opt. Call         AA-    2,812,400
       5,925  California State Public Works Board, Lease Revenue Refunding Bonds, Various    6/05 at 100.00         Aa2    5,932,347
                University of California Projects, Series 1993A, 5.500%, 6/01/21
       1,000  California Statewide Community Development Authority, Revenue Bonds,           7/15 at 100.00        BBB+    1,042,360
                Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30
       1,900  Chula Vista, California, Industrial Development Revenue Bonds, San Diego       6/14 at 102.00          A2    2,042,329
                Gas and Electric Company, Series 1996A, 5.300%, 7/01/21
       2,675  Commerce Joint Power Financing Authority, California, Tax Allocation             No Opt. Call          AA    2,734,706
                Refunding Bonds, Redevelopment Projects 2 and 3, Series 2003A,
                5.000%, 8/01/28 - RAAI Insured
       9,740  Huntington Park Redevelopment Agency, California, Single Family Residential      No Opt. Call         AAA   14,061,541
                Mortgage Revenue Refunding Bonds, Series 1986A, 8.000%, 12/01/19
       5,730  Los Angeles Unified School District, California, General Obligation Bonds,     7/12 at 100.00         AAA    6,157,745
                Series 2002E, 5.125%, 7/01/22 - MBIA Insured
       1,030  Natomas Union School District, Sacramento County, California, General            No Opt. Call         AAA    1,242,983
                Obligation Refunding Bonds, Series 1999, 5.950%, 9/01/21 - MBIA Insured
      15,770  Ontario Redevelopment Financing Authority, San Bernardino County,                No Opt. Call         AAA   22,359,337
                California, Revenue Refunding Bonds, Redevelopment Project 1,
                Series 1995, 7.400%, 8/01/25 - MBIA Insured
      13,145  Perris, California, GNMA Mortgage-Backed Securities Program Single               No Opt. Call         AAA   17,427,247
                Family Mortgage Revenue  Bonds, Series 1988B, 8.200%, 9/01/23
                (Alternative Minimum Tax)
       3,415  Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds,     7/14 at 100.00          A3    3,680,585
                Eisenhower Medical Center, Series 2004, 5.875%, 7/01/26
              San Joaquin Hills Transportation Corridor Agency, Orange County,
              California, Toll Road Revenue Refunding Bonds, Series 1997A:
       6,175    0.000%, 1/15/28 - MBIA Insured                                                 No Opt. Call         AAA    2,007,122
       8,135    0.000%, 1/15/34 - MBIA Insured                                                 No Opt. Call         AAA    1,921,406
      17,195    0.000%, 1/15/35 - MBIA Insured                                                 No Opt. Call         AAA    3,850,992
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 4.7% (3.2% of Total Investments)

         145  Colorado Housing Finance Authority, Single Family Program Senior               5/06 at 105.00         Aa2      147,803
                Bonds, Series 1996B, 7.450%, 11/01/27
      12,450  Denver City and County, Colorado, Airport System Revenue Refunding Bonds,     11/10 at 100.00         AAA   13,797,588
                Series 2000A, 6.000%, 11/15/19 (Alternative Minimum Tax) - AMBAC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

$      3,200  Denver City and County, Colorado, Special Facilities Airport                  10/05 at 100.00         N/R  $ 2,637,856
                Revenue Bonds, United Air Lines Corporation, Series 1992A,
                6.875%, 10/01/32 (Alternative Minimum Tax) #
       7,865  El Paso County School District 11, Colorado Springs, Colorado,                12/07 at 125.00         AA-   10,201,220
                General Obligation Improvement Bonds, Series 1996, 7.125%, 12/01/21
------------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 6.2% (4.1% of Total Investments)

       3,000  District of Columbia, General Obligation Bonds, Series 1998B,                    No Opt. Call         AAA    3,558,180
                6.000%, 6/01/16 - MBIA Insured
      15,950  District of Columbia, Revenue Bonds, Georgetown University, Series 2001A,       4/11 at 31.03         AAA    3,647,127
                0.000%, 4/01/31 - MBIA Insured
      23,645  District of Columbia Water and Sewerage Authority, Public Utility Revenue      4/09 at 160.00         AAA   27,676,473
                Bonds, Series 1998, 5.500%, 10/01/23 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 0.8% (0.6% of Total Investments)

       3,200  Hillsborough County Industrial Development Authority, Florida, Exempt          4/10 at 101.00         N/R    3,600,288
                Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo
                Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)
       1,000  Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.000%,         1/13 at 100.00         AAA    1,062,060
                1/01/25 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 6.3% (4.3% of Total Investments)

      17,500  Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A,       1/10 at 101.00         AAA   19,568,500
                5.600%, 1/01/30 (Pre-refunded to 1/01/10) - FGIC Insured
       2,950  Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%,         1/15 at 100.00         AAA    3,108,238
                1/01/25 - FSA Insured
       1,425  Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005,              5/14 at 100.00         AAA    1,521,316
                5.000%, 5/01/23 - MBIA Insured
       2,000  Dalton Development Authority, Georgia, Revenue Certificates, Hamilton            No Opt. Call         AAA    2,318,640
                Health Care System Inc., Series 1996, 5.500%, 8/15/26 - MBIA Insured
       5,980  Fulton County Development Authority, Georgia, Revenue Bonds,                   9/11 at 102.00         AAA    6,613,222
                Georgia State University - TUFF/Atlanta Housing LLC, Series 2001A,
                5.500%, 9/01/22 - AMBAC Insured
       2,250  Georgia Municipal Electric Authority, Project One Special Obligation             No Opt. Call          A+    2,745,945
                Bonds, Fourth CrossoverSeries 1997E, 6.500%, 1/01/20
------------------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.9% (0.6% of Total Investments)

       4,810  Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%,             12/11 at 100.00         Aaa    5,218,561
                12/01/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 10.4% (7.0% of Total Investments)

       4,705  Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University,              3/10 at 101.00          AA    5,221,515
                Series 2000, 6.250%, 3/01/20 -  RAAI Insured
       9,000  Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International          No Opt. Call         N/R    3,723,840
                Airport, United Air Lines Inc. Project, Series 2001A, 6.375%, 11/01/35
                (Alternative Minimum Tax) (Mandatory put 5/01/13) #
       4,775  Chicago Public Building Commission, Illinois, General Obligation Lease         3/13 at 100.00         AAA    5,110,301
                Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/23 -
                AMBAC Insured
       2,110  Illinois Development Finance Authority, Local Government Program Revenue       1/11 at 100.00         Aaa    2,413,545
                Bonds, DuPage and Cook Counties Community Unit School District 205 -
                Elmhurst, Series 2000, 6.000%, 1/01/19 (Pre-refunded to 1/01/11) -
                FSA Insured
              Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
                Series 2004:
       2,500    5.250%, 11/15/21                                                             5/14 at 100.00           A    2,620,200
       1,000    5.250%, 11/15/22                                                             5/14 at 100.00           A    1,048,010
      12,725  Kane, Cook and DuPage Counties School District 46, Elgin, Illinois,              No Opt. Call         Aaa   15,960,968
                General Obligation School Bonds, Series 1997, 7.800%, 1/01/12 -
                FSA Insured
       6,300  Madison County Community Unit School District 7, Edwardsville, Illinois,         No Opt. Call         AAA    7,191,009
                School Building Bonds, Series 1994, 5.850%, 2/01/13 - FGIC Insured
       3,585  Pekin, Illinois, FHA-Insured Section 8 Multifamily Housing Revenue             5/05 at 101.00         AAA    3,626,407
                Refunding Bonds, United Auto Workers Senior Center, Series
                1992A, 6.875%, 5/01/22
       5,390  Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry             No Opt. Call         AAA    6,043,106
                and Will Counties, Illinois, General Obligation Bonds, Series 1992A,
                9.000%, 6/01/07 - AMBAC Insured

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

$        860  Regional Transportation Authority, Cook, DuPage, Kane, Lake,                     No Opt. Call         AAA  $   964,206
                McHenry and Will Counties, Illinois, General Obligation Bonds,
                Series 1992B, 9.000%, 6/01/07 - AMBAC Insured
       1,180  Will County School District 17, Channahon, Illinois, General                     No Opt. Call         Aaa    1,585,660
                Obligation School Building Bonds, Series 2001, 8.400%,
                12/01/13 - AMBAC Insured
              Will County High School District 204, Joliet, Illinois, General
                Obligation Bonds, Series 2001:
       1,145    8.700%, 12/01/13 - FSA Insured                                                 No Opt. Call         AAA    1,563,406
       1,300    8.700%, 12/01/14 - FSA Insured                                                 No Opt. Call         AAA    1,811,784
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 3.5% (2.3% of Total Investments)

       5,530  Allen County Jail Building Corporation, Indiana, First Mortgage                4/11 at 101.00         Aa3    6,066,189
                Bonds, Series 2000, 5.750%, 4/01/20
       1,880  Indianapolis, Indiana, GNMA Collateralized Multifamily Housing                 7/10 at 102.00         Aaa    1,996,165
                Mortgage Revenue Bonds, Cloverleaf Apartments Project Phase I,
                Series 2000, 6.000%, 1/20/31
       5,065  Metropolitan School District Steuben County K-5 Building                       7/10 at 101.00         AAA    5,831,740
                Corporation, Indiana, First Mortgage Bonds, Series 2000,
                6.125%, 1/15/21 (Pre-refunded to 7/15/10) - FSA Insured
       2,495  Shelbyville, Indiana, GNMA Collateralized Multifamily Housing                  7/10 at 102.00         Aaa    2,650,439
                Revenue Bonds, Blueridge Terrace Project, Series 2000,
                6.050%, 1/20/36
       2,765  Wayne County Jail Holding Corporation, Indiana, First Mortgage                 1/13 at 101.00         AAA    3,161,529
                Bonds, Series 2001, 5.750%, 7/15/14 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Kansas - 1.2% (0.8% of Total Investments)

       1,220  Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed                      No Opt. Call         Aaa    1,226,576
                Securities Program Single Family Revenue Bonds, Series 1997A-1,
                6.950%, 6/01/29 (Alternative Minimum Tax)
       4,030  Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest                    8/16 at 100.00         AAA    5,388,876
                Hotel Corporation, Series 1988, 9.500%, 10/01/16
                (Alternative Minimum Tax) (Pre-refunded to 8/15/16)
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 0.4% (0.3% of Total Investments)

       2,000  Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds,         1/07 at 102.00         AAA    2,114,560
                Jewish Hospital HealthCare  Services Inc., Series 1996, 5.700%,
                1/01/21 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 3.4% (2.3% of Total Investments)

       1,445  East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA             10/07 at 102.00         Aaa    1,461,531
                Mortgage-Backed Securities Program Family Mortgage Revenue
                Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
                Minimum Tax)
         730  Jefferson Parish Home Mortgage Authority, Louisiana, Single Family            12/09 at 103.00         Aaa      745,600
                Mortgage Revenue Refunding Bonds, Series 2000A-2, 7.500%, 12/01/30
                (Alternative Minimum Tax) (Pre-refunded to 12/01/09)
              Jefferson Parish Home Mortgage Authority, Louisiana, Single Family
              Mortgage Revenue Bonds, Series 2000G-2:
       1,170    5.550%, 6/01/32 (Alternative Minimum Tax)                                   12/10 at 102.00         Aaa    1,206,516
       1,830    6.300%, 6/01/32 (Alternative Minimum Tax)                                   12/10 at 102.00         Aaa    1,947,376
      11,545  Orleans Parish School Board, Louisiana, General Obligation Refunding             No Opt. Call         AAA   13,969,681
                Bonds, Series 1987, 9.000%, 2/01/09 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Maryland - 0.5% (0.3% of Total Investments)

       2,500  Maryland Health and Higher Educational Facilities Authority,                   8/14 at 100.00        Baa1    2,585,725
                Revenue Bonds, Medstar Health, Series 2004, 5.375%, 8/15/24
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 4.5% (3.0% of Total Investments)

      12,000  Massachusetts, General Obligation Bonds, Consolidated Loan, Series            10/10 at 100.00         AAA   13,419,960
                2000C, 5.750%, 10/01/19 (Pre-refunded to 10/01/10)
       5,155  Massachusetts Development Financing Authority, Assisted Living                12/09 at 102.00         N/R    4,991,741
                Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%,
                12/01/31s
       1,640  Massachusetts Health and Educational Facilities Authority,                     7/11 at 100.00         BBB    1,765,509
                Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                6.500%, 7/01/21
       2,000  Massachusetts Industrial Finance Agency, Resource Recovery                    12/08 at 102.00         BBB    2,052,780
                Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A,
                5.600%, 12/01/19 (Alternative Minimum Tax)

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts (continued)

$      2,000  Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,                 1/14 at 100.00         AAA  $ 2,176,220
                Series 2004, 5.250%, 1/01/22 - FGIC Insured
       1,000  Massachusetts Water Resources Authority, General Revenue Bonds,                8/17 at 100.00         AAA    1,100,730
                Series 2005A, 5.250%, 8/01/26 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 4.4% (3.0% of Total Investments)

       4,250  Detroit City School District, Wayne County, Michigan,                          5/12 at 100.00         AAA    4,685,243
                Unlimited Tax School Building and Site Improvement Bonds,
                Series 2001A, 5.500%, 5/01/20 - FSA Insured
      10,215  Detroit, Michigan, Water Supply System Revenue Refunding Bonds,                  No Opt. Call         AAA   12,494,273
                Series 1993, 6.500%, 7/01/15 - FGIC Insured
       5,100  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,              7/11 at 101.00         AAA    5,820,222
                Series 2001A, 5.750%, 7/01/28 (Pre-refunded to 7/01/11) - FGIC Insured
       1,800  Kent Hospital Finance Authority, Michigan, Revenue Bonds,                      7/15 at 100.00         BBB    1,927,332
                Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 6.7% (4.5% of Total Investments)

       8,250  Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc.,             7/14 at 100.00           A    8,444,370
                Series 2004, 4.950%, 7/01/22
       5,000  Dakota and Washington Counties Housing and Redevelopment Authority,              No Opt. Call         AAA    7,293,100
                Minnesota, GNMA Mortgage-Backed Securities Program Single Family
                Residential Mortgage Revenue Bonds, Series 1988, 8.450%, 9/01/19
                (Alternative Minimum Tax)
      20,000  Minnesota Agricultural and Economic Development Board, Healthcare             11/10 at 101.00           A   21,911,800
                System Revenue Bonds, Fairview Hospital and Healthcare Services,
                Series 2000A, 6.375%, 11/15/29
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.2% (0.1% of Total Investments)

       1,275  Mississippi Hospital Equipment and Facilities Authority, Revenue               9/14 at 100.00         N/R    1,318,669
                Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
                Missouri - 1.4% (1.0% of Total Investments)

       7,510  Kansas City Industrial Development Authority, Missouri, FNMA                   1/07 at 102.00         AAA    7,849,452
                Multifamily Housing Revenue Bonds, Royal Woods Apartments Project,
                Series 1997, 5.600%, 1/01/30 (Alternative Minimum Tax)
                (Mandatory put 1/01/10)
         200  Missouri Housing Development Commission, GNMA/FNMA Single Family               3/07 at 105.00         AAA      202,014
                Mortgage Revenue Bonds, Homeownership Loan Program, Series 1997A-2,
                7.300%, 3/01/28 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                Nebraska - 0.9% (0.6% of Total Investments)

       2,760  NebHelp Inc., Nebraska, Revenue Bonds, Student Loan Program,                   9/05 at 101.50         AAA    2,762,153
                Series 1993B, 5.875%,  6/01/14 (Alternative Minimum Tax) - MBIA Insured
       2,370  Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds,    9/05 at 101.50         AAA    2,407,612
                Series 1995B, 6.450%, 3/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 5.0% (3.4% of Total Investments)

      11,000  Clark County School District, Nevada, General Obligation Bonds,                6/12 at 100.00         AAA   12,480,600
                Series 2002C, 5.500%, 6/15/19 (Pre-refunded to 6/15/12) - MBIA Insured
      14,530  Director of Nevada State Department of Business and Industry,                  1/10 at 102.00         AAA   15,964,111
                Revenue Bonds, Las Vegas Monorail Project, First Tier,
                Series 2000, 5.625%, 1/01/34 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 1.4% (1.0% of Total Investments)

       2,000  New Jersey Educational Facilities Authority, Revenue Bonds,                    7/15 at 100.00         AAA    2,157,880
                Princeton University, Series 2005A, 5.000%, 7/01/24
       3,400  New Jersey Transportation Trust Fund Authority, Transportation System          6/13 at 100.00         AAA    3,889,940
                Bonds, Series 2003C, 5.500%, 6/15/22 (Pre-refunded to 6/15/13)
       2,000  Tobacco Settlement Financing Corporation, New Jersey, Tobacco                  6/12 at 100.00         BBB    1,998,520
                Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.4% (0.3% of Total Investments)

              Farmington, New Mexico, Hospital Revenue Bonds, San Juan
              Regional Medical Center Inc., Series 2004A:
$        880    5.125%, 6/01/17                                                              6/14 at 100.00          A3  $   926,728
       1,295    5.125%, 6/01/19                                                              6/14 at 100.00          A3    1,351,928
------------------------------------------------------------------------------------------------------------------------------------
              New York - 17.2% (11.5% of Total Investments)

       5,000  New York City, New York, General Obligation Bonds, Fiscal                      6/13 at 100.00          A1    5,461,400
                Series 2003J, 5.500%, 6/01/20
       3,600  New York City, New York, General Obligation Bonds, Fiscal                      8/14 at 100.00          A1    3,946,464
                Series 2004B, 5.250%, 8/01/15
       5,000  New York City, New York, General Obligation Bonds,                             8/14 at 100.00          A1    5,402,250
                Fiscal Series 2004C, 5.250%, 8/15/20
       7,000  New York City, New York, General Obligation Bonds,                             4/15 at 100.00          A1    7,354,620
                Fiscal Series 2005M, 5.000%, 4/01/24
       1,250  New York City Municipal Water Finance Authority, New York,                     6/15 at 100.00         AAA    1,328,037
                Water and Sewerage System Revenue Bonds, Fiscal Series 2005C,
                5.000%, 6/15/25 - MBIA Insured
      10,000  New York City Municipal Water Finance Authority, New York,                     6/14 at 100.00         AA+   10,628,200
                Water and Sewerage System Revenue Bonds, Fiscal Series 2004C,
                5.000%, 6/15/22
       4,535  New York City Municipal Water Finance Authority, New York,                     6/06 at 101.00         AAA    4,733,905
                Water and Sewerage System Revenue Bonds, Fiscal Series 1996B,
                5.750%, 6/15/26 - MBIA Insured
       5,000  New York City Transitional Finance Authority, New York, Future                 5/10 at 101.00         AAA    5,483,050
                Tax Secured Bonds, Fiscal Series 2000C, 5.500%, 11/01/24
       5,570  New York City Transitional Finance Authority, New York, Future                 2/14 at 100.00         AAA    5,920,576
                Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/22
       3,030  Dormitory Authority of the State of New York, Revenue Bonds,                   2/15 at 100.00         AAA    3,214,073
                Mental Health Services Facilities Improvements, Series 2005A,
                5.000%, 2/15/25 - AMBAC Insured
       5,000  New York State Municipal Bond Bank Agency, Special School Purpose              6/13 at 100.00          A+    5,413,750
                Revenue Bonds, Series 2003C, 5.250%, 12/01/19
       3,000  New York State Power Authority, General Revenue Bonds, Series 2000A,          12/05 at 100.00         Aa2    3,049,470
                5.500%, 11/15/16
       4,205  New York State Urban Development Corporation, State Personal Income            3/14 at 100.00         AAA    4,476,012
                Tax Revenue Bonds, Series 2004A-1, 5.000%, 3/15/23 - FGIC Insured
      16,445  Port Authority of New York and New Jersey, Special Project Bonds,                No Opt. Call         AAA   19,672,167
                JFK International Air Terminal LLC, Sixth Series 1997, 7.000%,
                12/01/12 (Alternative Minimum Tax) - MBIA Insured
              New York City Sales Tax Asset Receivable Corporation, New York,
              Dedicated Revenue Bonds, Local Government Assistance
              Corporation, Series 2004A:
       3,225    5.000%, 10/15/24 - MBIA Insured                                             10/14 at 100.00         AAA    3,449,363
       1,665    5.000%, 10/15/25 - MBIA Insured                                             10/14 at 100.00         AAA    1,779,485
       5,400  New York State Tobacco Settlement Financing Corporation, Tobacco               6/10 at 100.00         AA-    5,890,050
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1, 5.500%, 6/01/16
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 5.6% (3.8% of Total Investments)

       2,795  Charlotte, North Carolina, FHA-Insured Mortgage Revenue Bonds,                11/07 at 100.00         AAA    2,935,728
                Double Oaks Apartments, Series 1992, 7.350%, 5/15/26
      19,775  North Carolina Eastern Municipal Power Agency, Power System Revenue            1/07 at 102.00         AAA   21,013,706
                Refunding Bonds, Series 1996B, 5.875%, 1/01/21 - MBIA Insured
       7,420  North Carolina Medical Care Commission, Health System Revenue Bonds,          10/11 at 101.00          AA    7,844,276
                Mission-St. Joseph's Health System, Series 2001, 5.250%, 10/01/26
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 1.6% (1.1% of Total Investments)

       8,650  Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds,                 2/09 at 101.00          A-    9,053,523
                MetroHealth System, Series 1999, 6.150%, 2/15/29
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 0.6% (0.4% of Total Investments)

       3,300  Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,              6/09 at 100.00          B-    3,167,406
                American Airlines Inc., Series 2000B, 6.000%, 6/01/35
                (Alternative Minimum Tax) (Mandatory put 12/01/08)

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 1.4% (0.9% of Total Investments)

$      1,355  Chester County, Pennsylvania, General Obligation Bonds, Series 2005,           5/15 at 100.00         Aa1  $ 1,452,248
                5.000%, 11/15/23
       5,000  Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001,             3/11 at 100.00         AAA    5,435,250
                5.250%, 9/15/18 - FSA Insured
       1,000  St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds,        5/05 at 100.00           A    1,062,120
                Catholic Health East, Series 2004B, 5.500%, 11/15/24
------------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 0.5% (0.3% of Total Investments)

       1,500  Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds,     10/10 at 101.00         AAA    1,636,995
                Series 2000A, 5.500%, 10/01/40
       1,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,      7/15 at 100.00         AAA    1,061,790
                5.000%, 7/01/30 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 5.5% (3.7% of Total Investments)

      24,000  Rhode Island Health and Educational Building Corporation, Hospital             5/07 at 102.00         AAA   25,571,280
                Financing Revenue Bonds, Lifespan Obligated Group, Series 1996, 5.750%,
                5/15/23 - MBIA Insured
       5,610  Rhode Island Tobacco Settlement Financing Corporation, Tobacco                 6/12 at 100.00         BBB    5,662,790
                Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 2.4% (1.6% of Total Investments)

       2,000  Berkeley County School District, South Carolina, Installment                  12/13 at 100.00          A-    2,104,340
                Purchase Revenue Bonds, Securing Assets for Education, Series 2003,
                5.250%, 12/01/24
       4,405  Dorchester County School District 2, South Carolina, Installment Purchase     12/14 at 100.00           A    4,677,449
                Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/23
       6,500  South Carolina JOBS Economic Development Authority, Economic Development      11/12 at 100.00          A-    6,838,455
                Revenue Bonds, Bon Secours Health System Inc., Series 2002A,
                5.625%, 11/15/30
------------------------------------------------------------------------------------------------------------------------------------
              South Dakota - 0.3% (0.1% of Total Investments)

       1,750  South Dakota Health and Educational Facilities Authority, Revenue Bonds,      11/14 at 100.00          A+    1,866,690
                Sioux Valley Hospital and Health System, Series 2004A, 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 0.6% (0.4% of Total Investments)

       3,000  Knox County Health, Educational and Housing Facilities Board, Tennessee,       4/12 at 101.00        Baa3    3,113,340
                Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc.,
                Series 2002, 6.500%, 4/15/31
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 16.1% (10.8% of Total Investments)

       3,135  Austin Housing Finance Corporation, Texas, GNMA Collateralized Mortgage       12/10 at 105.00         Aaa    3,501,607
                Loan Multifamily Housing Revenue Bonds, Santa Maria Village Project,
                Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
      13,130  Bexar County Housing Finance Corporation, Texas, Multifamily Housing           5/16 at 100.00         N/R   12,633,686
                Revenue Bonds, American Opportunity for Housing, Series 2001A,
                7.500%, 5/01/33
       2,975  Bexar County Housing Finance Corporation, Texas, Multifamily Housing           5/16 at 100.00         N/R    2,656,050
                Revenue Bonds, American Opportunity for Housing, Series 2001B, 8.250%,
                5/01/33
              Clear Creek Independent School District, Galveston and Harris Counties,
              Texas, Unlimited Tax Schoolhouse and Refunding Bonds, Series 2000:
      18,075    5.500%, 2/15/22 (Pre-refunded to 2/15/10)                                    2/10 at 100.00         AAA   19,963,295
         635    5.500%, 2/15/22                                                              2/10 at 100.00         AAA      687,368
              Harris County Hospital District, Texas, Revenue Refunding Bonds,
              Series 1990:
       3,075    7.400%, 2/15/10 - AMBAC Insured                                                No Opt. Call         AAA    3,335,176
       5,890    7.400%, 2/15/10 - AMBAC Insured                                                No Opt. Call         AAA    6,570,354
       5,000  Harris County Hospital District, Texas, Revenue Refunding Bonds,               8/10 at 100.00         AAA    5,590,050
                Series 2000, 6.000%, 2/15/14 - MBIA Insured
       2,256  Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage       6/10 at 105.00         AAA    2,497,482
                Loan Revenue Bonds, Robinson Garden Project, Series 2000A, 7.375%,
                6/20/35 (Alternative Minimum Tax)
              Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding
              Bonds, Series 1998A:
      11,950    0.000%, 12/01/22 - FSA Insured                                                 No Opt. Call         AAA    5,287,397
       4,680    0.000%, 12/01/22 - FSA Insured                                                 No Opt. Call         AAA    2,035,472

   Principal                                                                              Optional Call                       Market
Amount (000)  Description(1)                                                                Provisions*   Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$      3,960  Stafford Economic Development Corporation, Texas, Sales Tax Revenue        9/15 at 100.00         AAA   $   4,397,738
                Bonds, Series 2000, 5.500%, 9/01/30 - FGIC Insured
       6,745  Tarrant County Health Facilities Development Corporation, Texas,          12/10 at 105.00         Aaa       7,696,517
                GNMA Collateralized Mortgage Loan Revenue Bonds, Eastview Nursing
                Home, Ebony Lake Nursing Center, Ft. Stockton Nursing Center,
                Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1,
                7.500%, 12/20/22
              Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas
              Turnpike System, Series 2002A:
      10,000    0.000%, 8/15/21 - AMBAC Insured                                            No Opt. Call         AAA       4,661,000
      12,000    0.000%, 8/15/23 - AMBAC Insured                                            No Opt. Call         AAA       5,002,800
       3,965  Tyler Health Facilities Development Corporation, Texas, Hospital          11/07 at 102.00         AAA       4,236,285
                Revenue Bonds, East Texas Medical Center Regional Healthcare
                Center, Series 1997C, 5.600%, 11/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 0.3% (0.1% of Total Investments)

       1,950  Virginia Beach Development Authority, Virginia, Multifamily               10/14 at 102.00         N/R       1,901,777
                Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court
                Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 9.3% (6.2% of Total Investments)

      11,345  Chelan County Public Utility District 1, Washington, Columbia                No Opt. Call         AAA       5,908,930
                River-Rock Island Hydro-Electric System Revenue Refunding Bonds,
                Series 1997A, 0.000%, 6/01/19 - MBIA Insured
      17,075  Port of Seattle, Washington, Limited Tax General Obligation Bonds,        12/10 at 100.00         AA+      18,535,425
                Series 2000B, 5.750%, 12/01/25 (Alternative Minimum Tax)
       5,000  Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%,         10/11 at 100.00         AAA       5,478,250
                4/01/17 (Alternative Minimum Tax) - FGIC Insured
      16,750  Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%,          8/10 at 100.00         AAA      18,267,881
                2/01/30 - MBIA Insured
       1,000  Seattle, Washington, Municipal Light and Power Revenue Bonds,             11/13 at 100.00         AAA       1,107,610
                Series 2003, 5.250%, 11/01/16 - FSA Insured
       6,000  Washington, General Obligation Bonds, Series 2000S-5, 0.000%,                No Opt. Call         AAA       3,047,880
                1/01/20 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 0.9% (0.6% of Total Investments)

       5,000  Mason County, West Virginia, Pollution Control Revenue Bonds,             10/11 at 100.00         BBB       5,128,750
                Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 3.4% (2.3% of Total Investments)

       7,930  Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco        6/12 at 100.00         BBB       8,107,553
                Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27
       4,850  Wisconsin, General Obligation Refunding Bonds, Series 2001-1,                No Opt. Call         AAA       5,505,817
                5.500%, 5/01/13 - MBIA Insured
              Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
              Eagle River Memorial Hospital Inc., Series 2000:
       1,000    5.750%, 8/15/20 - RAAI Insured                                           8/10 at 101.00          AA       1,089,550
       3,000    5.875%, 8/15/30 - RAAI Insured                                           8/10 at 101.00          AA       3,264,360
       1,150  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,      5/14 at 100.00        BBB+       1,212,353
                Fort Healthcare Inc., Series 2004, 5.750%, 5/01/24
------------------------------------------------------------------------------------------------------------------------------------
$    832,831  Total Long-Term Investments (cost $784,995,240) - 149.1%                                                  843,095,353
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 4.1%                                                                       23,181,561
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (53.2)%                                                         (301,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                           $ 565,276,914
              ======================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            N/R   Investment is not rated.

              # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                                 See accompanying notes to financial statements.

Nuveen Select Quality Municipal Fund, Inc. (NQS)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 4.0% (2.7% of Total Investments)

$      4,000  Jefferson County, Alabama, Sewer Revenue Capital Improvement                   2/09 at 101.00         AAA  $ 4,373,920
                Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded to 2/01/09)
                - FGIC Insured
      10,000  Lauderdale County and Florence Health Authority, Alabama, Revenue              7/10 at 102.00         AAA   11,248,700
                Bonds, Coffee Health Group, Series 2000A, 6.000%, 7/01/29 -
                MBIA Insured
       5,155  Phenix City Industrial Development Board, Alabama, Environmental               5/12 at 100.00         BBB    5,575,545
                Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A,
                6.350%, 5/15/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.4% (0.3% of Total Investments)

       2,000  Kenai Peninsula Borough, Alaska, Revenue Bonds, Central Kenai                  8/13 at 100.00         Aaa    2,141,940
                Peninsula Hospital Service Area, Series 2003, 5.000%, 8/01/23
                - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 0.8% (0.5% of Total Investments)

       3,750  Salt River Project Agricultural Improvement and Power District,               12/13 at 100.00         AAA    4,031,775
                Arizona, Electric System Revenue Bonds, Series 2003, 5.000%,
                12/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 1.0% (0.7% of Total Investments)

       4,500  Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax                   No Opt. Call          A3    5,515,155
                Refunding Bonds, Series 1993, 7.375%, 8/01/15
------------------------------------------------------------------------------------------------------------------------------------
              California - 0.1% (0.1% of Total Investments)

         550  California Pollution Control Financing Authority, Remarketed                   4/11 at 102.00         AAA      597,157
                Revenue Bonds, Pacific Gas and Electric Company, Series 1996A,
                5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 8.3% (5.6% of Total Investments)

      11,000  Colorado Department of Transportation, Revenue Anticipation Bonds,             6/10 at 100.50         AAA   12,539,230
                Series 2000, 6.000%, 6/15/15 (Pre-refunded to 6/15/10) - AMBAC Insured
       9,250  Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser         7/06 at 102.00         AAA    9,660,330
                Permanente System, Series 1994A, 5.350%, 11/01/16
      16,995  Denver City and County, Colorado, Airport System Revenue Refunding            11/10 at 100.00         AAA   18,342,704
                Bonds, Series 2000A, 5.625%, 11/15/23 (Alternative Minimum Tax) -
                AMBAC Insured
      12,355  Northwest Parkway Public Highway Authority, Colorado, Senior Lien               6/11 at 40.52         AAA    3,822,019
                Revenue Bonds, Series 2001B, 0.000%, 6/15/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Connecticut - 1.7% (1.1% of Total Investments)

       9,285  Connecticut Development Authority, Health Facilities Revenue Refunding         8/05 at 101.00         N/R    9,139,133
                Bonds, Alzheimer's Resource Center of Connecticut Inc.,
                Series 1994A, 7.250%, 8/15/21
------------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 3.2% (2.1% of Total Investments)

              District of Columbia, General Obligation Bonds, Series 1998B:
       5,000    6.000%, 6/01/19 - MBIA Insured                                                 No Opt. Call         AAA    6,041,800
       7,265    5.250%, 6/01/26 - FSA Insured                                                6/08 at 101.00         AAA    7,686,079
       3,210  District of Columbia Tobacco Settlement Corporation, Tobacco                   5/11 at 101.00         BBB    3,280,363
                Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 2.9% (1.9% of Total Investments)

       1,710  Florida State Board of Education, Full Faith and Credit Public                 6/05 at 101.00         AAA    1,731,084
                Education Capital Outlay Refunding Bonds, Series 1995E, 5.125%,
                6/01/15 (Pre-refunded to 6/01/05)
       4,550  JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A,           4/07 at 100.00         AAA    4,711,252
                5.375%, 10/01/30 - MBIA Insured

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

              Lee County, Florida, Airport Revenue Bonds, Series 2000A:
$      3,075    5.875%, 10/01/18 (Alternative Minimum Tax) - FSA Insured                    10/10 at 101.00         AAA  $ 3,391,694
       4,860    5.875%, 10/01/19 (Alternative Minimum Tax) - FSA Insured                    10/10 at 101.00         AAA    5,360,531
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.7% (0.5% of Total Investments)

       3,750  Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B,                 1/10 at 101.00         AAA    3,972,937
                5.625%, 1/01/30 (Alternative Minimum Tax) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 16.0% (10.6% of Total Investments)

       5,000  Chicago, Illinois, General Obligation Refunding Bonds, Series                  1/06 at 102.00         AAA    5,157,100
                1996B, 5.125%, 1/01/25 - FGIC Insured
       5,865  Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive               7/10 at 101.00         AAA    6,853,252
                21 Program, Series 2000A, 6.500%, 1/01/35 (Pre-refunded to 7/01/10)
                - FGIC Insured
              Chicago Board of Education, Illinois, Unlimited Tax General Obligation
              Bonds, Dedicated Tax Revenues, Series 1997:
       4,000    5.750%, 12/01/20 (Pre-refunded to 12/01/07) - AMBAC Insured                 12/07 at 102.00         AAA    4,356,280
       9,230    5.750%, 12/01/27 (Pre-refunded to 12/01/07) - AMBAC Insured                 12/07 at 102.00         AAA   10,052,116
       1,070    5.750%, 12/01/27 - AMBAC Insured                                            12/07 at 102.00         AAA    1,150,667
       7,555  Chicago Board of Education, Illinois, Unlimited Tax General                   12/07 at 102.00         AAA    8,010,415
                Obligation Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%,
                12/01/27 - AMBAC Insured
       3,415  Chicago Board of Education, Illinois, Unlimited Tax General Obligation           No Opt. Call         AAA    1,246,099
                Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%,
                12/01/25 - FGIC Insured
       5,000  Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International          No Opt. Call         N/R    2,068,800
                Airport, United Air Lines Inc. Project, Series 2001A, 6.375%, 11/01/35
                (Alternative Minimum Tax) (Mandatory put 5/01/13) #
      15,000  Chicago, Illinois, Second Lien Passenger Facility Charge Revenue               1/11 at 101.00         AAA   15,707,850
                Bonds, O'Hare International Airport, Series 2001A, 5.375%, 1/01/32
                (Alternative Minimum Tax) - AMBAC Insured
              Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
              Bonds, O'Hare International Airport, Series 2001C:
       3,770    5.100%, 1/01/26 (Alternative Minimum Tax) - AMBAC Insured                    1/11 at 101.00         AAA    3,885,965
       5,360    5.250%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured                    1/11 at 101.00         AAA    5,565,663
       2,000  Illinois Health Facilities Authority, Revenue Bonds, Midwest Care              2/11 at 102.00         Aaa    2,168,840
                Center I Inc., Series 2001, 5.950%, 2/20/36
      10,000  Illinois Health Facilities Authority, Revenue Bonds, Condell                   5/12 at 100.00        Baa2   10,467,600
                Medical Center, Series 2002, 5.750%, 5/15/22
       4,500  Kane, McHenry, Cook and DeKalb Counties Community Unit School                 12/11 at 100.00         AAA    4,991,265
                District 300, Carpentersville, Illinois, General Obligation
                Bonds, Series 2000, 5.500%, 12/01/18 - MBIA Insured
       2,920  Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,           6/12 at 101.00         AAA    3,047,400
                McCormick Place Expansion Project, Series 2002A, 5.000%,
                12/15/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 1.8% (1.2% of Total Investments)

       1,275  Indiana Housing Finance Authority, Single Family Mortgage                      1/10 at 100.00         Aaa    1,335,563
                Revenue Bonds, Series 2000D-3, 5.950%, 7/01/26 (Alternative Minimum Tax)
       7,660  St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial         2/11 at 100.00         AAA    8,359,664
                Health System, Series 2000, 5.625%, 8/15/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Kansas - 1.7% (1.2% of Total Investments)

       5,000  Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City         No Opt. Call          A3    5,139,250
                Power and Light Company Project, Series 1998A, 4.750%, 9/01/15
                (Mandatory put 10/01/07)
       3,790  Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A,      3/14 at 100.00         AA+    4,047,834
                5.000%, 3/01/23
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 0.5% (0.4% of Total Investments)

       2,875  Lakeland Wesley Village Inc., Kentucky, FHA-Insured Section 8 Assisted         5/05 at 100.00         N/R    2,905,705
                Multifamily Housing MortgageRevenue Refunding Bonds, Lakeland Wesley
                Village I Elderly Project, Series 1991, 7.500%, 11/01/21

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Maryland - 1.6% (1.1% of Total Investments)

$      7,500  Maryland Health and Higher Educational Facilities Authority,                   7/09 at 101.00       AA***  $ 8,449,950
                Revenue Bonds, Johns Hopkins University, Series 1999, 6.000%,
                7/01/39 (Pre-refunded to 7/01/09)
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 0.9% (0.6% of Total Investments)

       3,545  Boston Housing Development Corporation, Massachusetts, FHA-Insured             7/05 at 101.00         AAA    3,564,710
                Section 8 Mortgage Loan Project Bonds, Series 1994A, 5.500%,
                7/01/24 - MBIA Insured
       1,335  Massachusetts Educational Finance Authority, Student Loan Revenue             12/09 at 101.00         AAA    1,375,744
                Refunding Bonds, Series 2000G, 5.700%, 12/01/11 (Alternative
                Minimum Tax) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 8.6% (5.8% of Total Investments)

      10,000  Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series              1/10 at 101.00         AAA   11,232,900
                1999A, 5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured
       3,625  Fowlerville Community Schools, Ingham, Livingston and Shiawassee               5/07 at 100.00         AAA    3,814,008
                Counties, Michigan, School Building and Site Bonds, Series 1996,
                5.600%, 5/01/26 (Pre-refunded to 5/01/07) - MBIA Insured
       3,275  Michigan State Hospital Finance Authority, Revenue Refunding Bonds,            8/05 at 100.00         Ba3    3,278,013
                Detroit Medical Center Obligated Group, Series 1993A,
                6.500%, 8/15/18
       6,475  Michigan State Hospital Finance Authority, Hospital Revenue Bonds,            11/09 at 101.00         AAA    7,237,237
                Ascension Health Credit Group, Series 1999A, 5.750%, 11/15/16
                (Pre-refunded to 11/15/09) - MBIA Insured
       6,000  Michigan Strategic Fund, Collateralized Limited Obligation Pollution           9/11 at 100.00          A3    6,322,020
                Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit
                Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative
                Minimum Tax)
       7,500  Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds,          12/12 at 100.00         AAA    7,948,350
                Detroit Edison Company, Series 2002C, 5.450%, 12/15/32
                (Alternative Minimum Tax) - XLCA Insured
       5,900  Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue              11/11 at 100.00         AAA    6,196,062
                Bonds, William Beaumont Hospital, Series 2001M, 5.250%,
                11/15/35 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 2.1% (1.4% of Total Investments)

         160  Chisago and Stearns Counties and Southcentral Minnesota Multi-County           9/05 at 102.85         AAA      164,619
                Housing and Redevelopment Authority, FNMA Mortgage-Backed
                Securities Program Single Family Mortgage Revenue Bonds, Series
                1994B, 7.050%, 9/01/27 (Alternative Minimum Tax)
       7,000  Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,              1/11 at 100.00         AAA    7,439,740
                Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/32 - FGIC Insured
       3,590  Minnesota Housing Finance Agency, Single Family Mortgage Revenue               7/09 at 100.00         AA+    3,605,868
                Bonds, Series 2000C, 6.100%,7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.5% (0.3% of Total Investments)

       2,475  Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,        9/14 at 100.00         N/R    2,559,769
                Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 0.3% (0.2% of Total Investments)

       1,500  Missouri-Illinois Metropolitan District Bi-State Development Agency,          10/13 at 100.00         AAA    1,570,575
                Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County
                Extension Project, Series 2002B, 5.000%, 10/01/32 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.3% (0.2% of Total Investments)

       1,340  Nebraska Investment Finance Authority, Single Family Housing Revenue           9/05 at 101.50         AAA    1,353,963
                Bonds, Series 1995A, 6.800%, 3/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 8.4% (5.6% of Total Investments)

       4,885  Clark County, Nevada, Limited Tax General Obligation Bank Bonds,               7/10 at 100.00          AA    5,359,040
                Series 2000, 5.500%, 7/01/18
       7,500  Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,                  7/10 at 101.00         AAA    8,578,200
                Series 1999A, 6.000%, 7/01/29 (Pre-refunded to 7/01/10) - MBIA Insured
      10,000  Clark County School District, Nevada, Limited Tax General Obligation           6/06 at 101.00         AAA   10,459,600
                School Improvement Bonds, Series 1996, 6.000%, 6/15/15
                (Pre-refunded to 6/15/06) - FGIC Insured
       1,950  Director of Nevada State Department of Business and Industry,                  1/10 at 102.00         AAA    2,142,465
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000,
                5.625%, 1/01/32 - AMBAC Insured

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Nevada (continued)

$     10,750  Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series           7/11 at 100.00         AAA  $11,496,050
                2001A, 5.250%, 7/01/34 - FSA Insured
       6,000  Washoe County, Nevada, Reno-Sparks Convention and Visitors Authority,          1/10 at 100.00         AAA    6,852,480
                Limited Tax General Obligation Bonds, Series 1999A, 6.375%, 7/01/23
                (Pre-refunded to 1/01/10) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 6.4% (4.2% of Total Investments)

       2,400  New Jersey Health Care Facilities Financing Authority, Revenue Bonds,          7/10 at 101.00         BBB-   2,697,576
                Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30
       3,000  New Jersey Housing and Mortgage Finance Agency, Multifamily Housing           11/07 at 101.50         AAA    3,181,230
                Revenue Bonds, Series 1997A, 5.550%, 5/01/27 (Alternative Minimum
                Tax) - AMBAC Insured
      17,670  New Jersey Housing and Mortgage Finance Agency, Home Buyer Program            10/10 at 100.00         AAA   18,603,506
                Revenue Bonds, Series 2000CC, 5.850%, 10/01/25 (Alternative
                Minimum Tax) - MBIA Insured
       9,360  Tobacco Settlement Financing Corporation, New Jersey, Tobacco                  6/12 at 100.00         BBB    9,353,074
                Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 4.5% (3.0% of Total Investments)

       8,500  Farmington, New Mexico, Pollution Control Revenue Refunding Bonds,             4/06 at 101.00         BBB    8,832,690
                Public Service Company of New Mexico - San Juan Project,
                Series 1997B, 5.800%, 4/01/22
              New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
              Presbyterian Healthcare Services, Series 2001A:
       8,000    5.500%, 8/01/25                                                              8/11 at 101.00         Aa3    8,472,160
       6,200    5.500%, 8/01/30                                                              8/11 at 101.00         Aa3    6,542,426
------------------------------------------------------------------------------------------------------------------------------------
              New York - 15.3% (10.2% of Total Investments)

       7,000  Metropolitan Transportation Authority, New York, State Service                 7/12 at 100.00         AA-    7,306,670
                Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29
       9,290  New York City, New York, General Obligation Bonds, Fiscal Series              10/07 at 101.00         Aaa   10,070,732
                1997G, 6.000%, 10/15/26 (Pre-refunded to 10/15/07)
       5,000  New York City Municipal Water Finance Authority, New York, Water and           6/09 at 101.00         AAA    5,190,050
                Sewerage System Revenue Bonds, Fiscal Series 1999B, 5.000%,
                6/15/29 - FSA Insured
       6,000  New York City Municipal Water Finance Authority, New York, Water and           6/09 at 101.00         AAA    6,473,160
                Sewerage System Revenue Bonds, Fiscal Series 2000A, 5.500%,
                6/15/32 - FGIC Insured
       2,255  New York City Transit Authority, New York, Metropolitan Transportation         1/10 at 101.00         AAA    2,543,505
                Authority, Triborough Bridge and Tunnel Authority, Certificates of
                Participation, Series 2000A, 5.750%, 1/01/20 (Pre-refunded to
                1/01/10)  - AMBAC Insured
       9,750  New York City Transitional Finance Authority, New York, Future Tax             5/10 at 101.00         AAA   11,189,100
                Secured Bonds, Fiscal Series 2000B, 6.000%, 11/15/29
                (Pre-refunded to 5/15/10)
      10,000  Dormitory Authority of the State of New York, Lease Revenue Bonds,             5/10 at 101.00           A   11,064,400
                Court Facilities, Series 1999, 6.000%, 5/15/39
       5,650  Dormitory Authority of the State of New York, Improvement Revenue              8/09 at 101.00         AAA    6,073,072
                Bonds, Mental Health Services Facilities, Series 1999D, 5.250%,
                8/15/24 - FSA Insured
       5,400  New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,              3/09 at 101.00         Aa1    5,603,148
                Series 79, 5.300%, 4/01/29 (Alternative Minimum Tax)
       7,545  New York State Urban Development Corporation, Senior Lien Corporate            7/06 at 102.00         AAA    7,888,977
                Purpose Bonds, Series 1996, 5.500%, 7/01/26
       5,000  New York State Urban Development Corporation, Service Contract                   No Opt. Call         AA-    5,503,400
                Revenue Bonds, Correctional and Youth Facilities, Series 2002A,
                5.500%, 1/01/17 (Mandatory put 1/01/11)
       2,320  New York State Tobacco Settlement Financing Corporation, Tobacco               6/10 at 100.00         AA-    2,530,540
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1, 5.500%, 6/01/16
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 3.5% (2.3% of Total Investments)

      18,555  North Carolina Eastern Municipal Power Agency, Power System Revenue            7/05 at 100.00         AAA   18,592,667
                Refunding Bonds, Series 1993B, 5.500%, 1/01/17 - FGIC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              North Dakota - 2.1% (1.4% of Total Investments)

$     10,490  Grand Forks, North Dakota, Sales Tax Revenue Bonds, Aurora Project,           12/07 at 100.00         AAA  $11,074,818
                Series 1997A, 5.625%, 12/15/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.2% (1.5% of Total Investments)

              Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
              Kettering Medical Center, Series 1999:
       5,000    6.750%, 4/01/18                                                              4/10 at 101.00          A2    5,546,400
       5,000    6.750%, 4/01/22                                                              4/10 at 101.00          A2    5,544,550
         480  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities                   8/10 at 100.00         Aaa      505,421
                Program Residential Mortgage Revenue Bonds, Series 2000C, 6.050%,
                3/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 2.4% (1.6% of Total Investments)

       1,030  Central Oklahoma Transportation and Parking Authority, Oklahoma City,          7/06 at 100.00         AAA    1,058,984
                Parking System Revenue Refunding Bonds, Series 1996, 5.300%,
                7/01/12 - FSA Insured
       2,235  Oklahoma Development Finance Authority, Revenue Bonds, St. John Health         2/14 at 100.00          AA    2,312,823
                System, Series 2004, 5.000%, 2/15/24
      10,000  Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,             12/08 at 100.00          B-    9,363,000
                American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Alternative
                Minimum Tax) (Mandatory put 12/01/08)
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 0.0% (0.0% of Total Investments)

          95  Delaware River Port Authority, New Jersey and Pennsylvania,                    1/10 at 100.00         AAA      104,889
                Revenue Bonds, Series 1999, 5.750%, 1/01/15 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 0.4% (0.3% of Total Investments)

       3,000  Puerto Rico Public Buildings Authority, Guaranteed Government                  7/17 at 100.00         AAA    2,280,360
                Facilities Revenue Refunding Bonds, Series 2002D, 0.000%,
                7/01/31 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 9.0% (6.0% of Total Investments)

      10,000  Greenville County School District, South Carolina, Installment                12/12 at 101.00         AA-   11,413,900
                Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/21
       3,750  Greenwood County, South Carolina, Hospital Revenue Bonds, Self                10/11 at 100.00           A    3,936,750
                Memorial Hospital, Series 2001, 5.500%, 10/01/31
       2,500  Lexington County Health Service District, South Carolina, Hospital            11/13 at 100.00           A    2,677,400
                Revenue Refunding and Improvement Bonds, Series 2003, 5.750%,
                11/01/28
       2,825  Medical University Hospital Authority, South Carolina, FHA-Insured             8/14 at 100.00         AAA    3,064,701
                Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/22 - MBIA Insured
      21,565  Piedmont Municipal Power Agency, South Carolina, Electric Revenue                No Opt. Call         AAA    6,197,997
                Bonds, Series 2004A-2, 0.000%, 1/01/30 - AMBAC Insured
       1,540  South Carolina Housing Finance and Development Authority, Mortgage             6/10 at 100.00         Aaa    1,546,791
                Revenue Bonds, Series 2000A-2, 6.000%, 7/01/20 (Alternative
                Minimum Tax) - FSA Insured
              Tobacco Settlement Revenue Management Authority, South Carolina,
              Tobacco Settlement Asset-Backed Bonds, Series 2001B:
      11,530    6.000%, 5/15/22                                                              5/11 at 101.00         BBB   11,717,939
       4,000    6.375%, 5/15/28                                                              5/11 at 101.00         BBB    4,113,880
       3,000    6.375%, 5/15/30                                                                No Opt. Call         BBB    3,154,740
------------------------------------------------------------------------------------------------------------------------------------
              South Dakota - 2.3% (1.5% of Total Investments)

       2,500  South Dakota Education Loans Inc., Revenue Bonds, Subordinate                  6/08 at 102.00          A2    2,622,100
                Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)
       6,175  Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds,                10/14 at 100.00         AAA    7,854,230
                Great Plains Hotel Corporation Project, Series 1989, 8.500%,
                11/01/16 (Alternative Minimum Tax) (Pre-refunded to 10/15/14)
       1,750  South Dakota Health and Educational Facilities Authority,                     11/14 at 100.00          A+    1,866,690
                Revenue Bonds, Sioux Valley Hospital and Health System, Series
                2004A, 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 6.5% (4.3% of Total Investments)

       5,000  Knox County Health, Educational and Housing Facilities Board,                  4/12 at 101.00        Baa3    5,188,900
                Tennessee, Hospital Revenue Bonds, Baptist Health System of East
                Tennessee Inc., Series 2002, 6.500%, 4/15/31

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee (continued)

$     20,060  Knox County Health, Educational and Housing Facilities Board,                   1/13 at 80.49         AAA  $11,390,269
                Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                Series 2002A, 0.000%, 1/01/17 - FSA Insured
      12,500  Metropolitan Government of Nashville-Davidson County Health and               11/09 at 101.00         AAA   14,068,250
                Educational Facilities Board, Tennessee, Revenue Bonds, Ascension
                Health Credit Group, Series 1999A, 5.875%, 11/15/28 (Pre-refunded to 11/15/09) - AMBAC Insured
              Tennessee Housing Development Agency, Homeownership Program Bonds,
              Series 2000-1:
       1,785    5.750%, 7/01/10 (Alternative Minimum Tax)                                      No Opt. Call          AA    1,806,224
       2,145    6.000%, 7/01/13 (Alternative Minimum Tax) - MBIA Insured                     7/10 at 101.00         AAA    2,209,007
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 15.1% (10.0% of Total Investments)

       7,925  Brazos River Authority, Texas, Pollution Control Revenue Refunding               No Opt. Call         BBB    8,606,629
                Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36
                (Alternative Minimum Tax) (Mandatory put 11/01/11) (a)
       5,110  Brazos River Authority, Texas, Pollution Control Revenue Refunding             4/13 at 101.00         BBB    6,095,055
                Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32
                (Alternative Minimum Tax) (a)
       4,500  Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc.,            12/08 at 102.00        BBB-    5,008,005
                Series 1999B, 7.750%, 12/01/18
       4,080  Central Texas Regional Mobility Authority, Travis and Williamson               1/15 at 100.00         AAA    4,236,672
                Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/35 -
                FGIC Insured
       5,500  Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue               12/11 at 100.00         AAA    5,675,010
                Bonds, Series 2001, 5.000%, 12/01/31 - AMBAC Insured
       1,550  Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue             4/11 at 101.00        BBB-    1,690,771
                Bonds, Valero Energy Corporation, Series 2001, 6.650%, 4/01/32
                (Alternative Minimum Tax)
       4,590  Houston, Texas, Subordinate Lien Airport System Revenue Bonds,                 7/10 at 100.00         AAA    4,948,433
                Series 2000A, 5.625%, 7/01/30 (Alternative Minimum Tax) -
                FSA Insured
       5,000  Houston Community College, Texas, Limited Tax General Obligation               2/13 at 100.00         AAA    5,199,850
                Bonds, Series 2003, 5.000%, 2/15/26 - AMBAC Insured
       3,500  Houston, Texas, Junior Lien Water and Sewerage System Revenue                 12/12 at 100.00         AAA    3,869,740
                Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded to 12/01/12) - FSA Insured
       5,000  Katy Independent School District, Harris, Fort Bend and Waller                 2/12 at 100.00         AAA    5,179,850
                Counties, Texas, General Obligation Bonds, Series 2002A,
                5.000%, 2/15/27
       9,000  Matagorda County Navigation District 1, Texas, Collateralized                    No Opt. Call         AAA    9,772,380
                Revenue Refunding Bonds, Houston Light and Power Company, Series
                1997, 5.125%, 11/01/28 (Alternative Minimum Tax) - AMBAC Insured
         775  Panhandle Regional Housing Finance Corporation, Texas, GNMA                    5/05 at 100.00         AAA      778,922
                Mortgage-Backed Securities Program Single Family Mortgage Revenue
                Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)
       4,700  Sam Rayburn Municipal Power Agency, Texas, Power Supply System                10/12 at 100.00        Baa2    5,065,190
                Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21
       5,500  Spring Independent School District, Harris County, Texas, Unlimited            8/11 at 100.00         AAA    5,692,225
                Tax Schoolhouse Bonds, Series 2001, 5.000%, 8/15/26
       4,520  Texas, General Obligation Bonds, Water Financial Assistance, State             8/09 at 100.00         Aa1    4,835,541
                Participation Program, Series 1999C, 5.500%, 8/01/35
       3,460  Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA                   10/05 at 102.00         AAA    3,497,091
                Mortgage-Backed Securities Program Single Family Mortgage Revenue
                Bonds, Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Utah - 4.2% (2.8% of Total Investments)

       2,000  Intermountain Power Agency, Utah, Power Supply Revenue Bonds,                  7/06 at 102.00         AAA    2,109,400
                Special Obligation Crossover, Sixth Series 1996B, 6.000%,
                7/01/16 - MBIA Insured
       3,565  Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power           4/13 at 100.00         AAA    3,804,639
                Project, Series 2003A, 5.000%, 4/01/24 - FSA Insured
      16,050  Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,           8/07 at 101.00         AAA   16,522,672
                Series 1997, 5.250%, 8/15/26 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                              Optional Call                     Market
Amount (000)  Description(1)                                                                Provisions*  Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
              Vermont - 2.0% (1.4% of Total Investments)

              Vermont Educational and Health Buildings Financing Agency, Revenue
              Bonds, Fletcher Allen Health Care Inc., Series 2000A:
$      3,720    6.125%, 12/01/15 - AMBAC Insured                                        12/10 at 101.00        AAA   $    4,235,815
       4,265    6.250%, 12/01/16 - AMBAC Insured                                        12/10 at 101.00        AAA        4,883,212
       1,625  Vermont Housing Finance Agency, Single Family Housing Bonds,              11/09 at 100.00        AAA        1,696,500
                Series 2000-13A, 5.950%, 11/01/25 (Alternative Minimum Tax) -
                FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 3.8% (2.5% of Total Investments)

       8,810  Chelan County Public Utility District 1, Washington, Hydro Consolidated    7/11 at 101.00        AAA        9,446,699
                System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative
                Minimum Tax) - MBIA Insured
       2,500  Energy Northwest, Washington, Electric Revenue Refunding Bonds,            7/12 at 100.00        AAA        2,817,600
                Columbia Generating Station, Nuclear Project 2, Series 2002C, 5.750%,
                7/01/17 - MBIA Insured
       7,225  Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal      3/10 at 101.00        AAA        7,976,256
                18, Series 1999B, 6.000%, 9/01/20 (Alternative Minimum Tax) -
                MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 1.0% (0.6% of Total Investments)

       5,000  Mason County, West Virginia, Pollution Control Revenue Bonds,             10/11 at 100.00        BBB        5,128,750
                Appalachian Power Company, Series 2003L, 5.500%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 3.2% (2.1% of Total Investments)

       9,310  Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco        6/12 at 100.00        BBB        9,518,451
                Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27
       5,000  Madison, Wisconsin, Industrial Development Revenue Refunding Bonds,        4/12 at 100.00        AA-        5,420,000
                Madison Gas and Electric Company Projects, Series 2002A, 5.875%,
                10/01/34 (Alternative Minimum Tax)
       2,100  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,      8/13 at 100.00          A        2,139,625
                Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
$    784,580  Total Long-Term Investments (cost $740,012,723) - 149.7%                                                  796,866,118
============------------------------------------------------------------------------------------------------------------------------
              Short-Term Investments - 0.3% (0.2% of Total Investments)

       1,500  Puerto Rico Government Development Bank, Adjustable Refunding Bonds,                             A-1        1,500,000
                Variable Rate Demand Obligations, Series 1985, 2.860%, 12/01/15 -
                MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$      1,500  Total Short-Term Investments (cost $1,500,000)                                                              1,500,000
============------------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $741,512,723) - 150.0%                                                            798,366,118
              ----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.4%                                                                       13,053,843
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (52.4)%                                                         (279,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  532,419,961
              ======================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

             * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            N/R   Investment is not rated.

              + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

              # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Quality Income Municipal Fund, Inc. (NQU)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 3.2% (2.1% of Total Investments)

$      3,500  Bessemer Governmental Utility Services Corporation, Alabama, Water             6/08 at 102.00         AAA  $ 3,739,820
                Supply Revenue Bonds, Series 1998, 5.200%, 6/01/24 - MBIA Insured
              Jefferson County, Alabama, Sewer Revenue Capitol Improvement
              Warrants, Series 2001A:
       7,475    5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured                     2/11 at 101.00         AAA    8,427,764
       6,340    5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured                     2/11 at 101.00         AAA    7,126,731
       6,970    5.500%, 2/01/31 (Pre-refunded to 2/01/11) - FGIC Insured                     2/11 at 101.00         AAA    7,858,396
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 1.5% (1.0% of Total Investments)

       6,360  Alaska Housing Finance Corporation, Governmental Purpose Bonds,               12/05 at 102.00         AAA    6,579,865
                Series 1995A, 5.875%, 12/01/30 - MBIA Insured
       6,110  Alaska Housing Finance Corporation, General Housing Purpose Bonds,            12/14 at 100.00         AAA    6,415,011
                Series 2005A, 5.000%, 12/01/27 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 1.8% (1.2% of Total Investments)

       5,350  Arizona Tourism and Sports Authority, Tax Revenue Bonds,                       7/13 at 100.00         Aaa    5,616,751
                Multipurpose Stadium Facility Project, Series 2003A, 5.000%,
                7/01/28 - MBIA Insured
       1,000  Mesa, Arizona, Utility System Revenue Refunding Bonds, Series                    No Opt. Call         AAA    1,136,540
                2002, 5.250%, 7/01/17 - FGIC Insured
       8,010  Salt River Project Agricultural Improvement and Power District,                1/12 at 101.00          AA    8,479,386
                Arizona, Electric System Revenue Refunding Bonds, Series 2002A,
                5.125%, 1/01/27
------------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.8% (0.5% of Total Investments)

       2,155  Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed              7/05 at 102.00         AAA    2,201,570
                Securities Program Single Family Mortgage Bonds, Series 1995B,
                6.700%, 7/01/27 (Alternative Minimum Tax)
       4,000  University of Arkansas, Fayetteville, Revenue Bonds, Medical                  11/14 at 100.00         Aaa    4,205,440
                Sciences Campus, Series 2004B, 5.000%, 11/01/34 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              California - 5.9% (3.9% of Total Investments)

       6,000  California Health Facilities Financing Authority, Health Facility              3/13 at 100.00           A    6,055,800
                Revenue Bonds, Adventist Health System/West, Series 2003A,
                5.000%, 3/01/33
       5,000  California, General Obligation Veterans Welfare Bonds, Series                  6/05 at 101.00         AA-    5,024,350
                1997BH, 5.600%, 12/01/32 (Alternative Minimum Tax)
      10,000  California, Various Purpose General Obligation Bonds, Series 1999,             4/09 at 101.00         AAA   10,115,500
                4.750%, 4/01/29 - MBIA Insured
      14,600  California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28             8/13 at 100.00           A   15,502,134
       1,000  California Department of Water Resources, Power Supply Revenue                 5/12 at 101.00          A2    1,122,370
                Bonds, Series 2002A, 5.750%, 5/01/17
       1,360  California Statewide Community Development Authority, Revenue                  7/15 at 100.00        BBB+    1,417,610
                Bonds, Daughters of Charity Health System, Series 2005A,
                5.250%, 7/01/30
       8,500  Foothill/Eastern Transportation Corridor Agency, California,                   1/10 at 100.00         AAA    8,829,120
                Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 -
                MBIA Insured
       1,500  San Jose Redevelopment Agency, California, Tax Allocation                      8/10 at 101.00         AAA    1,550,220
                Bonds, Merged Area Redevelopment Project, Series 2002, 5.000%,
                8/01/32 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 5.5% (3.6% of Total Investments)

       5,240  Adams 12 Five Star Schools, Adams County, Colorado, General                   12/15 at 100.00         AAA    5,625,454
                Obligation Bonds, Series 2005, 5.000%, 12/15/24 - FSA Insured
      10,000  Denver City and County, Colorado, Airport System Revenue                      11/10 at 100.00         AAA   10,793,000
                Refunding Bonds, Series 2000A, 5.625%, 11/15/23 (Alternative
                Minimum Tax) - AMBAC Insured
      12,000  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,                9/07 at 101.00         AAA   12,239,640
                Series 1997A, 4.750%, 9/01/23 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

$     14,400  E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,                 9/10 at 65.63         AAA  $ 7,831,728
                Series 2000B, 0.000%, 9/01/17 (Pre-refunded to 9/01/10) -
                MBIA Insured
       8,740  Larimer County School District R1, Poudre, Colorado, General                  12/10 at 100.00         AAA    9,604,561
                Obligation Bonds, Series 2000, 5.125%, 12/15/19 (Pre-refunded to 12/15/10) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Connecticut - 0.6% (0.4% of Total Investments)

       4,395  Bridgeport, Connecticut, General Obligation Bonds, Series 2001C,               8/11 at 100.00         AAA    4,877,659
                5.375%, 8/15/17 (Pre-refunded to 8/15/11) - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              District of Columbia - 0.6% (0.4% of Total Investments)

       5,000  Washington Convention Center Authority, District of Columbia,                 10/08 at 101.00         AAA    5,353,450
                Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%,
                10/01/17 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 1.9% (1.3% of Total Investments)

       2,250  Dade County, Florida, Water and Sewerage System Revenue Bonds,                10/07 at 102.00         AAA    2,417,423
                Series 1997, 5.375%, 10/01/16 - FGIC Insured
       5,300  Escambia County Health Facilities Authority, Florida, Revenue                    No Opt. Call          AA    5,870,015
                Bonds, Ascension Health Credit Group, Series 2003A, 5.250%,
                11/15/14
       2,500  Florida State Board of Education, Full Faith and Credit Public                 6/06 at 101.00         AAA    2,592,575
                Education Capital Outlay Bonds, Series 1996A, 5.250%, 6/01/22
                (Pre-refunded to 6/01/06)
       5,000  Orange County Health Facilities Authority, Florida, Hospital                  11/10 at 101.00           A    5,503,100
                Revenue Bonds, Adventist Health System/Sunbelt Obligated Group,
                Series 2000, 6.500%, 11/15/30
------------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 1.3% (0.9% of Total Investments)

      10,000  Hawaii Department of Transportation, Airport System Revenue                    7/10 at 101.00         AAA   11,084,000
                Refunding Bonds, Series 2000B, 5.750%, 7/01/21 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 13.9% (9.2% of Total Investments)

       6,450  Chicago, Illinois, General Obligation Refunding Bonds, Series 2002A,           7/12 at 100.00         AAA    6,884,408
                5.000%, 1/01/18 - AMBAC Insured
      32,670  Chicago, Illinois, General Obligation Bonds, City Colleges of                    No Opt. Call         AAA    8,549,086
                Chicago Capital Improvement Project, Series 1999, 0.000%,
                1/01/32 - FGIC Insured
       5,000  Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21            7/10 at 101.00         AAA    5,595,450
                Program, Series 2000A, 6.000%, 1/01/28 - FGIC Insured
       5,045  Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D,           1/10 at 101.00         AAA    5,538,653
                5.750%, 1/01/30 - FGIC Insured
              Chicago Board of Education, Illinois, Unlimited Tax General
              Obligation Bonds, Dedicated Revenues, Series 2001C:
       1,000    5.500%, 12/01/18 - FSA Insured                                              12/11 at 100.00         AAA    1,109,170
       3,690    5.000%, 12/01/19 - FSA Insured                                              12/11 at 100.00         AAA    3,952,507
       3,000    5.000%, 12/01/20 - FSA Insured                                              12/11 at 100.00         AAA    3,193,590
       2,000    5.000%, 12/01/21 - FSA Insured                                              12/11 at 100.00         AAA    2,131,460
              Chicago Board of Education, Illinois, Unlimited Tax General
              Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
       9,400    0.000%, 12/01/14 - FGIC Insured                                                No Opt. Call         AAA    6,272,808
       4,400    0.000%, 12/01/15 - FGIC Insured                                                No Opt. Call         AAA    2,792,548
      12,750  Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A,                1/09 at 101.00         AAA   13,071,683
                5.125%, 1/01/35 (Alternative Minimum Tax) - MBIA Insured
              Chicago, Illinois, Second Lien Wastewater Transmission Revenue
              Bonds, Series 2000:
       8,000    5.750%, 1/01/25 (Pre-refunded to 1/01/10) - MBIA Insured                     1/10 at 101.00         AAA    8,997,440
       7,750    6.000%, 1/01/30 (Pre-refunded to 1/01/10) - MBIA Insured                     1/10 at 101.00         AAA    8,800,048
       5,000  Illinois Finance Authority, Revenue Bonds, Northwestern Memorial               8/14 at 100.00         AA+    5,361,500
                Hospital, Series 2004A, 5.500%, 8/15/43
      10,000  Illinois Health Facilities Authority, Revenue Bonds, Iowa Health               2/10 at 101.00         AAA   10,979,900
                System, Series 2000, 5.875%, 2/15/30 - AMBAC Insured

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

$      2,470  Illinois Housing Development Authority, Section 8 Elderly Housing              9/05 at 100.00           A  $ 2,483,239
                Revenue Bonds, Garden House of Maywood Development, Series 1992,
                7.000%, 9/01/18
              Illinois Educational Facilities Authority, Student Housing Revenue
              Bonds, Educational Advancement Foundation Fund, University Center
              Project, Series 2002:
       3,000    6.625%, 5/01/17                                                              5/12 at 101.00        Baa2    3,382,500
       1,800    6.000%, 5/01/22                                                              5/12 at 101.00        Baa2    1,940,688
       5,000  Illinois, General Obligation Bonds, Illinois FIRST Program,                   12/10 at 100.00         AAA    5,469,650
                Series 2000, 5.450%, 12/01/21 - MBIA Insured
       3,220  Joliet Regional Port District, Illinois, Airport Facilities                    7/07 at 103.00         N/R    3,381,902
                Revenue Bonds, Lewis University Airport, Series 1997A, 7.250%,
                7/01/18 (Alternative Minimum Tax)
       4,500  Kane, McHenry, Cook and DeKalb Counties Community Unit School                 12/11 at 100.00         AAA    4,991,265
                District 300, Carpentersville, Illinois, General Obligation
                Bonds, Series 2000, 5.500%, 12/01/18 - MBIA Insured
       2,270  Metropolitan Pier and Exposition Authority, Illinois, Revenue                  6/12 at 101.00         AAA    2,369,040
                Bonds, McCormick Place Expansion Project, Series 2002A, 5.000%,
                12/15/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 2.3% (1.5% of Total Investments)

       3,240  Indiana Health Facility Financing Authority, Hospital Revenue                  7/12 at 100.00         AAA    3,573,752
                Bonds, Marion General Hospital, Series 2002, 5.625%, 7/01/19
                - AMBAC Insured
       2,000  Indiana Health Facility Financing Authority, Hospital Revenue                  3/14 at 100.00         AAA    2,153,540
                Bonds, Deaconess Hospital Inc., Series 2004A, 5.375%, 3/01/34
                - AMBAC Insured
       2,400  Indiana Health Facility Financing Authority, Revenue Bonds,                    5/15 at 100.00         AAA    2,487,984
                Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35
                (WI, settling 5/04/05) - AMBAC Insured
       5,125  Petersburg, Indiana, Pollution Control Revenue Refunding Bonds,                  No Opt. Call           A    5,239,390
                Indianapolis Power and Light Company, Series 1995A, 6.625%,
                12/01/24 - ACA Insured
       5,730  St. Joseph County Hospital Authority, Indiana, Revenue Bonds,                  2/08 at 101.00         AAA    5,740,601
                Memorial Health System, Series 1998A, 4.625%, 8/15/28 -
                MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Iowa - 1.1% (0.7% of Total Investments)

       8,585  Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa                7/08 at 102.00         AAA    8,865,558
                Health System, Series 1998A, 5.125%, 1/01/28 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Kansas - 0.8% (0.5% of Total Investments)

       4,585  Johnson County Unified School District 232, Kansas, General                    9/10 at 100.00         Aaa    4,786,052
                Obligation Bonds, Series 2000, 4.750%, 9/01/19 - FSA Insured
       1,750  Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and                6/14 at 100.00         AAA    1,882,213
                Electric Company, Series 2004, 5.300%, 6/01/31 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 0.3% (0.1% of Total Investments)

       2,500  Kentucky State Property and Buildings Commission, Revenue                      2/12 at 100.00         AAA    2,808,800
                Refunding Bonds, Project 74, Series 2002, 5.375%, 2/01/18
                (Pre-refunded to 2/01/12) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 2.1% (1.4% of Total Investments)

      10,000  Louisiana Public Facilities Authority, Hospital Revenue Bonds,                   No Opt. Call         AAA   11,829,400
                Franciscan Missionaries of Our Lady Health System, Series 1998A,
                5.750%, 7/01/25 - FSA Insured
       5,500  Louisiana Public Facilities Authority, Revenue Bonds, Tulane                   7/12 at 100.00         AAA    5,711,035
                University, Series 2002A, 5.000%, 7/01/32 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 7.4% (4.9% of Total Investments)

       7,405  Massachusetts Health and Educational Facilities Authority, Revenue               No Opt. Call         AAA    8,891,850
                Bonds, Massachusetts Institute of Technology, Series 2002K,
                5.500%, 7/01/32
       6,000  Massachusetts Industrial Finance Agency, Resource Recovery Revenue            12/08 at 102.00         BBB    6,158,340
                Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%,
                12/01/19 (Alternative Minimum Tax)
       8,500  Massachusetts Turnpike Authority, Metropolitan Highway System                  1/07 at 102.00         AAA    8,692,355
                Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts (continued)

$     13,500  Massachusetts Turnpike Authority, Metropolitan Highway System                  1/09 at 101.00         AAA  $13,852,215
                Revenue Bonds, Subordinate Series 1999A, 5.000%, 1/01/39 -
                AMBAC Insured
              Massachusetts Water Pollution Abatement Trust, Revenue Bonds,
              MWRA Loan Program, Subordinate Series 1999A:
       1,375    5.750%, 8/01/29 (Pre-refunded to 8/01/09)                                    8/09 at 101.00         AAA    1,532,094
       5,570    5.750%, 8/01/29                                                              8/09 at 101.00         AAA    6,120,817
      10,000  Massachusetts Water Resources Authority, General Revenue Bonds,                8/10 at 101.00         AAA   11,349,200
                Series 2000A, 5.750%, 8/01/39 (Pre-refunded to 8/01/10) -
                FGIC Insured
       5,730  University of Massachusetts Building Authority, Senior Lien Project           11/10 at 100.00         AAA    6,180,550
                Revenue Bonds, Series 2000-2, 5.250%, 11/01/20 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 2.2% (1.4% of Total Investments)

       5,000  Detroit, Michigan, Second Lien Sewerage Disposal System Revenue                7/15 at 100.00         AAA    5,254,050
                Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured
       1,000  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,              7/11 at 101.00         AAA    1,141,220
                Series 2001A, 5.750%, 7/01/28 (Pre-refunded to 7/01/11) -
                FGIC Insured
       3,790  Michigan Municipal Bond Authority, General Obligation Bonds, Detroit           6/15 at 100.00         AAA    4,048,705
                City School District, Series 2005, 5.000%, 6/01/20 (WI, settling
                5/24/05) - FSA Insured
       7,425  Michigan State Hospital Finance Authority, Hospital Revenue Bonds,            11/09 at 101.00          A1    7,930,717
                Henry Ford Health System, Series 1999A, 6.000%, 11/15/24
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 1.6% (1.1% of Total Investments)

              Chaska, Minnesota, Electric Revenue Bonds, Generating Facility
              Project, Series 2000A:
       1,930    6.000%, 10/01/20 (Pre-refunded to 10/01/10)                                 10/10 at 100.00       A3***    2,195,452
       2,685    6.000%, 10/01/25 (Pre-refunded to 10/01/10)                                 10/10 at 100.00       A3***    3,054,295
       3,655  Dakota and Washington Counties Housing and Redevelopment Authority,              No Opt. Call         AAA    5,331,256
                Minnesota, GNMA Mortgage-Backed Securities Program Single Family
                Residential Mortgage Revenue Bonds, Series 1988, 8.450%, 9/01/19
                (Alternative Minimum Tax)
       3,000  Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,              1/08 at 101.00         AAA    3,076,410
                Airport Revenue Bonds, Series 1998A, 5.000%, 1/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 1.0% (0.6% of Total Investments)

       2,985  Canton Housing Development Corporation, Mississippi, FHA-Insured                 No Opt. Call         AAA    3,496,032
                Section 8 Assisted Multifamily Mortgage Revenue Refunding Bonds,
                Canton Estates Apartments, Series 1990A, 7.750%, 8/01/24
       2,500  Mississippi Hospital Equipment and Facilities Authority, Revenue               1/11 at 101.00         Aaa    2,680,800
                Bonds, Forrest County General Hospital, Series 2000, 5.500%,
                1/01/27 - FSA Insured
       1,875  Mississippi Hospital Equipment and Facilities Authority, Revenue               9/14 at 100.00         N/R    1,939,219
                Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 0.8% (0.5% of Total Investments)

       2,400  Missouri-Illinois Metropolitan District Bi-State Development Agency,          10/13 at 100.00         AAA    2,571,336
                Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County
                Extension Project, Series 2002B, 5.000%, 10/01/23 - FSA Insured
      15,350  Springfield Public Building Corporation, Missouri, Lease Revenue                 No Opt. Call         AAA    4,290,325
                Bonds, Jordan Valley Park Projects, Series 2000A, 0.000%,
                6/01/30 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 0.3% (0.1% of Total Investments)

       1,395  Nebraska Investment Finance Authority, Single Family Housing Revenue          9/05 at 101.50         AAA     1,409,536
                Bonds, Series 1995A, 6.800%, 3/01/35 (Alternative Minimum Tax)
       1,425  Nebraska Investment Finance Authority, Single Family Housing Revenue          9/05 at 101.50         AAA     1,447,615
                Bonds, Series 1995B, 6.450%, 3/01/35 (Alternative Minimum Tax)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 7.3% (4.8% of Total Investments)

              Clark County School District, Nevada, General Obligation
              Bonds, Series 2002C:
$     34,470    5.000%, 6/15/20 - MBIA Insured                                               6/12 at 100.00         AAA  $36,653,674
      12,150    5.000%, 6/15/21 - MBIA Insured                                               6/12 at 100.00         AAA   12,919,702
      10,380    5.000%, 6/15/22 - MBIA Insured                                               6/12 at 100.00         AAA   11,037,573
         975  Nevada, General Obligation Refunding Bonds, Municipal Bond Bank                5/08 at 100.00         AAA    1,018,017
                Projects 65 and R-6, Series 1998, 5.000%, 5/15/22 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 2.3% (1.5% of Total Investments)

       2,580  Camden County Pollution Control Financing Authority, New Jersey,               6/05 at 100.00          B2    2,579,794
                Solid Waste Disposal and Resource Recovery System Revenue Bonds,
                Series 1991D, 7.250%, 12/01/10
       1,000  New Jersey Building Authority, State Building Revenue Bonds, Series           12/12 at 100.00         AAA    1,110,150
                2002A, 5.000%, 12/15/21 (Pre-refunded to 12/15/12) - FSA Insured
       2,150  New Jersey Health Care Facilities Financing Authority, Revenue Bonds,          7/10 at 101.00        BBB-    2,416,579
                Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30
       3,200  New Jersey Transportation Trust Fund Authority, Transportation System          6/13 at 100.00         AAA    3,661,120
                Bonds, Series 2003C, 5.500%, 6/15/22 (Pre-refunded to 6/15/13)
       2,025  New Jersey Transportation Trust Fund Authority, Transportation System         12/11 at 100.00         AAA    2,350,235
                Bonds, Series 2001B, 6.000%, 12/15/19 (Pre-refunded to 12/15/11) -
                MBIA Insured
       2,850  Tobacco Settlement Financing Corporation, New Jersey, Tobacco                  6/12 at 100.00         BBB    2,847,891
                Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32
       4,125  Tobacco Settlement Financing Corporation, New Jersey, Tobacco                  6/13 at 100.00         BBB    4,368,086
                Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 0.8% (0.5% of Total Investments)

       5,925  New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,            8/11 at 101.00         Aa3    6,368,131
                Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21
------------------------------------------------------------------------------------------------------------------------------------
              New York - 21.2% (13.9% of Total Investments)

      25,000  Erie County Tobacco Asset Securitization Corporation, New York,                7/10 at 101.00         BBB   25,763,750
                Senior Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.125%,
                7/15/30
       1,130  Long Island Power Authority, New York, Electric System General                 9/11 at 100.00          A-    1,218,400
                Revenue Bonds, Series 2001A, 5.375%, 9/01/25
      15,000  Metropolitan Transportation Authority, New York, Dedicated Tax Fund            4/10 at 100.00         AAA   17,040,900
                Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded to 4/01/10) -
                FGIC Insured
      12,500  Nassau County Tobacco Settlement Corporation, New York, Tobacco                7/09 at 101.00        BBB-   13,025,375
                Settlement Asset-Backed Bonds, Series 1999A, 6.400%, 7/15/33
              New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
         950    5.000%, 8/01/17                                                              8/12 at 100.00          A1    1,001,604
      10,545    5.750%, 8/01/18                                                              8/12 at 100.00          A1   11,749,134
       5,000  New York City, New York, General Obligation Bonds, Fiscal Series               8/12 at 100.00          A1    5,570,950
                2003A, 5.750%, 8/01/16
              New York City, New York, General Obligation Bonds, Fiscal
              Series 1997H:
         905    6.125%, 8/01/25 (Pre-refunded to 8/01/07)                                    8/07 at 101.00       A1***      977,916
       5,095    6.125%, 8/01/25                                                              8/07 at 101.00          A1    5,449,510
              New York City, New York, General Obligation Bonds, Fiscal
              Series 1997M:
       7,200    5.500%, 6/01/17 (Pre-refunded to 6/01/07) - AMBAC Insured                    6/07 at 101.00         AAA    7,655,256
       7,600    5.500%, 6/01/17 - AMBAC Insured                                              6/07 at 101.00         AAA    8,064,284
       4,190  New York City Municipal Water Finance Authority, New York, Water               6/05 at 101.00         AAA    4,249,791
                and Sewerage System Revenue Bonds, Fiscal Series 1996A, 5.875%,
                6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

              New York City Transitional Finance Authority, New York, Future Tax
              Secured Bonds, Fiscal Series 2000B:
       8,035    5.750%, 11/15/19 (Pre-refunded to 5/15/10)                                   5/10 at 101.00         AAA    9,135,715
       2,065    5.750%, 11/15/19 (Pre-refunded to 5/15/10)                                   5/10 at 101.00         AAA    2,347,884
       2,250  Dormitory Authority of the State of New York, Insured Revenue Bonds,             No Opt. Call         AAA    2,508,863
                Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 -
                MBIA Insured
       2,500  Dormitory Authority of the State of New York, Insured Revenue Bonds,           7/08 at 101.00         AAA    2,602,925
                Fordham University, Series 1998, 5.000%, 7/01/28 - MBIA Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              New York (continued)

              Dormitory Authority of the State of New York, Improvement Revenue
              Bonds, Mental Health Services Facilities, Series 1997A:
$      4,825    5.750%, 2/15/27 (Pre-refunded to 2/15/07)                                    2/07 at 102.00      AA-***  $ 5,159,131
         115    5.750%, 2/15/27 (Pre-refunded to 2/15/07)                                    2/07 at 102.00      AA-***      122,964
          60    5.750%, 2/15/28                                                              2/07 at 102.00         AA-       63,816
              Dormitory Authority of the State of New York, Improvement Revenue
              Bonds, Mental Health Services Facilities, Series 2000B:
       8,830    6.000%, 2/15/30 (Pre-refunded to 2/15/10) - MBIA Insured                     2/10 at 100.00         AAA    9,979,048
       1,005    6.000%, 2/15/30 (Pre-refunded to 2/15/10) - MBIA Insured                     2/10 at 100.00         AAA    1,138,655
         165    6.000%, 2/15/30 - MBIA Insured                                               2/10 at 100.00         AAA      182,361
       1,900  Dormitory Authority of the State of New York, Revenue Bonds, Mount             7/10 at 101.00         Ba1    2,003,949
                Sinai NYU Health Obligated Group, Series 2000A, 6.500%, 7/01/25
              New York State Environmental Facilities Corporation, State Clean
              Water and Drinking Water Revolving Funds Revenue Bonds, New York
              City Municipal Water Finance Authority Projects, Second Resolution
              Bonds, Series 2001C:
       6,035    5.000%, 6/15/20                                                              6/11 at 100.00         AAA    6,427,335
       6,575    5.000%, 6/15/22                                                              6/11 at 100.00         AAA    7,002,441
              New York State Medical Care Facilities Finance Agency, FHA-Insured
              Mortgage Revenue Bonds, St. Charles Hospital, Series 1995F:
       3,090    6.200%, 8/15/15 (Pre-refunded to 8/15/05)                                    8/05 at 102.00       AA***    3,184,152
       4,250    6.300%, 8/15/25 (Pre-refunded to 8/15/05)                                    8/05 at 102.00       AA***    4,380,730
       2,930  Penfield-Crown Oak Housing Development Corporation, New York,                  8/05 at 100.00         AAA    2,958,157
                FHA-Insured Section 8 Assisted Multifamily Mortgage Revenue
                Refunding Bonds, Crown Oak Estates, Series 1991A, 7.350%, 8/01/23
      13,620  Port Authority of New York and New Jersey, Consolidated Revenue               11/12 at 101.00         AAA   14,721,858
                Bonds, One Hundred Twenty-Eighth Series 2002, 5.000%, 11/01/20 -
                FSA Insured
       2,250  United Nations Development Corporation, New York, Senior Lien                  1/08 at 100.00          A3    2,341,035
                Revenue Bonds, Series 2004A, 5.250%, 7/01/21
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 2.5% (1.7% of Total Investments)

       7,500  North Carolina Municipal Power Agency 1, Catawba Electric Revenue              1/13 at 100.00         AAA    8,175,750
                Bonds, Series 2003A, 5.250%, 1/01/19 - MBIA Insured
      13,070  North Carolina Medical Care Commission, Hospital Revenue Bonds,
                Pitt County Memorial Hospital, Series 1998A, 4.750%, 12/01/28 -             12/08 at 101.00         AAA   13,235,858
                MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.2% (1.5% of Total Investments)

              Cincinnati City School District, Hamilton County, Ohio, General
              Obligation Bonds, Series 2002:
       2,165    5.250%, 6/01/19 - FSA Insured                                               12/12 at 100.00         AAA    2,381,435
       2,600    5.250%, 6/01/21 - FSA Insured                                               12/12 at 100.00         AAA    2,833,922
       2,000    5.000%, 12/01/22 - FSA Insured                                              12/12 at 100.00         AAA    2,133,240
      11,550  Ohio Water Development Authority, Solid Waste Disposal Revenue                 9/08 at 102.00         N/R   11,623,458
                Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20
                (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 6.5% (4.3% of Total Investments)

      17,510  Pottawatomie County Home Finance Authority, Oklahoma, Single                     No Opt. Call         AAA   21,945,808
                Family Mortgage Revenue Bonds, Series 1991A, 8.625%, 7/01/10
      11,750  Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,              6/09 at 100.00          B-   11,277,885
                American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Alternative
                Minimum Tax) (Mandatory put 12/01/08)
      23,005  Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds,             12/08 at 100.00          B-   21,539,582
                American Airlines Inc., Series 2001B, 5.650%, 12/01/35
                (Alternative Minimum Tax) (Mandatory put 12/01/08)
------------------------------------------------------------------------------------------------------------------------------------
              Oregon - 0.4% (0.3% of Total Investments)

       3,000  Deschutes County School District 1, Bend-La Pine, Oregon, General              6/11 at 100.00         Aaa    3,377,880
                Obligation Bonds, Series 2001A, 5.500%, 6/15/18 (Pre-refunded to 6/15/11) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 4.8% (3.2% of Total Investments)

       5,505  Carbon County Industrial Development Authority, Pennsylvania,                    No Opt. Call        BBB-    5,971,989
                Resource Recovery Revenue Refunding Bonds, Panther Creek Partners
                Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania (continued)

$      2,560  Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue           8/05 at 100.00         AAA  $ 2,620,621
                Refunding Bonds, Delaware Valley Medical Center, Series 1992,
                7.000%, 8/01/22
       7,000  Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%,            9/11 at 101.00       AA***    7,735,910
                9/15/15 (Pre-refunded to 9/15/11)
       2,600  Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series              12/14 at 100.00         AAA    2,888,938
                2004A, 5.500%, 12/01/31 - AMBAC Insured
       7,800  Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General                   8/13 at 100.00         AAA    8,132,046
                Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured
              Philadelphia School District, Pennsylvania, General Obligation
              Bonds, Series 2002B:
       6,000    5.625%, 8/01/19 (Pre-refunded to 8/01/12) - FGIC Insured                     8/12 at 100.00         AAA    6,864,960
       5,500    5.625%, 8/01/20 (Pre-refunded to 8/01/12) - FGIC Insured                     8/12 at 100.00         AAA    6,292,880
------------------------------------------------------------------------------------------------------------------------------------
              Puerto Rico - 1.5% (1.0% of Total Investments)

       4,170  Puerto Rico, The Children's Trust Fund, Tobacco Settlement                     5/12 at 100.00         BBB    4,203,902
                Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
       1,500  Puerto Rico, General Obligation and Public Improvement Bonds,                    No Opt. Call          A-    1,728,030
                Series 2001A, 5.500%, 7/01/29
       1,500  Puerto Rico Public Buildings Authority, Guaranteed Government                  7/12 at 100.00          A-    1,592,700
                Facilities Revenue Refunding Bonds, Series 2002D, 5.125%, 7/01/20
       5,000  Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%,                    8/12 at 100.00         AAA    5,265,200
                8/01/27 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 8.7% (5.7% of Total Investments)

      24,725  Greenville County School District, South Carolina, Installment                12/12 at 101.00         AA-   26,991,541
                Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22
              Horry County School District, South Carolina, General Obligation
              Bonds, Series 2001A:
       5,840    5.000%, 3/01/20                                                              3/12 at 100.00         AA+    6,196,882
       5,140    5.000%, 3/01/21                                                              3/12 at 100.00         AA+    5,454,105
              Medical University Hospital Authority, South Carolina, FHA-Insured
              Mortgage Revenue Bonds, Series 2004A:
       5,240    5.250%, 8/15/20 - MBIA Insured                                               8/14 at 100.00         AAA    5,718,464
       3,000    5.250%, 2/15/24 - MBIA Insured                                               8/14 at 100.00         AAA    3,242,550
      13,615  South Carolina Transportation Infrastructure Bank, Junior Lien                10/11 at 100.00         Aaa   14,626,050
                Revenue Bonds, Series 2001B, 5.125%, 10/01/21 - AMBAC Insured
      11,000  Tobacco Settlement Revenue Management Authority, South Carolina,               5/11 at 101.00         BBB   11,313,170
                Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 2.0% (1.3% of Total Investments)

       3,000  Knox County Health, Educational and Housing Facilities Board,                  4/12 at 101.00        Baa3    3,096,690
                Tennessee, Hospital Revenue Bonds, Baptist Health System of East
                Tennessee Inc., Series 2002, 6.375%, 4/15/22
       7,415  Memphis, Tennessee, General Improvement Bonds, Series 2002,                   11/10 at 101.00          AA    7,904,019
                5.000%, 11/01/20
       5,685  Tennessee Housing Development Agency, Homeownership Program                    7/10 at 100.00          AA    5,832,867
                Bonds, Series 2000-2B, 6.350%, 1/01/31 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 18.1% (11.9% of Total Investments)

       6,500  Bell County Health Facilities Development Corporation, Texas,                 11/08 at 101.00          A-    6,639,490
                Retirement Facility Revenue Bonds, Buckner Retirement Services
                Inc. Obligated Group, Series 1998, 5.250%, 11/15/19
      11,255  Brazos River Authority, Texas, Pollution Control Revenue Refunding               No Opt. Call         BBB   12,223,043
                Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36
                (Alternative Minimum Tax) (Mandatory put 11/01/11) (a)
       5,500  Central Texas Regional Mobility Authority, Travis and Williamson               1/15 at 100.00         AAA    5,639,205
                Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/45 -
                FGIC Insured

       5,000  Dallas-Ft. Worth International Airport, Texas, Joint Revenue                  11/11 at 100.00         AAA    5,461,950
                Refunding and Improvement Bonds, Series 2001A, 5.625%, 11/01/21
                (Alternative Minimum Tax) - FGIC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$         10  Ft. Worth Housing Finance Corporation, Texas, Home Mortgage                   10/05 at 100.00         Aa2  $    10,030
                Revenue Refunding Bonds, Series 1991A, 8.500%, 10/01/11
       8,235  Grand Prairie Housing Finance Corporation, Texas, GNMA Multifamily             9/10 at 105.00         AAA    9,077,358
                Housing Revenue Bonds, Landings of Carrier Project, Series 2000A,
                6.875%, 9/20/42
       2,700  Harris County-Houston Sports Authority, Texas, Senior Lien Revenue            11/11 at 100.00         AAA    2,846,475
                Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA Insured
       2,500  Harris County Health Facilities Development Corporation, Texas,               11/13 at 100.00         AAA    2,600,400
                Thermal Utility Revenue Bonds, TECO Project, Series 2003, 5.000%,
                11/15/30 - MBIA Insured
      22,500  Houston, Texas, Junior Lien Water and Sewerage System Revenue                 12/10 at 100.00         AAA   24,748,425
                Refunding Bonds, Series 2000B, 5.250%, 12/01/30 (Pre-refunded to 12/01/10) - FGIC Insured
              Lubbock Health Facilities Development Corporation, Texas, Revenue
              Bonds, St. Joseph Health System, Series 1998:
       4,900    5.250%, 7/01/15                                                              7/08 at 101.00         AA-    5,166,021
       8,495    5.250%, 7/01/16                                                              7/08 at 101.00         AA-    8,936,060
      17,655  Matagorda County Navigation District 1, Texas, Revenue Refunding              11/08 at 102.00         AAA   18,390,684
                Bonds, Houston Industries Inc., Series 1998B, 5.150%, 11/01/29 -
                MBIA Insured
       7,650  Nueces County, Port of Corpus Christi Authority, Texas, Revenue                5/06 at 101.00         BBB    7,800,323
                Refunding Bonds, Union Pacific Corporation Project, Series 1992,
                5.350%, 11/01/10
       2,095  Port of Houston Authority, Harris County, Texas, General Obligation           10/10 at 100.00         AA+    2,317,196
                Port Improvement Revenue Bonds, Series 2000A, 5.750%, 10/01/20
       2,000  Sam Rayburn Municipal Power Agency, Texas, Power Supply System                10/12 at 100.00          AA    2,229,580
                Revenue Refunding Bonds, Series 2002A, 5.750%, 10/01/21 - RAAI Insured
      11,300  San Antonio, Texas, Electric and Gas System Revenue Refunding                    No Opt. Call         AAA   12,369,771
                Bonds, New Series 1992, 5.000%, 2/01/17
      14,680  San Antonio Independent School District, Bexar County, Texas,                  8/09 at 100.00         AAA   16,270,872
                General Obligation Bonds, Series 1999, 5.800%, 8/15/29
                (Pre-refunded to 8/15/09)
       3,750  Spring Branch Independent School District, Harris County, Texas,               2/11 at 100.00         AAA    3,992,513
                Limited Tax Schoolhouse and Refunding Bonds, Series 2001, 5.125%,
                2/01/23
       5,000  Wichita Falls, Wichita County, Texas, Priority Lien Water and                  8/11 at 100.00         AAA    5,297,000
                Sewerage System Revenue Bonds, Series 2001, 5.000%, 8/01/22 -
                AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Utah - 1.6% (1.1% of Total Investments)

       5,800  Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds,             8/05 at 102.00         BB-    5,945,000
                Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries,
                Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)
       7,155  Utah Associated Municipal Power Systems, Revenue Bonds, Payson                 4/13 at 100.00         AAA    7,603,046
                Power Project, Series 2003A, 5.000%, 4/01/25 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 2.1% (1.4% of Total Investments)

       4,000  Norfolk Airport Authority, Virginia, Airport Revenue Refunding                 7/11 at 100.00         AAA    4,120,560
                Bonds, Series 2001B, 5.125%, 7/01/31 (Alternative Minimum Tax) -
                FGIC Insured
      11,040  Suffolk Redevelopment and Housing Authority, Virginia, FNMA                      No Opt. Call         Aaa   11,724,922
                Multifamily Housing Revenue Refunding Bonds, Windsor at Potomac
                Vista L.P. Project, Series 2001, 4.850%, 7/01/31 (Mandatory
                put 7/01/11)
         665  Virginia Housing Development Authority, Rental Housing Bonds, Series           5/09 at 101.00         AA+      684,225
                1999F, 5.000%, 5/01/15 (Alternative Minimum Tax)
              Virginia Resources Authority, Water System Revenue Refunding Bonds,
              Series 2002:
         500    5.000%, 4/01/18                                                              4/12 at 102.00          AA      539,930
         500    5.000%, 4/01/19                                                              4/12 at 102.00          AA      538,350
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 10.9% (7.2% of Total Investments)

       4,185  Douglas County Public Utility District 1, Washington, Revenue                  9/06 at 106.00          AA    4,741,605
                Bonds, Wells Hydroelectric, Series 1986, 8.750%, 9/01/18

       2,500  Energy Northwest, Washington, Electric Revenue Refunding Bonds,                7/12 at 100.00         AAA    2,817,600
                Columbia Generating Station, Nuclear Project 2, Series 2002C,
                5.750%, 7/01/17 - MBIA Insured

   Principal                                                                            Optional Call                         Market
Amount (000)  Description(1)                                                              Provisions*   Ratings**              Value
------------------------------------------------------------------------------------------------------------------------------------
              Washington (continued)

$      6,750  Energy Northwest, Washington, Electric Revenue Refunding Bonds,          7/12 at 100.00         AAA   $     7,372,282
                Columbia Generating Station, Nuclear Project 2, Series 2002B,
                5.350%, 7/01/18 - FSA Insured
       6,950  Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%,        8/10 at 100.00         AAA         7,488,625
                2/01/24 (Alternative Minimum Tax) - MBIA Insured
      13,400  Seattle, Washington, Municipal Light and Power Revenue Bonds,           12/10 at 100.00         Aa3        14,133,650
                Series 2000, 5.400%, 12/01/25
       9,440  Tacoma, Washington, Electric System Revenue Refunding Bonds,             1/11 at 101.00         AAA        10,563,454
                Series 2001A, 5.750%, 1/01/18 - FSA Insured
       3,525  Washington State Tobacco Settlement Authority, Tobacco Settlement        6/13 at 100.00         BBB         3,709,005
                Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26
      18,145  Washington, General Obligation Bonds, Series 2001-02A, 5.000%,           7/11 at 100.00         AAA        19,189,789
                7/01/23 - FSA Insured Washington, Motor Vehicle Fuel Tax General
                Obligation Bonds, Series 2002C:
       7,000    5.000%, 1/01/21 - FSA Insured                                          1/12 at 100.00         AAA         7,406,000
       7,960    5.000%, 1/01/22 - FSA Insured                                          1/12 at 100.00         AAA         8,421,680
       5,500  Washington State Healthcare Facilities Authority, Revenue Bonds,        11/08 at 101.00         Aaa         5,938,020
                Swedish Health Services, Series 1998, 5.500%, 11/15/14 - AMBAC
                Insured
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 1.4% (0.9% of Total Investments)

         205  Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco      6/12 at 100.00         BBB           209,590
                Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27
       7,545  La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds,        12/08 at 102.00         AAA         8,213,336
                Dairyland Power Cooperative, Series 1997A, 5.450%, 9/01/14 -
                AMBAC Insured
         535  Wisconsin Housing and Economic Development Authority, Housing            7/05 at 100.00          AA           535,933
                Revenue Bonds, Series 1992A, 6.850%, 11/01/12
       3,000  Wisconsin Health and Educational Facilities Authority, Revenue           5/14 at 100.00        BBB+         3,120,060
                Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29
------------------------------------------------------------------------------------------------------------------------------------
$  1,237,795  Total Long-Term Investments (cost $1,177,771,404) - 151.2%                                              1,274,758,463
============------------------------------------------------------------------------------------------------------------------------
              Short-Term Investments - 0.7% (0.5% of Total Investments)

       6,000  Clark County School District, Nevada, General Obligation Bonds,                                A-1+         6,000,000
                Variable Rate Demand Obligations, Series 2001A, 2.970%, 6/15/21
                - FSA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$      6,000  Total Short-Term Investments (cost $6,000,000)                                                              6,000,000
============------------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $1,183,771,404) - 151.9%                                                        1,280,758,463
              ----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.7%                                                                       14,562,909
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (53.6)%                                                         (452,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                         $   843,321,372
              ======================================================================================================================

             (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

              ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

             *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

             N/R  Investment is not rated.

            (WI)  Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

             (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Premier Municipal Income Fund, Inc. (NPF)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 1.0% (0.7% of Total Investments)

$      1,000  Montgomery BMC Special Care Facilities Financing Authority, Alabama,           11/14 at 100.00       Baa1  $ 1,007,890
                Revenue Bonds, Baptist Medical Center, Series 2004C, 5.250%, 11/15/29
       2,000  University of South Alabama, Student Tuition Revenue Bonds, Series 2004,        3/14 at 100.00        Aaa    2,125,540
                5.000%, 3/15/23 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Alaska - 0.7% (0.4% of Total Investments)

       2,000  Alaska Housing Finance Corporation, General Mortgage Revenue Bonds,             6/09 at 101.00        AAA    2,089,140
                Series 1999A, 6.000%, 6/01/49 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 5.4% (3.6% of Total Investments)

       2,000  Arizona Water Infrastructure Finance Authority, Water Quality Revenue          10/14 at 100.00        AAA    2,158,100
                Bonds, Series 2004A, 5.000%, 10/01/21
       6,000  Salt River Project Agricultural Improvement and Power District, Arizona,        1/12 at 101.00         AA    6,595,440
                Electric System Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/15
       7,500  Salt River Project Agricultural Improvement and Power District, Arizona,        1/13 at 100.00         AA    7,965,450
                Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/25
------------------------------------------------------------------------------------------------------------------------------------
              Arkansas - 0.3% (0.2% of Total Investments)

         320  Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed Securities    7/05 at 102.00        AAA      321,632
                Program Single Family Mortgage Bonds, Series 1994C, 6.600%, 7/01/17
         485  Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed Securities    7/05 at 102.00        AAA      487,779
                Program Single Family Mortgage Bonds, Series 1995B, 6.550%, 7/01/18
                (Alternative Minimum Tax)
          53  Drew County Public Facilities Board, Arkansas, FNMA Mortgage-Backed Single      8/05 at 101.00        Aaa       53,905
                Family Revenue Refunding Bonds, Series 1993A-2, 7.900%, 8/01/11
          59  Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue     9/06 at 100.00        Aaa       59,923
                Refunding Bonds, Series 1993A, 7.900%, 9/01/11
------------------------------------------------------------------------------------------------------------------------------------
              California - 16.4% (10.8% of Total Investments)

       2,000  California Health Facilities Financing Authority, Health Facility Revenue         No Opt. Call         A-    2,101,440
                Bonds, Catholic Healthcare West, Series 2004I, 4.950%, 7/01/26
                (Mandatory put 7/01/14)
       4,000  California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23              2/14 at 100.00          A    4,212,680
       5,690  California Department of Veterans Affairs, Home Purchase Revenue                6/12 at 101.00        AAA    6,061,842
                Bonds, Series 2002A, 5.300%, 12/01/21 - AMBAC Insured
       1,000  California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%,                No Opt. Call        AA-    1,124,960
                7/01/14
       1,000  Chula Vista, California, Industrial Development Revenue Bonds, San              6/14 at 102.00         A2    1,074,910
                Diego Gas and Electric Company, Series 1996A, 5.300%, 7/01/21
              Foothill/Eastern Transportation Corridor Agency, California, Toll Road
              Revenue Bonds, Series 1995A:
      28,000    0.000%, 1/01/17                                                                 No Opt. Call        AAA   17,256,400
      10,000    0.000%, 1/01/22 - FSA Insured                                                   No Opt. Call        AAA    4,754,200
       2,640  North Orange County Community College District, California, General             8/14 at 100.00        AAA    2,947,982
                Obligation Bonds, Series 2003B, 5.000%, 8/01/16 (Pre-refunded to
                8/01/14) - FGIC Insured
      10,000  San Jose Redevelopment Agency, California, Tax Allocation Bonds,                8/10 at 101.00        AAA   10,753,300
                Merged Area Redevelopment Project, Series 2002, 5.000%, 8/01/17 -
                MBIA Insured

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 2.2% (1.5% of Total Investments)

              Adams and Weld Counties School District 27J, Brighton,
              Colorado, General Obligation Bonds, Series 2004:
$      1,000    5.000%, 12/01/23 - FGIC Insured                                              12/14 at 100.00        AAA  $ 1,072,780
       1,500    5.000%, 12/01/24 - FGIC Insured                                              12/14 at 100.00        AAA    1,604,250
       1,150  Colorado Health Facilities Authority, Revenue Bonds, Parkview                   9/14 at 100.00       Baa1    1,161,719
                Medical Center, Series 2004, 5.000%, 9/01/25
       1,000  Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley             12/09 at 101.00        Aaa    1,120,650
                Healthcare Inc., Series 1999A, 5.750%, 12/01/23 (Pre-refunded to
                12/01/09) - FSA Insured
         750  Colorado Health Facilities Authority, Revenue Bonds, Vail Valley                1/15 at 100.00        BBB      772,343
                Medical Center, Series 2004, 5.000%, 1/15/17
       1,000  Jefferson County School District R1, Colorado, General Obligation              12/14 at 100.00        AAA    1,069,720
                Bonds, Series 2004, 5.000%, 12/15/24 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Connecticut - 1.1% (0.7% of Total Investments)

       2,000  Connecticut Development Authority, Pollution Control Revenue                   10/08 at 102.00       Baa1    2,128,820
                Refunding Bonds, Connecticut Light and Power Company, Series
                1993A, 5.850%, 9/01/28
       1,300  Connecticut Housing Finance Authority, Housing Mortgage Finance                 5/06 at 102.00        AAA    1,348,698
                Program Bonds, Series 1996C-2, 6.250%, 11/15/18
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 4.4% (2.9% of Total Investments)

       4,000  Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%,            10/06 at 102.00        AAA    4,207,000
                10/01/18 (Alternative Minimum Tax) - MBIA Insured
       2,500  Hillsborough County Industrial Development Authority, Florida,                 10/12 at 100.00       Baa2    2,629,750
                Pollution Control Revenue Bonds, Tampa Electric Company Project,
                Series 2002, 5.100%, 10/01/13
       1,700  Hillsborough County Industrial Development Authority, Florida, Exempt           4/10 at 101.00        N/R    1,912,653
                Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo
                Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)
       4,790  Jacksonville, Florida, Sales Tax Revenue Bonds, River City Renaissance          4/06 at 101.00        AAA    4,929,964
                Project, Series 1996, 5.125%, 10/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 4.3% (2.8% of Total Investments)

       8,000  George L. Smith II World Congress Center Authority, Atlanta, Georgia,           7/10 at 101.00        AAA    8,645,680
                Revenue Refunding Bonds, Domed Stadium Project, Series 2000, 5.500%,
                7/01/20 (Alternative Minimum Tax) - MBIA Insured
       4,105  Municipal Electric Authority of Georgia, Combustion Turbine Revenue            11/13 at 100.00        AAA    4,500,270
                Bonds, Series 2003A, 5.125%, 11/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Hawaii - 0.8% (0.5% of Total Investments)

       2,250  Hawaii Department of Budget and Finance, Special Purpose Revenue                1/09 at 101.00        AAA    2,469,150
                Bonds, Hawaiian Electric Company Inc., Series 1999D, 6.150%, 1/01/20
                (Alternative Minimum Tax) - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Idaho - 0.1% (0.0% of Total Investments)

         220  Idaho Housing and Finance Association, Single Family Mortgage Bonds,            7/06 at 102.00        Aa1      223,980
                Series 1996E, 6.350%, 7/01/14 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 18.0% (11.8% of Total Investments)

       8,670  Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago             No Opt. Call        AAA    3,524,008
                Capital Improvement Project, Series 1999, 0.000%, 1/01/24 -
                FGIC Insured
         850  Chicago Public Building Commission, Illinois, General Obligation                  No Opt. Call        AAA      987,335
                Lease Certificates, Chicago Board of Education, Series 1990B,
                7.000%, 1/01/15 - MBIA Insured
              Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995:
       8,495    5.125%, 1/01/25 (Pre-refunded to 1/01/06) - FGIC Insured                      1/06 at 102.00        AAA    8,801,670
       3,005    5.125%, 1/01/25 - FGIC Insured                                                1/06 at 102.00        AAA    3,098,185

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Illinois (continued)

$      8,500  Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001,                  No Opt. Call        AAA  $10,390,315
                5.750%, 11/01/30 - AMBAC Insured
       4,165  Illinois Housing Development Authority, Section 8 Elderly Housing               9/05 at 100.00          A    4,187,324
                Revenue Bonds, Garden House of Maywood Development, Series 1992,
                7.000%, 9/01/18
       1,500  Illinois, General Obligation Bonds, Illinois FIRST Program, Series              2/12 at 100.00        AAA    1,658,580
                2002, 5.500%, 2/01/17 - FGIC Insured
       9,300  Lake, Cook, Kane and McHenry Counties Community Unit School District              No Opt. Call        AAA   10,524,903
                220, Barrington, Illinois, School Refunding Bonds, Series 2002,
                5.250%, 12/01/18 - FSA Insured
              Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding
              Bonds, McCormick Place Expansion Project, Series 1996A:
      10,575    0.000%, 12/15/23 - MBIA Insured                                                 No Opt. Call        AAA    4,370,648
      10,775    0.000%, 12/15/24 - MBIA Insured                                                 No Opt. Call        AAA    4,206,560
       2,000  Onterie Center Housing Finance Corporation, Illinois, FHA-Insured               7/05 at 100.50        AAA    2,041,220
                Section 8 Assisted Mortgage Revenue Refunding Bonds, Onterie Center
                Project, Series 1992A, 7.050%, 7/01/27 - MBIA Insured
       1,628  Wood River Township, Madison County, Illinois, General Obligation               8/05 at 101.00        N/R    1,545,970
                Bonds, Series 1993, 6.625%, 2/01/14
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 7.1% (4.7% of Total Investments)

              Anderson School Building Corporation, Madison County, Indiana,
              First Mortgage Bonds, Series 2003:
       1,000    5.500%, 7/15/19 - FSA Insured                                                 1/14 at 100.00        AAA    1,112,620
       2,275    5.500%, 7/15/23 - FSA Insured                                                 1/14 at 100.00        AAA    2,517,788
              Crown Point Multi-School Building Corporation, Indiana, First Mortgage
              Bonds, Crown Point Community School Corporation, Series 2000:
       7,480    0.000%, 1/15/21 - MBIA Insured                                                  No Opt. Call        AAA    3,577,534
       7,980    0.000%, 1/15/22 - MBIA Insured                                                  No Opt. Call        AAA    3,612,067
       6,180    0.000%, 1/15/23 - MBIA Insured                                                  No Opt. Call        AAA    2,644,731
       2,535  Hammond Multi-School Building Corporation, Lake County, Indiana, First          7/13 at 100.00        AAA    2,671,941
                Mortgage Revenue Bonds, Series 2003A, 5.000%, 7/15/23 - FGIC Insured
       2,350  Indiana Transportation Finance Authority, Highway Revenue Bonds,                6/13 at 100.00        AAA    2,641,330
                Series 2003A, 5.250%, 6/01/18 (Pre-refunded to 6/01/13) - FSA Insured
       2,860  St. Joseph County PHM Elementary/Middle School Building Corporation,              No Opt. Call          A    3,096,865
                Indiana, First Mortgage Bonds, Series 1994, 6.300%, 1/15/09
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 0.4% (0.3% of Total Investments)

       1,310  Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue          9/05 at 103.00        AAA    1,359,387
                Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.850%, 9/01/25
------------------------------------------------------------------------------------------------------------------------------------
              Maine - 4.7% (3.1% of Total Investments)

       7,965  Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds,         No Opt. Call         A2    8,167,231
                Subordinate Series 1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)
       6,085  Maine State Housing Authority, Mortgage Purchase Bonds, Series 2004A-2,         5/13 at 100.00        AA+    6,298,279
                5.000%, 11/15/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Maryland - 0.7% (0.4% of Total Investments)

       2,000  Maryland Health and Higher Educational Facilities Authority, Revenue            8/14 at 100.00       Baa1    2,068,580
                Bonds, Medstar Health, Series 2004, 5.375%, 8/15/24
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 2.1% (1.4% of Total Investments)

       1,900  Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/20        10/13 at 100.00      AA***    2,120,856
                (Pre-refunded to 10/01/13)
       1,000  Massachusetts Development Finance Authority, Revenue Bonds, Hampshire          10/14 at 100.00        BBB    1,058,400
                College, Series 2004, 5.625%, 10/01/24
       3,000  Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series           1/14 at 100.00        AAA    3,255,180
                2004, 5.250%, 1/01/24 - FGIC Insured

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 2.1% (1.4% of Total Investments)

$      2,925  Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%,              4/13 at 100.00        AAA  $ 3,169,004
                4/01/17 - XLCA Insured
       3,025  Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit               12/12 at 100.00        AAA    3,331,191
                Metropolitan Airport, Series 2002C, 5.375%, 12/01/19 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 7.0% (4.6% of Total Investments)

       6,900  Champlin, Minnesota, GNMA Guaranteed Senior Housing Revenue Bonds,              6/12 at 105.00        Aaa    6,940,917
                Champlin Shores Senior Living Center, Series 2002A, 3.000%, 12/20/43
       4,350  Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc.,              7/14 at 100.00          A    4,452,486
                Series 2004, 4.950%, 7/01/22
       1,000  Duluth Economic Development Authority, Minnesota, Healthcare Facilities         2/14 at 100.00         A-    1,040,930
                Revenue Bonds, Benedictine Health System - St. Mary's Duluth Clinic,
                Series 2004, 5.250%, 2/15/21
       2,290  Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota,           12/13 at 100.00       BBB+    2,511,008
                Revenue Bonds, HealthPartners Inc., Series 2003, 6.000%, 12/01/20
       1,000  Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A,        10/14 at 100.00         A3    1,088,280
                5.250%, 10/01/19
              Minnesota Higher Education Facilities Authority, Revenue Bonds, University
              of St. Thomas, Series 2004-5Y:
         530    5.250%, 10/01/19                                                             10/14 at 100.00         A2      576,788
       1,500    5.250%, 10/01/34                                                             10/14 at 100.00         A2    1,597,425
       3,000  St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building       12/13 at 100.00        AA+    3,320,760
                at Cedar Street, Series 2003, 5.250%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------

              Mississippi - 0.4% (0.3% of Total Investments)
       1,275  Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,         9/14 at 100.00        N/R    1,318,669
                Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 2.7% (1.8% of Total Investments)

       2,880  Joplin Industrial Development Authority, Missouri, Health Facilities            2/15 at 102.00       BBB+    3,016,080
                Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/24
       5,000  Missouri, General Obligation Refunding Bonds, Fourth State Building,           10/12 at 100.00        AAA    5,416,700
                Series 2002A, 5.000%, 10/01/18
------------------------------------------------------------------------------------------------------------------------------------
              Nebraska - 2.3% (1.5% of Total Investments)

       1,580  Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue          No Opt. Call         A1    1,685,418
                Bonds, Nebraska Medical Center, Series 2003, 5.000%, 11/15/16
       2,580  Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977,             9/05 at 100.00      A+***    2,806,318
                6.100%, 9/01/12 (Pre-refunded 9/01/05)
       2,350  NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan                    No Opt. Call        AAA    2,439,136
                Program, Series 1993A-5B, 6.250%, 6/01/18 (Alternative Minimum
                Tax) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 4.0% (2.6% of Total Investments)

      10,900  Clark County School District, Nevada, General Obligation Bonds,                 6/12 at 100.00        AAA   12,367,140
                Series 2002C, 5.500%, 6/15/19 (Pre-refunded to 6/15/12) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              New Hampshire - 1.9% (1.2% of Total Investments)

         390  New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown                       No Opt. Call        N/R      394,337
                Northwood Academy Project, Series 1994, 7.250%, 5/01/09
       5,000  New Hampshire Housing Finance Authority, FHLMC Multifamily Housing              7/10 at 101.00        Aaa    5,307,150
                Revenue Remarketed Bonds, Countryside LP Project, Series 1994, 6.100%,
                7/01/24 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 1.6% (1.1% of Total Investments)

       3,000  New Jersey Transportation Trust Fund Authority, Transportation System           6/13 at 100.00        AAA    3,432,300
                Bonds, Series 2003C, 5.500%, 6/15/24 (Pre-refunded to 6/15/13)
       1,500  New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%,             7/13 at 100.00        AAA    1,614,660
                1/01/19 - FGIC Insured

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              New York - 14.5% (9.5% of Total Investments)

$      5,000  Metropolitan Transportation Authority, New York, Transportation Revenue        11/12 at 100.00        AAA  $ 5,396,900
                Refunding Bonds, Series 2002A, 5.125%, 11/15/21 - FGIC Insured
              New York City, New York, General Obligation Bonds, Fiscal Series 1996J:
       2,000    5.875%, 2/15/19 (Pre-refunded to 2/15/06)                                     2/06 at 101.50      A1***    2,080,480
          95    5.875%, 2/15/19                                                               2/06 at 101.50         A1       98,320
       4,265  New York City, New York, General Obligation Bonds, Fiscal Series 2003D,        10/13 at 100.00         A1    4,560,692
                5.250%, 10/15/22
       1,200  New York City, New York, General Obligation Bonds, Fiscal Series 2004B,         8/14 at 100.00         A1    1,315,488
                5.250%, 8/01/15
       4,000  New York City, New York, General Obligation Bonds, Fiscal Series 2004C,         8/14 at 100.00         A1    4,321,800
                5.250%, 8/15/20
              New York City Transitional Finance Authority, New York,
              Future Tax Secured Bonds, Fiscal Series 1998A:
       1,750    5.125%, 8/15/21 (Pre-refunded to 8/15/07)                                     8/07 at 101.00        AAA    1,855,158
         935    5.125%, 8/15/21 (Pre-refunded to 8/15/07)                                     8/07 at 101.00        AAA      991,184
       1,795    5.125%, 8/15/21                                                               8/07 at 101.00        AAA    1,880,657
       1,500  Dormitory Authority of the State of New York, State and Local Appropriation     7/14 at 100.00        AA-    1,626,510
                Lease Bonds, Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
      10,000  Dormitory Authority of the State of New York, Revenue Bonds, State              5/10 at 101.00        AAA   11,233,700
                University Educational Facilities Revenue Bonds, 1999 Resolution, Series
                2000B, 5.500%, 5/15/30 (Pre-refunded to 5/15/10) - FSA Insured
       1,010  New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage     8/05 at 100.00        AAA    1,018,918
                Revenue Bonds, Hospital and Nursing Home Projects, Series 1992B, 6.200%,
                8/15/22
       3,515  New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage     8/05 at 100.00        AAA    3,606,742
                Revenue Bonds, St. Luke's-Roosevelt Hospital Center, Series 1993A, 5.600%,
                8/15/13
       3,250  New York State Municipal Bond Bank Agency, Special School Purpose Revenue       6/13 at 100.00         A+    3,493,393
                Bonds, Series 2003C, 5.250%, 6/01/22
       1,000  New York State Urban Development Corporation, Subordinate Lien Corporate        7/14 at 100.00          A    1,070,930
                Purpose Bonds, Series 2004A, 5.125%, 1/01/22
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 4.1% (2.7% of Total Investments)

      10,300  North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding     No Opt. Call        AAA   12,540,868
                Bonds, Series 1993B, 6.000%, 1/01/22 - CAPMAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 2.7% (1.8% of Total Investments)

       2,110  Cleveland-Rock Glen Housing Assistance Corporation, Ohio, FHA-Insured           7/05 at 102.00        AAA    2,175,959
                Section 8 Mortgage Revenue Refunding Bonds, Series 1994A, 6.750%, 1/15/25
       2,000  Granville Exempt Village School District, Ohio, General Obligation Bonds,      12/11 at 100.00        Aa2    2,118,220
                Series 2001, 5.000%, 12/01/24
       4,000  Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%,     No Opt. Call       BBB+    3,942,960
                4/01/33 (Alternative Minimum Tax) (Mandatory put 4/01/14)
------------------------------------------------------------------------------------------------------------------------------------
              Oregon - 1.3% (0.9% of Total Investments)

              Oregon, General Obligation Bonds, State Board of Higher Education,
              Series 2004A:
       1,795    5.000%, 8/01/21                                                               8/14 at 100.00        AA-    1,929,015
       1,990    5.000%, 8/01/23                                                               8/14 at 100.00        AA-    2,127,449
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 0.6% (0.4% of Total Investments)

       1,715  Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue            8/05 at 100.00        AAA    1,755,611
                Refunding Bonds, Delaware Valley Medical Center, Series 1992, 7.000%,
                8/01/22
------------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 2.5% (1.7% of Total Investments)

       7,655  Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement       6/12 at 100.00        BBB    7,727,034
                Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 7.7% (5.0% of Total Investments)

$      2,500  Berkeley County School District, South Carolina, Installment Purchase          12/13 at 100.00         A-  $ 2,630,425
                Revenue Bonds, Securing Assets for Education, Series 2003, 5.250%,
                12/01/24
       4,405  Dorchester County School District 2, South Carolina, Installment Purchase      12/14 at 100.00          A    4,677,449
                Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/23
       3,340  Greenville County School District, South Carolina, Installment Purchase        12/13 at 100.00        AA-    3,605,563
                Revenue Bonds, Series 2003, 5.250%, 12/01/19
       3,620  Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds,        5/13 at 100.00        AAA    3,894,251
                Series 2003A, 5.250%, 5/01/21 - AMBAC Insured
       1,500  South Carolina JOBS Economic Development Authority, Economic Development       11/12 at 100.00         A-    1,578,105
                Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.625%,
                11/15/30
       5,500  South Carolina JOBS Economic Development Authority, Hospital Refunding and      8/13 at 100.00       BBB+    6,038,615
                Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C,
                6.375%, 8/01/34
       1,145  Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco        5/11 at 101.00        BBB    1,163,664
                Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22
------------------------------------------------------------------------------------------------------------------------------------
              South Dakota - 0.6% (0.4% of Total Investments)

       1,750  South Dakota Health and Educational Facilities Authority, Revenue Bonds,       11/14 at 100.00         A+    1,866,690
                Sioux Valley Hospital and Health System, Series 2004A, 5.500%, 11/01/31
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 0.7% (0.5% of Total Investments)

       2,060  Johnson City Health and Educational Facilities Board, Tennessee, Hospital       7/23 at 100.00        AAA    2,189,698
                Revenue Refunding and Improvement Bonds, Johnson City Medical Center,
                Series 1998C, 5.125%, 7/01/25 (Pre-refunded to 7/01/23) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 6.3% (4.1% of Total Investments)

       1,075  Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy     10/13 at 101.00        BBB    1,180,887
                Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum
                Tax) (a)
       3,000  Houston, Texas, First Lien Combined Utility System Revenue Bonds,               5/14 at 100.00        AAA    3,223,950
                Series 2004A, 5.250%, 5/15/25 - MBIA Insured
       2,265  Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds,        5/13 at 100.00        AAA    2,453,380
                Transmission Services Corporation, Series 2003C, 5.250%, 5/15/25 - AMBAC
                Insured
       2,000  Mansfield Independent School District, Tarrant County, Texas, General           2/11 at 100.00        AAA    2,114,560
                Obligation Bonds, Series 2001, 5.375%, 2/15/26
       3,735  Texas General Services Commission, Certificates of Participation, Series        9/05 at 100.00          A    3,792,631
                1992, 7.500%, 9/01/22
              Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
       3,525    5.250%, 2/15/18 - AMBAC Insured                                               8/13 at 100.00        AAA    3,871,578
       2,250    5.250%, 2/15/19 - AMBAC Insured                                               8/13 at 100.00        AAA    2,468,363
         135  Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage          No Opt. Call        Aaa      136,926
                Revenue Refunding Bonds, Series 1995, 8.125%, 1/01/11
------------------------------------------------------------------------------------------------------------------------------------
              Utah - 0.4% (0.2% of Total Investments)

         665  Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D,           7/11 at 100.00        Aa2      687,231
                5.500%, 1/01/21 (Alternative Minimum Tax)
          70  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C,        1/07 at 102.00         AA       70,325
                6.450%, 7/01/14 (Alternative Minimum Tax)
         380  Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F,        7/07 at 101.50         AA      392,635
                5.750%, 7/01/15 (Alternative Minimum Tax)

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                               Optional Call                      Market
Amount (000)  Description(1)                                                                 Provisions*  Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 11.2% (7.4% of Total Investments)

$      2,500  Energy Northwest, Washington, Electric Revenue Refunding Bonds,             7/12 at 100.00        AAA   $   2,817,600
                Columbia Generating Station, Nuclear Project 2, Series 2002C,
                5.750%, 7/01/17 - MBIA Insured
       7,000  Energy Northwest, Washington, Electric Revenue Refunding Bonds,             7/13 at 100.00        Aaa       7,763,980
                Nuclear Project 1, Series 2003A, 5.500%, 7/01/16
       6,160  King County Public Hospital District 2, Washington, Limited Tax             6/11 at 101.00        AAA       6,572,474
                General Obligation Bonds, Evergreen Hospital Medical Center,
                Series 2001A, 5.250%, 12/01/24 - AMBAC Insured
       5,000  Seattle, Washington, Municipal Light and Power Revenue Refunding            3/11 at 100.00        AAA       5,529,850
                and Improvement Bonds, Series 2001, 5.500%, 3/01/12 - FSA Insured
       1,000  Skagit County Public Hospital District 1, Washington, Revenue Bonds,          No Opt. Call       Baa3       1,073,050
                Skagit Valley Hospital, Series 2003, 6.000%, 12/01/23
       9,750  Washington, General Obligation Refunding Bonds, Series 1992A and              No Opt. Call        Aa1      10,859,745
                1992AT-6, 6.250%, 2/01/11
------------------------------------------------------------------------------------------------------------------------------------
              West Virginia - 2.7% (1.8% of Total Investments)

       3,150  West Virginia Water Development Authority, Loan Program II Revenue         11/13 at 101.00        AAA       3,470,292
                Bonds, Series 2003B, 5.250%, 11/01/23 - AMBAC Insured
       2,400  West Virginia University, Unlimited Student Fees General Revenue           10/14 at 100.00        AAA       2,548,440
                Bonds, West Virginia University Project, Series 2004C, 5.000%,
                10/01/25 - FGIC Insured
       2,000  West Virginia Water Development Authority, Infrastructure Revenue          10/13 at 101.00        AAA       2,259,760
                Bonds, Series 2003A, 5.500%, 10/01/23 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 5.0% (3.3% of Total Investments)

         455  Wisconsin Housing and Economic Development Authority, Housing Revenue       7/05 at 100.00         AA         455,795
                Bonds, Series 1992A, 6.850%, 11/01/12
       5,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       2/10 at 101.00         AA       5,556,300
                Marshfield Clinic, Series 1999, 6.250%, 2/15/18 - RAAI Insured
       5,670  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       7/11 at 100.00         A-       5,958,260
                Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/30
       2,350  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,      10/11 at 101.00        AA-       2,444,610
                Froedtert and Community Health Obligated Group, Series 2001, 5.375%,
                10/01/30
       1,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,       5/14 at 100.00       BBB+       1,046,630
                Fort Healthcare Inc., Series 2004, 5.375%, 5/01/18
------------------------------------------------------------------------------------------------------------------------------------
$    482,605  Total Long-Term Investments (cost $434,694,984) - 152.0%                                                  467,577,844
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.6%                                                                        5,139,346
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (53.6)%                                                         (165,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                           $ 307,717,190
              ======================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            N/R   Investment is not rated.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Municipal High Income Opportunity Fund (NMZ)

Portfolio of
      Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Alabama - 2.3% (1.6% of Total Investments)

$      2,000  Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital           4/06 at 102.00        BBB-  $ 2,063,180
                Revenue Bonds, Thomas Hospital, Series 1996, 6.750%, 4/01/15
       6,200  Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital           4/08 at 102.00        BBB-    6,178,982
                Revenue Bonds, Thomas Hospital, Series 1998, 5.750%, 4/01/27
------------------------------------------------------------------------------------------------------------------------------------
              Arizona - 4.6% (3.2% of Total Investments)

         594  Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,      7/10 at 102.00         N/R      657,445
                Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25
       6,720  Maricopa County Industrial Development Authority, Arizona, Senior Living       1/11 at 103.00         BBB    6,736,733
                Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A,
                6.625%, 1/01/34 (Alternative Minimum Tax)
              Phoenix Industrial Development Authority, Arizona, Educational Revenue
              Bonds, Keystone Montessori School, Series 2004A:
         350    6.375%, 11/01/13                                                            11/11 at 103.00         N/R      353,196
         790    7.250%, 11/01/23                                                            11/11 at 103.00         N/R      799,828
       1,715    7.500%, 11/01/33                                                            11/11 at 103.00         N/R    1,736,060
         550  Pima County Industrial Development Authority, Arizona, Charter School         12/14 at 100.00        BBB-      559,955
                Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%,
                12/15/34
       1,645  Pima County Industrial Development Authority, Arizona, Charter School          7/14 at 100.00         N/R    1,677,916
                Revenue Bonds, Heritage Elementary School, Series 2004, 7.500%, 7/01/34
              Pima County Industrial Development Authority, Arizona, Charter School
              Revenue Bonds, Pointe Educational Services Charter School, Series 2004:
         500    6.250%, 7/01/14                                                                No Opt. Call         N/R      505,505
       1,000    7.125%, 7/01/24                                                              7/14 at 100.00         N/R    1,010,570
       1,150  Pinal County Industrial Development Authority, Arizona, Correctional          10/12 at 100.00           A    1,195,046
                Facilities Contract Revenue Bonds, Florence West Prison LLC, Series
                2002A, 5.250%, 10/01/22 - ACA Insured
       1,000  Tucson Industrial Development Authority, Arizona, Charter School Revenue       9/14 at 100.00        BBB-    1,012,460
                Bonds, Arizona Agribusiness and Equine Center Charter School, Series
                2004A, 5.850%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
              California - 19.0% (13.4% of Total Investments)

       8,000  Alameda Public Finance Authority, California, Revenue Bond Anticipation          No Opt. Call         N/R    8,083,360
                Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09
         500  California Health Facilities Financing Authority, Health Facility Revenue        No Opt. Call          A-      525,360
                Bonds, Catholic Healthcare West, Series 2004I, 4.950%, 7/01/26
                (Mandatory put 7/01/14)
       1,100  California Health Facilities Financing Authority, Hospital Revenue Bonds,      5/05 at 100.00         BB+    1,081,872
                Downey Community Hospital, Series 1993, 5.750%, 5/15/15
       3,360  California, General Obligation Bonds, Series 2003, 5.000%, 11/01/21           11/13 at 100.00           A    3,559,214
              California State Public Works Board, Lease Revenue Bonds, Department of
              General Services, Series 2003D:
       1,090    5.000%, 6/01/21                                                             12/13 at 100.00          A-    1,150,277
       1,170    5.100%, 6/01/23                                                             12/13 at 100.00          A-    1,237,181
       3,000  California State Public Works Board, Lease Revenue Bonds, Department of        6/14 at 100.00          A-    3,173,850
                Mental Health, Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
       1,025  California Statewide Community Development Authority, Subordinate              1/14 at 100.00         N/R    1,083,702
                Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series
                2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)
       3,800  California Statewide Community Development Authority, Senior Lien             10/15 at 103.00         N/R    4,202,116
                Revenue Bonds, East Valley Tourist Authority, Series 2003B, 9.250%,
                10/01/20 (a)

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              California (continued)

$      2,925  California Statewide Community Development Authority, Revenue Bonds,           3/14 at 102.00         N/R  $ 2,971,859
                Epidaurus Project, Series 2004A, 7.750%, 3/01/34
       1,000  Golden State Tobacco Securitization Corporation, California, Tobacco           6/13 at 100.00         BBB    1,161,670
                Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%,
                6/01/42
       5,500  Golden State Tobacco Securitization Corporation, California, Tobacco           6/13 at 100.00         BBB    5,842,320
                Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39
       4,975  Golden State Tobacco Securitization Corporation, California, Enhanced          6/13 at 100.00          A-    5,405,188
                Tobacco Settlement Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33
              Huntington Beach, California, Special Tax Bonds, Community Facilities
              District 2003-1, Huntington Center, Series 2004:
         500    5.800%, 9/01/23                                                              9/14 at 100.00         N/R      513,925
       1,000    5.850%, 9/01/33                                                              9/14 at 100.00         N/R    1,027,780
       2,500  Independent Cities Lease Finance Authority, California, Revenue Bonds,         5/14 at 100.00         N/R    2,672,150
                El Granada Mobile Home Park, Series 2004A, 6.450%, 5/15/44
       1,015  Independent Cities Lease Finance Authority, California, Subordinate            5/14 at 100.00         N/R    1,052,565
                Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B,
                6.500%, 5/15/44
       1,200  Lake Elsinore, California, Special Tax Bonds, Community Facilities             9/13 at 102.00         N/R    1,255,056
                District 2003-2 Improvement Area A, Canyon Hills, Series 2004A,
                5.950%, 9/01/34
       3,400  Lee Lake Water District, Riverside County, California, Special Tax Bonds,      9/13 at 102.00         N/R    3,515,056
                Community Facilities District 3, Series 2004, 5.950%, 9/01/34
         300  Los Angeles Regional Airports Improvement Corporation, California,            12/12 at 102.00          B-      314,526
                Sublease Revenue Bonds, Los Angeles International Airport, American
                Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24
                (Alternative Minimum Tax)
       2,950  Los Angeles Regional Airports Improvement Corporation, California,            12/12 at 102.00          B-    3,092,839
                Sublease Revenue Bonds, Los Angeles International Airport, American
                Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24
                (Alternative Minimum Tax)
              Moreno Valley Unified School District, Riverside County, California,
              Special Tax Bonds, Community Facilities District, Series 2004:
         800    5.550%, 9/01/29                                                              9/05 at 102.00         N/R      809,528
       1,250    5.650%, 9/01/34                                                              9/05 at 102.00         N/R    1,266,638
       1,555  Murrieta Valley Unified School District, Riverside County, California,         9/11 at 100.00         N/R    1,551,439
                Special Tax Bonds, Community Facilities District 2000-1, Series 2004B,
                5.300%, 9/01/34
       1,000  Oceanside, California, Special Tax Revenue Bonds, Community Facilities         3/14 at 100.00         N/R    1,033,850
                District - Morro Hills, Series 2004, 5.750%, 9/01/28
              Orange County, California, Special Tax Bonds, Community Facilities
              District 03-1 of Ladera Ranch, Series 2004A:
         500    5.500%, 8/15/23                                                              8/12 at 101.00         N/R      516,250
       1,625    5.600%, 8/15/28                                                              8/12 at 101.00         N/R    1,677,601
       1,000    5.625%, 8/15/34                                                              8/12 at 101.00         N/R    1,034,040
       2,250  San Diego County, California, Certificates of Participation,                   9/12 at 100.00        BBB-    2,283,030
                Developmental Services Foundation, Series 2002, 5.500%, 9/01/27
       3,895  West Patterson Financing Authority, California, Special Tax Bonds,             9/13 at 103.00         N/R    4,015,083
                Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39
------------------------------------------------------------------------------------------------------------------------------------
              Colorado - 9.6% (6.8% of Total Investments)

         925  Bradburn Metropolitan District 3, Colorado, General Obligation Bonds,         12/13 at 101.00         N/R      994,523
                Series 2003, 7.500%, 12/01/33
       5,600  Buffalo Ridge Metropolitan District, Colorado, Limited Obligation             12/13 at 101.00         N/R    6,020,896
                Assessment Bonds, Series 2003, 7.500%, 12/01/33
         925  Colorado Educational and Cultural Facilities Authority, Charter School         7/08 at 100.00      N/R***    1,000,924
                Revenue Bonds, Compass Montessori Elementary Charter School, Series
                2000, 7.750%, 7/15/31 (Pre-refunded to 7/15/08)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Colorado (continued)

$        650  Colorado Educational and Cultural Facilities Authority, Charter                9/11 at 100.00         Ba1  $   681,090
                School Revenue Bonds, Bromley East Charter School, Series 2000A,
                7.250%, 9/15/30
         400  Colorado Educational and Cultural Facilities Authority, Charter               12/10 at 101.00         BBB      435,496
                School Revenue Bonds, Academy Charter School- Douglas County
                School District Re. 1, Series 2000, 6.875%, 12/15/20
       1,450  Colorado Educational and Cultural Facilities Authority, Charter                6/11 at 100.00         Ba1    1,503,853
                School Revenue Bonds, Weld County School District 6 - Frontier
                Academy, Series 2001, 7.250%, 6/01/20
       1,809  Colorado Educational and Cultural Facilities Authority, Charter                2/12 at 100.00         N/R    1,885,394
                School Revenue Bonds, Jefferson County School District R-1 -
                Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32
       3,500  Colorado Educational and Cultural Facilities Authority, Charter                5/14 at 101.00         N/R    3,641,575
                School Revenue Bonds, Denver Arts and Technology Academy, Series
                2003, 8.000%, 5/01/34
              Colorado Educational and Cultural Facilities Authority, Charter
              School Revenue Bonds, Excel Academy Charter School, Series 2003:
         500    7.300%, 12/01/23                                                            12/13 at 100.00         N/R      527,820
         875    7.500%, 12/01/33                                                            12/13 at 100.00         N/R      929,163
       1,500  Colorado Educational and Cultural Facilities Authority, Independent            6/14 at 100.00         N/R    1,664,640
                School Improvement Revenue Bonds, Heritage Christian School of
                Northern Colorado, Series 2004A, 7.500%, 6/01/34
       2,000  Colorado Educational and Cultural Facilities Authority, Revenue                6/14 at 100.00         N/R    2,123,920
                Bonds, Colorado Lutheran High School Association, Series 2004A,
                7.500%, 6/01/24
       1,000  Colorado Housing and Finance Authority, Multifamily Project Bonds,            10/12 at 100.00          AA    1,028,920
                Class II Series 2002C-6, 5.300%, 10/01/42
       4,300  Denver Health and Hospitals Authority, Colorado, Revenue Bonds,               12/14 at 100.00         BBB    4,649,074
                Series 2004A, 6.250%, 12/01/33
       1,000  Denver, Colorado, FHA-Insured Multifamily Housing Mortgage Loan                7/08 at 102.00         AAA    1,028,510
                Revenue Bonds, Garden Court Community Project, Series 1998,
                5.400%, 7/01/39
         800  Eagle County Air Terminal Corporation, Colorado, Airport Terminal              5/06 at 101.00         N/R      822,936
                Revenue Bonds, Series 1996, 7.500%, 5/01/21 (Alternative Minimum
                Tax)
       1,250  Mesa County, Colorado, Residential Care Facilities Mortgage                   12/11 at 101.00          AA    1,325,325
                Revenue Bonds, Hilltop Community Resources Inc. Obligated Group,
                Series 2001A, 5.250%, 12/01/21 - RAAI Insured
       2,000  Park Creek Metropolitan District, Colorado, Limited Tax Obligation               No Opt. Call         N/R    2,103,320
                Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put
                12/01/13)
              Tallyn's Reach Metropolitan District 2, Aurora, Colorado, Limited
              Tax General Obligation Bonds, Series 2004:
         250    6.000%, 12/01/18                                                            12/13 at 100.00         N/R      251,400
         315    6.375%, 12/01/23                                                            12/13 at 100.00         N/R      320,179
              Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited
              Tax General Obligation Bonds, Series 2004:
         500    6.625%, 12/01/23                                                            12/13 at 100.00         N/R      516,470
         500    6.750%, 12/01/33                                                            12/13 at 100.00         N/R      510,230
------------------------------------------------------------------------------------------------------------------------------------
              Connecticut - 0.3% (0.3% of Total Investments)

       1,025  Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue           7/05 at 100.00         BBB    1,031,048
                Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20
                (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Florida - 10.7% (7.5% of Total Investments)

       4,480  Bartram Springs Community Development District, Duval County,                  5/13 at 102.00         N/R    4,739,840
                Florida, Special Assessment Bonds, Series 2003A, 6.650%, 5/01/34
         700  Broward County, Florida, Airport Facility Revenue Bonds, Learjet              11/14 at 101.00        BBB-      795,144
                Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)
       3,000  Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe                  10/12 at 102.00         N/R    3,393,180
                Convention Center, Series 2002A, 10.000%, 10/01/33 (a)
       1,190  Century Gardens Community Development District, Miami-Dade County,             5/14 at 101.00         N/R    1,194,010
                Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%,
                5/01/34

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Florida (continued)

              Islands at Doral Northeast Community Development District, Miami-Dade
              County, Florida, Special Assessment Bonds, Series 2004:
$        485    6.125%, 5/01/24                                                              5/14 at 101.00         N/R  $   510,181
         450    6.250%, 5/01/34                                                              5/14 at 101.00         N/R      471,294
       6,880  Lee County Industrial Development Authority, Florida, Multifamily                No Opt. Call          B2    6,567,510
                Housing Revenue Bonds, Legacy at Lehigh Project, Senior Series
                2003A, 6.000%, 12/01/43
         640  Lexington Community Development District, Florida, Special Assessment          5/14 at 101.00         N/R      656,838
                Revenue Bonds, Series 2004, 6.125%, 5/01/34
       4,000  MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through          11/07 at 100.00         N/R    4,017,400
                Certificates, Class A, Series 2003I, 8.000%, 11/01/13
       3,370  Meadowwoods Community Development District, Pasco County, Florida,             5/14 at 101.00         N/R    3,431,974
                Special Assessment Revenue Bonds, Series 2004A, 6.050%, 5/01/35
       1,000  Orlando Utilities Commission, Florida, Subordinate Lien Water and                No Opt. Call      Aa1***    1,240,740
                Electric Revenue Bonds, Series 1989D, 6.750%, 10/01/17
       4,000  Palm Beach County Housing Finance Authority, Florida, Multifamily              7/09 at 103.00         N/R    4,009,800
                Housing Revenue Bonds, Lake Delray Apartments, Series 1999A, 6.400%,
                1/01/31 (Alternative Minimum Tax)
       1,700  South-Dade Venture Community Development District, Florida, Special            5/14 at 101.00         N/R    1,751,238
                Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34
              Stonegate Community Development District, Florida, Special Assessment
              Revenue Bonds, Series 2004:
         485    6.000%, 5/01/24                                                              5/14 at 101.00         N/R      496,165
         500    6.125%, 5/01/34                                                              5/14 at 101.00         N/R      511,440
              Westchester Community Development District 1, Florida, Special
              Assessment Bonds, Series 2003:
         150    6.000%, 5/01/23                                                              5/13 at 101.00         N/R      156,405
       3,750    6.125%, 5/01/35                                                              5/13 at 101.00         N/R    3,902,550
------------------------------------------------------------------------------------------------------------------------------------
              Georgia - 0.8% (0.6% of Total Investments)

       1,975  Fulton County Residential Care Facilities Authority, Georgia, Revenue         12/13 at 102.00         N/R    2,018,509
                Bonds, St. Anne's Terrace, Series 2003, 7.625%, 12/01/33
         900  Fulton County Residential Care Facilities Authority, Georgia, Revenue          2/09 at 100.00         N/R      894,357
                Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34
------------------------------------------------------------------------------------------------------------------------------------
              Illinois - 10.2% (7.2% of Total Investments)

       2,000  Chicago, Illinois, Certificates of Participation Tax Increment Revenue        12/08 at 100.00         N/R    2,093,500
                Notes, Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%,
                2/15/13
       1,400  Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians       11/08 at 102.00         BB+    1,256,640
                Group Ltd., Series 1998, 5.500%, 11/15/19
         795  Illinois Health Facilities Authority, Revenue Bonds, Victory Health            8/07 at 101.00        Baa2      759,479
                Services, Series 1997A, 5.750%, 8/15/27
       8,725  Illinois Health Facilities Authority, Revenue Bonds, Lake Forest               7/12 at 100.00          A-    9,179,049
                Hospital, Series 2002A, 5.750%, 7/01/29
              Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue
              Refunding Bonds, Sinai Health System, Series 2003:
       5,000    5.000%, 8/15/24                                                              8/13 at 100.00         AAA    5,165,900
      10,000    5.100%, 8/15/33                                                              8/13 at 100.00         AAA   10,291,500
       5,000    5.150%, 2/15/37                                                              8/13 at 100.00         AAA    5,153,400
         305  Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor         7/05 at 100.00         BB+      305,092
                Community Hospital, Series 1991, 7.375%, 1/01/23
       2,065  Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood            3/14 at 102.00         N/R    2,108,076
                Springs Project, Series 2004A, 6.200%, 3/01/34

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Indiana - 3.3% (2.3% of Total Investments)

$      6,360  Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds,           7/12 at 103.00         N/R  $ 6,417,940
                Series 2004A, 6.650%, 1/15/24
              Indiana Health Facility Financing Authority, Hospital Revenue Bonds,
              Community Foundation of Northwest Indiana, Series 2004A:
         500  6.250%, 3/01/25                                                                3/14 at 101.00        BBB-      543,035
       2,500  6.000%, 3/01/34                                                                3/14 at 101.00        BBB-    2,642,300

       1,935  Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue            11/10 at 102.00         N/R    2,056,653
                Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18
                (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Kentucky - 0.7% (0.5% of Total Investments)

       2,875  Kenton County Airport Board, Kentucky, Special Facilities Revenue                No Opt. Call          Ca    2,508,035
                Bonds, Delta Air Lines Project, Series 1992A, 7.500%, 2/01/20
                (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Louisiana - 6.7% (4.7% of Total Investments)

       2,730  Carter Plantation Community Development District, Livingston Parish,          11/05 at 100.00         N/R    2,684,709
                Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16
       8,500  Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone                   No Opt. Call           B   10,236,720
                Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative
                Minimum Tax)
       2,630  Lafourche Parish Housing Authority, Louisiana, GNMA Collateralized             1/11 at 105.00         AAA    2,952,333
                Mortgage Loan Multifamily Mortgage Revenue Bonds, City Place II
                Apartments, Series 2001, 6.700%, 1/20/40
              Ouachita Parish Industrial Development Authority, Louisiana, Solid
              Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
         865    8.250%, 3/01/19 (Alternative Minimum Tax)                                    3/10 at 102.00         N/R      899,332
         805    8.500%, 3/01/24 (Alternative Minimum Tax)                                    3/10 at 102.00         N/R      835,035
       5,125  St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds,                 No Opt. Call         N/R    5,133,969
                Freeport McMoran Project, Series 1992, 7.700%, 10/01/22
                (Alternative Minimum Tax)
       1,000  Tobacco Settlement Financing Corporation, Louisiana, Tobacco                   5/11 at 101.00         BBB      995,590
                Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------
              Maine - 0.9% (0.6% of Total Investments)

       3,155  Portland Housing Development Corporation, Maine, Senior Living                 2/14 at 102.00        Baa2    3,148,217
                Section 8 Assisted Revenue Bonds, Avesta Housing Development
                Corporation, Series 2004A, 6.000%, 2/01/34
------------------------------------------------------------------------------------------------------------------------------------
              Maryland - 3.4% (2.4% of Total Investments)

       2,000  Maryland Energy Financing Administration, Revenue Bonds, AES                   9/05 at 102.00         N/R    2,044,340
                Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative
                Minimum Tax)
       3,800  Maryland Health and Higher Educational Facilities Authority,                   8/14 at 100.00        Baa1    3,918,180
                Revenue Bonds, Medstar Health, Series 2004, 5.500%, 8/15/33
       7,435  Prince George's County, Maryland, Revenue Refunding and Project                7/05 at 101.00          B3    6,249,266
                Bonds, Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------------
              Massachusetts - 1.4% (1.0% of Total Investments)

       1,350  Massachusetts Health and Educational Facilities Authority, Revenue             7/14 at 100.00          BB    1,358,964
                Bonds, Northern Berkshire Community Services Inc., Series 2004B,
                6.375%, 7/01/34
       3,480  Massachusetts Housing Finance Agency, Rental Housing Mortgage                  7/10 at 100.00         AAA    3,732,648
                Revenue Bonds, Series 2000H, 6.650%, 7/01/41 (Alternative
                Minimum Tax) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
              Michigan - 4.6% (3.3% of Total Investments)

       1,315  Countryside Charter School, Berrien County, Michigan, Charter                  4/09 at 100.00         N/R    1,269,856
                School Revenue Bonds, Series 1999, 7.000%, 4/01/29
         915  Countryside Charter School, Berrien County, Michigan, Charter                  4/09 at 100.00         N/R      936,237
                School Revenue Bonds, Series 2000, 8.000%, 4/01/29
       1,450  Detroit Local Development Finance Authority, Michigan, Tax Increment           5/09 at 101.00         BB-    1,363,290
                Bonds, Series 1998A, 5.500%, 5/01/21

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Michigan (continued)

$      3,500  Michigan State Hospital Finance Authority, Hospital Revenue Refunding          8/05 at 101.00         Ba3  $ 3,230,220
                Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%,
                8/15/23
       2,775  Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of            6/10 at 102.00         N/R    2,933,342
                Participation, Series 2000, 8.250%, 6/01/30
              Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding
              Bonds, NOMC Obligated Group, Series 1993:
       1,000    6.000%, 8/01/13                                                              8/05 at 100.00          BB      999,700
       1,500    6.000%, 8/01/18                                                              8/05 at 100.00          BB    1,449,345
       1,800    6.000%, 8/01/23                                                              8/05 at 100.00          BB    1,689,786
       2,500  Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds,          7/14 at 100.00           A    2,577,325
                Covenant Medical Center, Series 2004G, 5.125%, 7/01/22
------------------------------------------------------------------------------------------------------------------------------------
              Minnesota - 2.6% (1.9% of Total Investments)

              Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton
              Community Housing Project, Series 2000:
         100    7.200%, 7/01/14                                                              7/10 at 100.00         N/R      102,492
         100    7.300%, 7/01/15                                                              7/10 at 100.00         N/R      102,485
       1,325  Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds,           6/14 at 102.00         N/R    1,347,114
                PACT Charter School, Series 2004A, 6.750%, 12/01/33
       5,000  St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health                 7/14 at 100.00          A-    5,183,800
                Services, Series 2003B, 5.250%, 7/01/30
       1,100  St. Paul Housing and Redevelopment Authority, Minnesota, Charter               6/14 at 102.00         N/R    1,118,359
                School Revenue Bonds, HOPE Community Academy Charter School,
                Series 2004A, 6.750%, 12/01/33
       1,430  St. Paul Housing and Redevelopment Authority, Minnesota, Charter               6/14 at 102.00         N/R    1,460,859
                School Revenue Bonds, Higher Ground Academy Charter School, Series
                2004A, 6.625%, 12/01/23
------------------------------------------------------------------------------------------------------------------------------------
              Mississippi - 0.3% (0.3% of Total Investments)

       1,000  Mississippi Home Corporation, Multifamily Housing Revenue Bonds,              11/19 at 101.00         N/R    1,015,450
                Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34
------------------------------------------------------------------------------------------------------------------------------------
              Missouri - 1.4% (1.0% of Total Investments)

       2,380  Kansas City Industrial Development Authority, Missouri, Multifamily            2/14 at 102.00         N/R    2,412,915
                Housing Revenue Bonds, Pickwick Apartments Project, Series 2004,
                8.000%, 2/01/34 (Alternative Minimum Tax)
       2,500  St. Louis County Industrial Development Authority, Missouri, Revenue           6/05 at 100.00         N/R    2,552,500
                Bonds, Kiel Center Multipurpose Arena, Series 1992, 7.875%, 12/01/24
                (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Montana - 2.1% (1.5% of Total Investments)

       5,200  Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater        7/10 at 101.00         Ba3    5,477,680
                Mining Company Project, Series 2000, 8.000%, 7/01/20 (Alternative
                Minimum Tax)
       2,000  Montana Board of Investment, Resource Recovery Revenue Bonds,                    No Opt. Call         N/R    1,953,960
                Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative
                Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Nevada - 1.8% (1.2% of Total Investments)

       1,500  Clark County, Nevada, Local Improvement Bonds, Mountain's Edge Special         8/05 at 103.00         N/R    1,546,680
                Improvement District 142, Series 2003, 6.375%, 8/01/23
       3,670  Clark County, Nevada, Industrial Development Revenue Bonds, Nevada               No Opt. Call          B-    3,600,857
                Power Company Project, Series 1995C, 5.500%, 10/01/30

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Nevada (continued)

$        500  Clark County, Nevada, Industrial Development Revenue Bonds, Nevada               No Opt. Call          B-  $   496,765
                Power Company, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
         550  Director of Nevada State Department of Business and Industry,                  1/10 at 102.00         N/R      575,559
                Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000,
                7.375%, 1/01/40
------------------------------------------------------------------------------------------------------------------------------------
              New Jersey - 3.7% (2.6% of Total Investments)

       1,510  New Jersey Economic Development Authority, Special Facilities Revenue          9/09 at 101.00           B    1,225,576
                Bonds, Continental Airlines Inc., Series 1999, 6.250%, 9/15/29
                (Alternative Minimum Tax)
         500  New Jersey Health Care Facilities Financing Authority, Revenue Bonds,          7/10 at 101.00        BBB-      561,995
                Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30
              Tobacco Settlement Financing Corporation, New Jersey, Tobacco
              Settlement Asset-Backed Bonds, Series 2003:
       7,825    6.750%, 6/01/39                                                              6/13 at 100.00         BBB    8,286,127
       2,760    7.000%, 6/01/41                                                              6/13 at 100.00         BBB    2,985,106
------------------------------------------------------------------------------------------------------------------------------------
              New Mexico - 1.3% (0.9% of Total Investments)

       4,500  Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series                     9/13 at 101.00         N/R    4,706,460
                2002A, 5.000%, 9/01/18
------------------------------------------------------------------------------------------------------------------------------------
              New York - 3.3% (2.3% of Total Investments)

       1,700  New York City Industrial Development Agency, New York, Special                 8/06 at 100.00         CCC    1,240,116
                Facilities Revenue Bonds, American Airlines Inc., Series 1994,
                6.900%, 8/01/24 (Alternative Minimum Tax)
         750  New York City Industrial Development Agency, New York, Special                   No Opt. Call         CCC      691,133
                Facilities Revenue Bonds, JFK Airport - American Airlines Inc.,
                Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)
              New York State Tobacco Settlement Financing Corporation, Tobacco
              Settlement Asset-Backed and State Contingency Contract-Backed Bonds,
              Series 2003B-1C:
       4,000    5.500%, 6/01/21                                                              6/13 at 100.00         AA-    4,395,080
       5,000    5.500%, 6/01/22                                                              6/13 at 100.00         AA-    5,461,400
------------------------------------------------------------------------------------------------------------------------------------
              North Carolina - 1.6% (1.1% of Total Investments)

       5,500  North Carolina Capital Facilities Financing Agency, Solid Waste                7/12 at 106.00         N/R    5,552,965
                Facilities Revenue Bonds, Liberty Tire Services of North Carolina
                LLC, Series 2004A, 6.750%, 7/01/29
------------------------------------------------------------------------------------------------------------------------------------
              Ohio - 4.0% (2.8% of Total Investments)

              Belmont County, Ohio, Revenue Bonds, Ohio Valley Health
              Services and Education Corporation, Series 1998:
         500    5.700%, 1/01/13                                                              1/08 at 102.00           B      467,770
         400    5.800%, 1/01/18                                                              1/08 at 102.00           B      359,436
       3,375  Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund Program              5/14 at 102.00         N/R    3,408,750
                Development Revenue Bonds, Garfield Heights Project, Series 2004D,
                5.250%, 5/15/23
       7,800  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds,          9/08 at 102.00         N/R    7,849,608
                Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
         800  Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc.,    3/14 at 101.00          A+      813,832
                Series 2004A, 4.800%, 3/01/22
       1,275  Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors           No Opt. Call        Baa3    1,342,295
                Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Oklahoma - 4.3% (3.1% of Total Investments)

              Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest
              Healthcare System, Series 1999A:
       1,200    5.750%, 8/15/15 (Pre-refunded to 8/15/09)                                    8/09 at 101.00         AAA    1,328,712
      11,680    5.625%, 8/15/29 (Pre-refunded to 8/15/09)                                    8/09 at 101.00         AAA   12,874,747
       1,335  Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines      6/05 at 102.00          B-    1,135,377
                Inc., Series 1995, 6.250%, 6/01/20

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Pennsylvania - 4.3% (3.1% of Total Investments)

              Allegheny County Hospital Development Authority, Pennsylvania, Revenue
              Bonds, West Penn Allegheny Health System, Series 2000B:
$        695    9.250%, 11/15/22                                                            11/10 at 102.00          B1  $   821,393
       6,455    9.250%, 11/15/30                                                            11/10 at 102.00          B1    7,628,906
         190  Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes              No Opt. Call          B1      180,614
                Health System, Series 1992, 7.000%, 10/01/13
         300  Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes           10/05 at 102.00          B1      277,698
                Health System, Series 1995, 6.250%, 10/01/15
         240  New Morgan Industrial Development Authority, Pennsylvania, Solid Waste        10/05 at 101.00         BB-      240,007
                Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994,
                6.500%, 4/01/19 (Alternative Minimum Tax)
         600  Pennsylvania Economic Development Financing Authority, Exempt Facilities      12/09 at 103.00          B+      647,106
                Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36
                (Alternative Minimum Tax)
         400  Pennsylvania Economic Development Financing Authority, Exempt Facilities      12/09 at 103.00          B+      431,404
                Revenue Bonds, Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36
                (Alternative Minimum Tax)
         580  Pennsylvania Economic Development Financing Authority, Revenue Bonds,          6/08 at 100.00         BB+      567,269
                Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/09
       4,000  Pennsylvania Economic Development Financing Authority, Revenue Bonds,          6/12 at 102.00           A    4,327,600
                Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23
                (Alternative Minimum Tax) - ACA Insured
         230  Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,             No Opt. Call          B1      225,752
                Allegheny General Hospital, Series 1991A, 7.250%, 9/01/17
------------------------------------------------------------------------------------------------------------------------------------
              Rhode Island - 0.9% (0.6% of Total Investments)

       3,000  Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement      6/12 at 100.00         BBB    3,024,510
                Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------
              South Carolina - 2.0% (1.4% of Total Investments)

       2,755  Berkeley County School District, South Carolina, Installment Purchase         12/13 at 100.00          A-    2,933,056
                Revenue Bonds, Securing Assets for Education, Series 2003, 5.250%,
                12/01/19
              Piedmont Municipal Power Agency, South Carolina, Electric Revenue
              Bonds, Series 1991:
         500    6.750%, 1/01/19 - FGIC Insured                                                 No Opt. Call         AAA      647,080
       1,375    6.750%, 1/01/19 - FGIC Insured                                                 No Opt. Call         AAA    1,747,542
       1,150  South Carolina JOBS Economic Development Authority, Hospital Revenue           8/11 at 100.00          AA    1,208,006
                Bonds, Georgetown Memorial Hospital, Series 2001, 5.250%, 2/01/21 -
                RAAI Insured
         490  Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco         No Opt. Call         BBB      515,274
                Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30
------------------------------------------------------------------------------------------------------------------------------------
              Tennessee - 0.9% (0.6% of Total Investments)

       3,000  Knox County Health, Educational and Housing Facilities Board, Tennessee,       4/12 at 101.00        Baa3    3,113,340
                Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc.,
                Series 2002, 6.500%, 4/15/31
------------------------------------------------------------------------------------------------------------------------------------
              Texas - 8.8% (6.2% of Total Investments)

       1,200  Dallas-Ft. Worth International Airport Facility Improvement Corporation,       5/05 at 100.00         CCC      899,628
                Texas, Revenue Bonds, American Airlines Inc., Series 1992, 7.250%,
                11/01/30 (Alternative Minimum Tax)
       2,705  Dallas-Ft. Worth International Airport Facility Improvement Corporation,      11/05 at 102.00         CCC    2,158,238
                Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%,
                11/01/14
         565  Dallas-Ft. Worth International Airport Facility Improvement Corporation,      11/09 at 101.00        Caa2      387,539
                Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%,
                5/01/35 (Alternative Minimum Tax)
              Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
              System, Series 2004A:
       1,840    7.000%, 9/01/25                                                              9/14 at 100.00         N/R    1,982,177
       6,600    7.125%, 9/01/34                                                              9/14 at 100.00         N/R    7,085,694

   Principal                                                                                  Optional Call                   Market
Amount (000)  Description(1)                                                                    Provisions*   Ratings**        Value
------------------------------------------------------------------------------------------------------------------------------------
              Texas (continued)

$        585  Gulf Coast Industrial Development Authority, Texas, Solid Waste                4/12 at 100.00         Ba3  $   668,035
                Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
                Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
       3,000  Harris County Health Facilities Development Corporation, Texas,               12/14 at 100.00           A    3,075,270
                Hospital Revenue Bonds, Memorial Hermann Healthcare System,
                Series 2004A, 5.125%, 12/01/23
       2,020  Houston, Texas, Airport System Special Facilities Revenue Bonds,               7/09 at 101.00          B-    1,480,216
                Continental Air Lines Inc. Project, Series 1998B, 5.700%, 7/15/29
                (Alternative Minimum Tax)
         975  Houston, Texas, Airport System Special Facilities Revenue Bonds,               7/09 at 101.00          B-      714,461
                Continental Air Lines Inc. Project, Series 1998C, 5.700%, 7/15/29
                (Alternative Minimum Tax)
              Houston, Texas, Airport System Special Facilities Revenue Bonds,
              Continental Air Lines Inc. Project, Series 2001E:
         600    7.375%, 7/01/22 (Alternative Minimum Tax)                                    7/11 at 101.00          B-      560,460
       5,350    6.750%, 7/01/29 (Alternative Minimum Tax)                                    7/11 at 101.00          B-    4,593,350
              Houston Health Facilities Development Corporation, Texas, Revenue
              Bonds, Buckingham Senior Living Community Inc., Series 2004A:
         250    7.000%, 2/15/23                                                              2/14 at 101.00         N/R      270,485
       1,400    7.125%, 2/15/34                                                              2/14 at 101.00         N/R    1,506,610
       5,850  Texas Department of Housing and Community Affairs, Multifamily                 7/21 at 100.00         N/R    5,852,165
                Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004,
                6.600%, 1/01/41 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
              Virgin Islands - 3.4% (2.4% of Total Investments)

       5,000  Virgin Islands Public Finance Authority, Refinery Revenue Bonds,               1/14 at 100.00         BBB    5,487,350
                Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
       3,300  Virgin Islands Public Finance Authority, Senior Secured Lien Refinery          7/14 at 100.00         BBB    3,563,010
                Revenue Bonds, Hovensa LLC, Series 2004, 5.875%, 7/01/22
       3,000  Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan            10/14 at 100.00          AA    3,151,680
                Note, Series 2003, 5.000%, 10/01/26 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------
              Virginia - 3.6% (2.6% of Total Investments)

              Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds,
              Route 895 Connector Toll Road, Series 1998B:
       2,000    0.000%, 8/15/12                                                               8/08 at 82.10          BB    1,353,620
       3,000    0.000%, 8/15/15                                                               8/08 at 68.82          BB    1,685,970
       9,000    0.000%, 8/15/19                                                               8/08 at 54.38          BB    3,983,850
              Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds,
              Route 895 Connector Toll Road, Series 1998A:
       2,000    0.000%, 8/15/14                                                               8/08 at 73.23          BB    1,196,460
       4,250    5.500%, 8/15/28                                                              8/08 at 102.00          BB    4,173,542
       1,850    0.000%, 8/15/30                                                               8/08 at 28.38          BB      410,164
------------------------------------------------------------------------------------------------------------------------------------
              Washington - 4.8% (3.4% of Total Investments)

       4,180  Seattle, Washington, Municipal Light and Power Revenue Bonds, Series           8/14 at 100.00         AAA    4,253,902
                2004, 4.500%, 8/01/19 - FSA Insured
       3,000  Skagit County Public Hospital District 1, Washington, Revenue Bonds,          12/13 at 100.00        Baa3    3,228,060
                Skagit Valley Hospital, Series 2003, 6.000%, 12/01/18
              Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds,
              Conference Center Project, Series 2003A:
       1,750    6.000%, 1/01/28 - ACA Insured                                                1/14 at 100.00           A    1,892,240
       4,725    6.000%, 1/01/34 - ACA Insured                                                1/14 at 100.00           A    5,081,360
       2,500    5.250%, 1/01/34 - ACA Insured                                                1/14 at 100.00           A    2,550,425

      Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                             Optional Call                       Market
Amount (000)  Description(1)                                                               Provisions*   Ratings**            Value
------------------------------------------------------------------------------------------------------------------------------------
              Wisconsin - 5.8% (4.1% of Total Investments)

$        550  Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,   12/14 at 101.00        N/R    $      552,778
                Revenue Bonds, Series 2003A, 7.750%, 6/01/16
         300  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     7/06 at 102.00        N/R           306,507
                Milwaukee Catholic Home Inc., Series 1996, 7.250%, 7/01/17
         500  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     8/05 at 100.00        N/R           500,920
                Oakwood Village Obligated Group, Series 2000A, 7.000%, 8/15/15
       5,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,     2/12 at 101.00          A         5,321,800
                Wheaton Franciscan Services Inc., Series 2002, 5.750%, 8/15/30
              Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
              Aurora Health Care Inc., Series 1999A:
       2,300    5.600%, 2/15/29 - ACA Insured                                           2/09 at 101.00          A         2,373,024
       9,380    5.600%, 2/15/29                                                         2/09 at 101.00       BBB+         9,596,490
              Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
              Southwest Health Center Inc., Series 2004A:
       1,000    6.250%, 4/01/34                                                         4/14 at 100.00        N/R           986,510
         875    6.125%, 4/01/24                                                         4/14 at 100.00        N/R           868,750
------------------------------------------------------------------------------------------------------------------------------------
              Other - 2.1% (1.5% of Total Investments)

              Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
       5,000    6.000%, 12/31/45 (Alternative Minimum Tax) (Mandatory put 4/30/19)        No Opt. Call         A3         5,383,100
       1,000    5.750%, 12/31/45 (Mandatory put 4/30/15)                                  No Opt. Call         A3         1,068,860
       1,000  GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39                 No Opt. Call       Baa1         1,029,710
                (Alternative Minimum Tax) (Mandatory put 10/31/19)
------------------------------------------------------------------------------------------------------------------------------------
$    496,343  Total Long-Term Investments (cost $476,866,528) - 141.5%                                                  501,875,412
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.2%                                                                        7,778,807
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (43.7)%                                                         (155,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                          $  354,654,219
              ======================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

             * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

             ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

            *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            N/R   Investment is not rated.

            (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Statement of
      Assets and Liabilities April 30, 2005 (Unaudited)

                                                     Investment           Select            Quality          Premier     High Income
                                                        Quality          Quality             Income           Income     Opportunity
                                                          (NQM)            (NQS)              (NQU)            (NPF)           (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $784,995,240,
   $741,512,723, $1,183,771,404, $434,694,984,
   and $476,866,528, respectively)                 $843,095,353    $ 798,366,118    $ 1,280,758,463    $ 467,577,844    $501,875,412
Cash                                                         --               --            601,072               --              --
Receivables:
   Interest                                          14,058,862       13,159,150         20,745,266        6,764,352       9,442,708
   Investments sold                                  13,371,053        1,497,797            585,000          100,000       5,548,760
Other assets                                             65,369           44,727             93,749           28,104           9,201
------------------------------------------------------------------------------------------------------------------------------------
     Total assets                                   870,590,637      813,067,792      1,302,783,550      474,470,300     516,876,081
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                        3,623,416        1,000,277                 --        1,371,049       6,597,192
Payable for investments purchased                            --               --          6,458,300               --              --
Accrued expenses:
   Management fees                                      436,657          410,132            645,039          241,464         168,838
   Other                                                167,758          159,077            248,852          103,642         306,362
Preferred share dividends payable                        85,892           78,345            109,987           36,955         149,470
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                               4,313,723        1,647,831          7,462,178        1,753,110       7,221,862
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value              301,000,000      279,000,000        452,000,000      165,000,000     155,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares             $565,276,914    $ 532,419,961    $   843,321,372    $ 307,717,190    $354,654,219
====================================================================================================================================
Common shares outstanding                            35,748,959       33,887,474         54,204,488       20,091,018      23,227,199
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                             $      15.81    $       15.71    $         15.56    $       15.32    $      15.27
====================================================================================================================================
Net assets applicable to Common shares
   consist of:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share            $    357,490    $     338,875    $       542,045    $     200,910    $    232,272
Paid-in surplus                                     498,308,980      471,842,025        755,082,994      279,091,550     328,465,719
Undistributed net investment income                   5,126,004        5,841,112          6,638,665          749,325         656,950
Accumulated net realized gain (loss) from
   investments                                        3,384,327       (2,455,446)       (15,929,391)      (5,207,455)        290,394
Net unrealized appreciation of investments           58,100,113       56,853,395         96,987,059       32,882,860      25,008,884
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares             $565,276,914    $ 532,419,961    $   843,321,372    $ 307,717,190    $354,654,219
====================================================================================================================================

Authorized shares:
   Common                                           200,000,000      200,000,000        200,000,000      200,000,000       Unlimited
   Preferred                                          1,000,000        1,000,000          1,000,000        1,000,000       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Operations Six Months Ended April 30, 2005 (Unaudited)

                                                     Investment           Select          Quality          Premier      High Income
                                                        Quality          Quality           Income           Income      Opportunity
                                                          (NQM)            (NQS)            (NQU)            (NPF)            (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Investment Income                                  $ 22,307,684     $ 21,166,027     $ 32,625,545     $ 11,427,415     $ 15,479,145
------------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                       2,655,171        2,483,189        3,907,541        1,467,253        1,814,612
Preferred shares - auction fees                         373,157          345,884          560,356          204,555           92,726
Preferred shares - dividend disbursing
  agent fees                                             24,795           24,795           29,753           14,877           14,877
Shareholders' servicing agent fees and expenses          33,817           30,657           51,876           17,537            1,151
Custodian's fees and expenses                           102,893           82,093          132,173           53,090           83,270
Directors'/Trustees' fees and expenses                    7,310            6,989           10,853            3,966            4,132
Professional fees                                        48,854           35,871           28,544           52,612           30,276
Shareholders' reports - printing and
  mailing expenses                                       40,332           38,224           58,433           23,874           27,328
Stock exchange listing fees                               6,962            6,606           10,566            5,235              951
Investor relations expense                               60,812           57,022           90,440           33,516           35,737
Other expenses                                           29,057           38,415           41,203           19,533            8,275
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
  and expense reimbursement                           3,383,160        3,149,745        4,921,738        1,896,048        2,113,335
  Custodian fee credit                                   (2,915)         (20,716)         (18,066)          (2,363)          (1,402)
  Expense reimbursement                                      --               --               --               --         (799,307)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                          3,380,245        3,129,029        4,903,672        1,893,685        1,312,626
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                18,927,439       18,036,998       27,721,873        9,533,730       14,166,519
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized and unrealized gain (loss)
  from investments                                    3,386,036          (49,697)       1,328,981       (5,205,922)         291,377
Change in net unrealized appreciation
  (depreciation) of investments                      (7,214,874)       1,778,080        1,770,714        4,825,180       10,145,141
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)              (3,828,838)       1,728,383        3,099,695         (380,742)      10,436,518
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Preferred Shareholders
From net investment income                           (2,269,870)      (2,367,153)      (3,737,897)      (1,264,745)      (1,335,974)
From accumulated net realized gains from
  investments                                          (283,920)              --               --         (210,151)        (126,806)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
  shares from distributions to Preferred
  shareholders                                       (2,553,790)      (2,367,153)      (3,737,897)      (1,474,896)      (1,462,780)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                   $ 12,544,811     $ 17,398,228     $ 27,083,671     $  7,678,092     $ 23,140,257
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Changes in Net Assets (Unaudited)

                                                                Investment Quality (NQM)                  Select Quality (NQS)
                                                          ---------------------------------       ----------------------------------
                                                             Six Months                Year          Six Months                Year
                                                                  Ended               Ended               Ended               Ended
                                                                4/30/05            10/31/04             4/30/05            10/31/04
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                     $  18,927,439       $  38,309,679       $  18,036,998       $  36,775,861
Net realized gain (loss) from investments                     3,386,036           4,952,784             (49,697)         (2,412,210)
Change in net unrealized appreciation
   (depreciation) of investments                             (7,214,874)         10,084,653           1,778,080          16,809,379
Distributions to Preferred Shareholders:
   From net investment income                                (2,269,870)         (2,792,857)         (2,367,153)         (2,441,256)
   From accumulated net realized gains
      from investments                                         (283,920)                 --                  --            (189,626)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                             12,544,811          50,554,259          17,398,228          48,542,148
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                                  (17,802,982)        (36,034,950)        (16,672,638)        (33,809,362)
From accumulated net realized gains
   from investments                                          (3,628,520)                 --                  --          (2,399,044)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                   (21,431,502)        (36,034,950)        (16,672,638)        (36,208,406)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions
Common shares:
   Net proceeds from sale of shares                                  --                  --                  --                  --
   Net proceeds from shares issued
      to shareholders due to
      reinvestment of distributions                                  --                  --                  --                  --
Preferred shares offering costs                                      --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions                                        --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                               (8,886,691)         14,519,309             725,590          12,333,742
Net assets applicable to Common shares
   at the beginning of period                               574,163,605         559,644,296         531,694,371         519,360,629
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                                   $ 565,276,914       $ 574,163,605       $ 532,419,961       $ 531,694,371
====================================================================================================================================
Undistributed net investment income
   at the end of period                                   $   5,126,004       $   6,271,417       $   5,841,112       $   6,843,905
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Changes in Net Assets (Unaudited) (continued)


                                                    Quality Income (NQU)               Premier Income (NPF)
                                             -------------------------------     -------------------------------




                                                Six Months              Year        Six Months              Year
                                                     Ended             Ended             Ended             Ended
                                                   4/30/05          10/31/04           4/30/05          10/31/04
-----------------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  27,721,873     $  56,386,704     $   9,533,730     $  20,152,594
Net realized gain (loss) from investments        1,328,981           680,647        (5,205,922)        3,300,711
Change in net unrealized appreciation
   (depreciation) of investments                 1,770,714        26,343,433         4,825,180         5,805,345
Distributions to Preferred Shareholders:
   From net investment income                   (3,737,897)       (4,225,966)       (1,264,745)       (1,525,702)
   From accumulated net realized gains
      from investments                                  --                --          (210,151)               --
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations             27,083,671        79,184,818         7,678,092        27,732,948
-----------------------------------------------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                     (25,855,547)      (52,361,550)       (9,246,062)      (19,789,658)
From accumulated net realized gains
   from investments                                     --                --        (2,706,086)               --
-----------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                      (25,855,547)      (52,361,550)      (11,952,148)      (19,789,658)
-----------------------------------------------------------------------------------------------------------------
Capital Share Transactions
Common shares:
   Net proceeds from sale of shares                     --                --                --                --
   Net proceeds from shares issued
      to shareholders due to
      reinvestment of distributions                     --                --                --                --
Preferred shares offering costs                         --                --                --                --
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions                           --                --                --                --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                   1,228,124        26,823,268        (4,274,056)        7,943,290
Net assets applicable to Common shares
   at the beginning of period                  842,093,248       815,269,980       311,991,246       304,047,956
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                      $ 843,321,372     $ 842,093,248     $ 307,717,190     $ 311,991,246
=================================================================================================================
Undistributed net investment income
   at the end of period                      $   6,638,665     $   8,510,236     $     749,325     $   1,726,402
=================================================================================================================

                                                           High Income
                                                        Opportunity (NMZ)
                                                 -------------------------------
                                                                         For the
                                                                          Period
                                                                        11/19/03
                                                                   (commencement
                                                    Six Months    of operations)
                                                         Ended           through
                                                       4/30/05          10/31/04
--------------------------------------------------------------------------------
Operations
Net investment income                            $  14,166,519     $  22,642,686
Net realized gain (loss) from investments              291,377         1,565,331
Change in net unrealized appreciation
   (depreciation) of investments                    10,145,141        14,863,743
Distributions to Preferred Shareholders:
   From net investment income                       (1,335,974)       (1,782,677)
   From accumulated net realized gains
      from investments                                (126,806)               --
--------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                 23,140,257        37,289,083
--------------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                         (12,400,973)      (20,632,463)
From accumulated net realized gains
   from investments                                 (1,439,677)               --
--------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                          (13,840,650)      (20,632,463)
--------------------------------------------------------------------------------
Capital Share Transactions
Common shares:
   Net proceeds from sale of shares                         --       330,929,250
   Net proceeds from shares issued
      to shareholders due to
      reinvestment of distributions                    346,876           707,518
Preferred shares offering costs                        (15,427)       (3,370,500)
--------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions                          331,449       328,266,268
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                       9,631,056       344,922,888
Net assets applicable to Common shares
   at the beginning of period                      345,023,163           100,275
--------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                          $ 354,654,219     $ 345,023,163
================================================================================
Undistributed net investment income
   at the end of period                          $     656,950     $     227,378
================================================================================

                                 See accompanying notes to financial statements.

Notes to
      Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Investment Quality Municipal Fund, Inc.
(NQM), Nuveen Select Quality Municipal Fund, Inc. (NQS), Nuveen Quality Income Municipal Fund, Inc. (NQU), Nuveen Premier Municipal Income Fund, Inc. (NPF) and Nuveen Municipal High Income Opportunity Fund (NMZ). Common shares of Investment Quality (NQM), Select Quality (NQS), Quality Income (NQU) and Premier Income
(NPF) are traded on the New York Stock Exchange while Common shares of High Income Opportunity (NMZ) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

Prior to the commencement of operations of High Income Opportunity (NMZ), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by the Adviser, the recording of the organization expenses ($11,500) and its reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors/Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors'/Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2005, Quality Income (NQU) had when-issued purchase commitments of $6,458,300. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Notes to
      Financial Statements (Unaudited) (continued)

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series, with the exception of High Income Opportunity's (NMZ) Series T and Series W, is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The initial dividend rates for High Income Opportunity's (NMZ) Series T and Series W were negotiated at the time of the Preferred share offerings and are set for periods of two years and three years, respectively, from their inception, and payable monthly. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                             Investment     Select      Quality      Premier  High Income
                                                Quality    Quality       Income       Income  Opportunity
                                                   (NQM)      (NQS)        (NQU)        (NPF)        (NMZ)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                       2,500      2,000        3,000        1,000        3,000
   Series T                                       2,500      2,000        3,000        2,800        1,600
   Series W                                       2,500      2,800        3,000           --        1,600
   Series W2                                        --          --        2,080           --           --
   Series TH                                      2,040      1,560        4,000        2,800           --
   Series F                                       2,500      2,800        3,000           --           --
---------------------------------------------------------------------------------------------------------
Total                                            12,040     11,160       18,080        6,600        6,200
=========================================================================================================

High Income Opportunity (NMZ) issued the Preferred shares listed above on January 23, 2004.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2005.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for High Income Opportunity (NMZ). High Income Opportunity's (NMZ) share of Common share offering costs ($698,510) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by High Income Opportunity (NMZ) in connection with its offering of Preferred shares ($3,385,927) were recorded as a reduction to paid-in surplus.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Common and Preferred shares were as follows:

                                                   Investment                   Select                         Quality
                                                  Quality (NQM)              Quality (NQS)                   Income (NQU)
                                           ------------------------    -------------------------     ---------------------------
                                           Six Months          Year    Six Months           Year     Six Months             Year
                                                Ended         Ended         Ended          Ended          Ended            Ended
                                              4/30/05      10/31/04       4/30/05       10/31/04        4/30/05         10/31/04
---------------------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                     --            --            --             --             --               --
   Shares issued to shareholders
     due to reinvestment of distributions          --            --            --             --             --               --
---------------------------------------------------------------------------------------------------------------------------------
                                                   --            --            --             --             --               --
=================================================================================================================================
Preferred shares sold                              --            --            --             --             --               --
=================================================================================================================================

                                                                                 Premier                      High Income
                                                                               Income (NPF)                Opportunity (NMZ)
                                                                       -------------------------     ---------------------------
                                                                                                                         For the
                                                                                                                          Period
                                                                                                                        11/19/03
                                                                                                                   (commencement
                                                                       Six Months           Year     Six Months   of operations)
                                                                            Ended          Ended          Ended          through
                                                                          4/30/05       10/31/04        4/30/05         10/31/04
---------------------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                                 --             --             --       23,150,000
   Shares issued to shareholders
     due to reinvestment of distributions                                      --             --         23,164           47,035
---------------------------------------------------------------------------------------------------------------------------------
                                                                               --             --         23,164       23,197,035
=================================================================================================================================
Preferred shares sold                                                          --             --             --            6,200
=================================================================================================================================

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2005, were as follows:

                                                         Investment        Select        Quality        Premier      High Income
                                                            Quality       Quality         Income         Income      Opportunity
                                                               (NQM)         (NQS)          (NQU)          (NPF)             (NMZ)
---------------------------------------------------------------------------------------------------------------------------------
Purchases                                               $39,417,640   $12,749,365    $46,475,193    $18,203,109      $17,578,357
Sales and maturities                                     57,717,820    11,479,967     42,399,960     20,021,202       22,283,126
=================================================================================================================================

Notes to
      Financial Statements (Unaudited) (continued)

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was as follows:

                                                 Investment           Select             Quality          Premier       High Income
                                                    Quality          Quality              Income           Income       Opportunity
                                                       (NQM)            (NQS)               (NQU)            (NPF)             (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments                           $ 784,619,321    $ 741,067,818     $ 1,183,652,475    $ 434,641,827    $ 476,355,031
====================================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

                                                 Investment           Select             Quality          Premier       High Income
                                                    Quality          Quality              Income           Income       Opportunity
                                                       (NQM)            (NQS)               (NQU)            (NPF)             (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                               $  65,830,220    $  61,053,029     $    99,049,335    $  33,270,710    $  27,350,914
   Depreciation                                  (7,354,188)      (3,754,729)         (1,943,347)        (334,693)      (1,830,533)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments    $  58,476,032    $  57,298,300     $    97,105,988    $  32,936,017    $  25,520,381
====================================================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2004, the Funds' last fiscal year end, were as follows:

                                                 Investment           Select             Quality          Premier       High Income
                                                    Quality          Quality              Income           Income       Opportunity
                                                       (NQM)            (NQS)               (NQU)            (NPF)             (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *         $   8,906,815    $   9,312,512     $    12,499,450    $   3,288,396    $   2,136,977
Undistributed net ordinary income **                     --               --                  --           26,171        1,567,342
Undistributed net long-term capital gains         3,910,730               --                  --        2,914,704               --
====================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2004, paid on November 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                 Investment           Select             Quality          Premier       High Income
                                                    Quality          Quality              Income           Income       Opportunity
                                                       (NQM)            (NQS)               (NQU)            (NPF)          (NMZ)***
------------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income      $  38,790,379    $  36,154,509     $    56,529,162    $  21,345,220    $  20,204,122
Distributions from net ordinary income **                --           61,975                  --               --               --
Distributions from net long-term capital gains           --        2,588,670                  --               --               --
====================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

*** For the period November 19, 2003 (commencement of operations) through October 31, 2004.

At October 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                  Select                Quality
                                                 Quality                 Income
                                                    (NQS)                  (NQU)
--------------------------------------------------------------------------------
Expiration year:
  2011                                        $       --            $16,844,071
  2012                                         2,405,749                     --
--------------------------------------------------------------------------------
Total                                         $2,405,749            $16,844,071
================================================================================

5. Management Fee and Other Transactions with Affiliates

As approved by the Board of Directors/Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of May 31, 2005, the complex-level fee rate was .1905%; that is, the funds' effective management fees were reduced by approximately .0095%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                        Investment Quality (NQM)
                                                                                            Select Quality (NQS)
                                                                                            Quality Income (NQU)
                                                                                            Premier Income (NPF)
Average Daily Net Assets (including net assets attributable to Preferred shares)            Fund-Level Fee Rate
----------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                         .4500%
For the next $125 million                                                                          .4375
For the next $250 million                                                                          .4250
For the next $500 million                                                                          .4125
For the next $1 billion                                                                            .4000
For the next $3 billion                                                                            .3875
For net assets over $5 billion                                                                     .3750
================================================================================================================

                                                                                    High Income Opportunity (NMZ)
Average Daily Net Assets (including net assets attributable to Preferred shares)             Fund-Level Fee Rate
----------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                         .5500%
For the next $125 million                                                                          .5375
For the next $250 million                                                                          .5250
For the next $500 million                                                                          .5125
For the next $1 billion                                                                            .5000
For net assets over $2 billion                                                                     .4750
================================================================================================================

Notes to
      Financial Statements (Unaudited) (continued)

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

Complex-Level Assets(1)                                                            Complex-Level Fee Rate
---------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                        .2000%
For the next $1 billion                                                                          .1800
For the next $1 billion                                                                          .1600
For the next $3 billion                                                                          .1425
For the next $3 billion                                                                          .1325
For the next $3 billion                                                                          .1250
For the next $5 billion                                                                          .1200
For the next $5 billion                                                                          .1175
For the next $15 billion                                                                         .1150
For Managed Assets over $91 billion(2)                                                           .1400
=========================================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                 Investment Quality (NQM)
                                                                                     Select Quality (NQS)
                                                                                     Quality Income (NQU)
                                                                                     Premier Income (NPF)
Average Daily Net Assets (including net assets attributable to Preferred shares)      Management Fee Rate
---------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .6500%
For the next $125 million                                                                        .6375
For the next $250 million                                                                        .6250
For the next $500 million                                                                        .6125
For the next $1 billion                                                                          .6000
For the next $3 billion                                                                          .5875
For net assets over $5 billion                                                                   .5750
=========================================================================================================

                                                                                   High Income Opportunity (NMZ)
Average Daily Net Assets (including net assets attributable to Preferred shares)             Management Fee Rate
----------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                       .7500%
For the next $125 million                                                                        .7375
For the next $250 million                                                                        .7250
For the next $500 million                                                                        .7125
For the next $1 billion                                                                          .7000
For net assets over $2 billion                                                                   .6750
================================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of High Income Opportunity's (NMZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

Year Ending                                                          Year Ending
November 30,                                                         November 30,
----------------------------------------------------------------------------------------------------------------
2003*                              .32%                              2009                            .24%
2004                               .32                               2010                            .16
2005                               .32                               2011                            .08
2006                               .32
2007                               .32
2008                               .32
================================================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse High Income Opportunity (NMZ) for any portion of its fees and expenses beyond November 30, 2011.

6. Announcement Regarding Parent Company of Adviser

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors/Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

Notes to
      Financial Statements (Unaudited) (continued)

7. Subsequent Event - Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2005, to shareholders of record on May 15, 2005, as follows:

                         Investment     Select      Quality      Premier      High Income
                            Quality    Quality       Income       Income      Opportunity
                               (NQM)      (NQS)        (NQU)        (NPF)            (NMZ)
------------------------------------------------------------------------------------------
Dividend per share           $.0810     $.0800       $.0775       $.0740           $.0890
==========================================================================================

Financial
      Highlights (Unaudited)

Financial
      Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations
                                             -----------------------------------------------------------------
                                                                        Distributions   Distributions
                                                                             from Net            from
                                Beginning                                  Investment         Capital
                                   Common                          Net      Income to        Gains to
                                    Share           Net      Realized/      Preferred       Preferred
                                Net Asset    Investment     Unrealized         Share-          Share-
                                    Value        Income    Gain (Loss)       holders+        holders+    Total
==================================================================================================================
Investment Quality (NQM)
------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                            $16.06        $  .53        $ (.11)        $ (.06)         $ (.01)   $  .35
2004                                15.65          1.07           .43           (.08)             --      1.42
2003                                15.63          1.11           .02           (.08)             --      1.05
2002                                15.71          1.15          (.15)          (.11)           (.01)      .88
2001                                14.67          1.16          1.00           (.27)             --      1.89
2000                                14.03          1.21           .66           (.34)             --      1.53
Select Quality (NQS)
------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                             15.69           .53           .05           (.07)             --       .51
2004                                15.33          1.09           .42           (.07)           (.01)     1.43
2003                                15.00          1.08           .30           (.07)             --      1.31
2002                                15.48          1.12          (.38)          (.09)           (.04)      .61
2001                                14.48          1.19           .95           (.26)           (.01)     1.87
2000                                14.05          1.22           .47           (.34)             --      1.35
Quality Income (NQU)
------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                             15.54           .51           .06           (.07)             --       .50
2004                                15.04          1.04           .51           (.08)             --      1.47
2003                                14.70          1.06           .34           (.07)             --      1.33
2002                                15.32          1.12          (.59)          (.10)           (.03)      .40
2001                                14.53          1.21           .76           (.26)             --      1.71
2000                                14.33          1.28           .21           (.34)             --      1.15
Premier Income (NPF)
------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                             15.53           .47          (.01)          (.06)           (.01)      .39
2004                                15.13          1.00           .47           (.08)             --      1.39
2003                                15.23          1.06          (.01)          (.07)           (.01)      .97
2002                                15.31          1.15          (.13)          (.11)           (.01)      .90
2001                                14.42          1.23           .84           (.26)             --      1.81
2000                                14.24          1.26           .21           (.34)             --      1.13
High Income Opportunity (NMZ)
------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                             14.87           .61           .45           (.06)           (.01)      .99
2004(a)                             14.33           .98           .71           (.08)             --      1.61
==================================================================================================================

                                             Less Distributions
                                    ---------------------------------

                                           Net                             Offering
                                    Investment      Capital               Costs and      Ending
                                     Income to     Gains to               Preferred      Common
                                        Common       Common                   Share       Share        Ending
                                        Share-       Share-            Underwriting   Net Asset        Market
                                       holders      holders     Total     Discounts       Value         Value
=============================================================================================================
Investment Quality (NQM)
-------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                 $ (.50)      $ (.10)  $ (.60)        $   --      $15.81      $14.8000
2004                                     (1.01)          --    (1.01)            --       16.06       15.3300
2003                                     (1.01)        (.02)   (1.03)            --       15.65       15.1000
2002                                      (.94)        (.02)    (.96)            --       15.63       14.9900
2001                                      (.85)          --     (.85)            --       15.71       14.8400
2000                                      (.89)          --     (.89)            --       14.67       12.8750
Select Quality (NQS)
-------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                   (.49)          --     (.49)            --       15.71       14.5300
2004                                     (1.00)        (.07)   (1.07)            --       15.69       15.1900
2003                                      (.98)          --     (.98)            --       15.33       14.8100
2002                                      (.94)        (.15)   (1.09)            --       15.00       14.4000
2001                                      (.87)          --     (.87)            --       15.48       14.7500
2000                                      (.92)          --     (.92)            --       14.48       13.0625
Quality Income (NQU)
-------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                   (.48)          --     (.48)            --       15.56       14.0600
2004                                      (.97)          --     (.97)            --       15.54       14.5800
2003                                      (.96)        (.03)    (.99)            --       15.04       14.3300
2002                                      (.93)        (.09)   (1.02)            --       14.70       14.0400
2001                                      (.91)        (.01)    (.92)            --       15.32       14.6200
2000                                      (.95)          --     (.95)            --       14.53       13.1250
Premier Income (NPF)
-------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                   (.46)        (.14)    (.60)            --       15.32       13.6800
2004                                      (.99)          --     (.99)            --       15.53       14.4300
2003                                      (.98)        (.09)   (1.07)            --       15.13       14.7400
2002                                      (.96)        (.02)    (.98)            --       15.23       14.5200
2001                                      (.92)          --     (.92)            --       15.31       14.8400
2000                                      (.95)          --     (.95)            --       14.42       13.6250
High Income Opportunity (NMZ)
-------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                   (.53)        (.06)    (.59)            --       15.27       15.4300
2004(a)                                   (.89)          --     (.89)          (.18)      14.87       15.0400
=============================================================================================================

                                                                              Ratios/Supplemental Data
                                                ------------------------------------------------------------------------------------
                                                                     Before Credit/                  After Credit/
                             Total Returns                           Reimbursement                 Reimbursement***
                        --------------------                 ----------------------------   ---------------------------
                                                                           Ratio of Net                  Ratio of Net
                                                               Ratio of      Investment       Ratio of     Investment
                                     Based           Ending    Expenses       Income to       Expenses      Income to
                                        on              Net  to Average         Average     to Average        Average
                          Based     Common           Assets  Net Assets      Net Assets     Net Assets     Net Assets
                             on  Share Net       Applicable  Applicable      Applicable     Applicable     Applicable     Portfolio
                         Market      Asset        to Common   to Common       to Common      to Common      to Common      Turnover
                        Value**      Value**    Shares (000)     Shares++        Shares++       Shares++       Shares++        Rate
====================================================================================================================================
Investment Quality (NQM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                    0.53%      2.23%        $565,277        1.20%*          6.74%*         1.20%*        6.74%*            5%
2004                       8.54       9.37          574,164        1.20            6.78           1.20          6.79             16
2003                       7.78       6.88          559,644        1.22            7.05           1.22          7.05              5
2002                       7.71       5.85          558,604        1.21            7.48           1.21          7.49              5
2001                      22.33      13.16          561,577        1.24            7.56           1.23          7.56             17
2000                       3.70      11.38          524,320        1.24            8.57           1.22          8.59             35
Select Quality (NQS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                   (1.08)      3.31          532,420        1.20*           6.84*          1.19*         6.85*             1
2004                      10.19       9.64          531,694        1.21            6.96           1.15          7.02              4
2003                       9.91       8.96          519,361        1.26            7.06           1.25          7.06              9
2002                       5.24       4.22          508,300        1.24            7.46           1.23          7.47             19
2001                      20.09      13.23          524,597        1.24            7.89           1.23          7.89             28
2000                       6.85      10.02          490,683        1.22            8.67           1.21          8.68             30
Quality Income (NQU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                   (0.29)      3.26          843,321        1.18*           6.66*          1.18*         6.66*             3
2004                       8.76      10.07          842,093        1.20            6.83           1.20          6.83              6
2003                       9.31       9.37          815,270        1.21            7.12           1.21          7.13              9
2002                       3.05       2.71          796,591        1.23            7.50           1.22          7.51             32
2001                      18.72      12.09          830,636        1.21            8.05           1.21          8.06             30
2000                        .73       8.37          787,829        1.21            8.95           1.20          8.95             23
Premier Income (NPF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                   (1.08)      2.56          307,717        1.25*           6.27*          1.24*         6.27*             4
2004                       4.75       9.48          311,991        1.28            6.57           1.27          6.58             22
2003                       9.13       6.57          304,048        1.24            6.91           1.23          6.91             19
2002                       4.57       6.19          305,958        1.29            7.66           1.28          7.67             25
2001                      15.93      12.89          307,496        1.28            8.25           1.26          8.26             14
2000                       9.71       8.22          289,103        1.27            8.84           1.26          8.85              9
High Income Opportunity (NMZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                    6.70       6.83          354,654        1.22*           7.73*           .76*         8.19*             4
2004(a)                    6.49      10.38          345,023        1.15*           6.75*           .70*         7.20*            52
====================================================================================================================================



                                            Preferred Shares at End of Period
                                    --------------------------------------------




                                      Aggregate      Liquidation
                                         Amount       and Market         Asset
                                    Outstanding            Value      Coverage
                                           (000)        Per Share    Per Share
===============================================================================
                                      Investment Quality (NQM)
-------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                $301,000           $25,000      $71,950
2004                                    301,000            25,000       72,688
2003                                    301,000            25,000       71,482
2002                                    301,000            25,000       71,396
2001                                    301,000            25,000       71,643
2000                                    301,000            25,000       68,548
Select Quality (NQS)
-------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                 279,000            25,000       72,708
2004                                    279,000            25,000       72,643
2003                                    279,000            25,000       71,538
2002                                    279,000            25,000       70,547
2001                                    279,000            25,000       72,007
2000                                    279,000            25,000       68,968
Quality Income (NQU)
-------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                 452,000            25,000       71,644
2004                                    452,000            25,000       71,576
2003                                    452,000            25,000       70,092
2002                                    452,000            25,000       69,059
2001                                    452,000            25,000       70,942
2000                                    452,000            25,000       68,575
Premier Income (NPF)
-------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                 165,000            25,000       71,624
2004                                    165,000            25,000       72,271
2003                                    165,000            25,000       71,068
2002                                    165,000            25,000       71,357
2001                                    165,000            25,000       71,590
2000                                    165,000            25,000       68,804
High Income Opportunity (NMZ)
-------------------------------------------------------------------------------
Year Ended 10/31:
2005(b)                                 155,000            25,000       82,202
2004(a)                                 155,000            25,000       80,649
===============================================================================

*     Annualized.

** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) For the period November 19, 2003 (commencement of operations) through October 31, 2004.

(b)   For the six months ended April 30, 2005.

                                 See accompanying notes to financial statements.


                                     68 & 69

Reinvest Automatically
      Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Exchange-Traded Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      Information

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

Quarterly Portfolio of Investments and Proxy voting information

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

Glossary of terms used in this report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Board of Directors/Trustees

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

Fund Manager

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

[GRAPHIC OMITTED]

           Learn more
about Nuveen Funds at
   www.nuveen.com/etf

Nuveen Investments:

SERVING Investors
      For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


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                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

                                                                     ESA-C-0405D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal High Income Opportunity Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.